As filed with the SEC on April 29, 2025
Registration No. 333‑123884
Registration No. 811‑05315

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933
Pre‑Effective Amendment No.
Post-Effective Amendment No. 27	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 139	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact Name of Registered Separate Account)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of Insurance Company)

900 Salem Street
Smithfield, Rhode Island 02917
(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number: (800) 544‑8888

ARI LINDNER
President
Fidelity Investments Life Insurance Company
900 Salem Street
Smithfield, Rhode Island 02917
(Name and Address of Agent for Service)

Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2025, pursuant to paragraph (b) of rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of rule 485

☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
April 30, 2025
Fidelity Personal Retirement Annuity®
Issued by Fidelity Investments Life Insurance Company
(“FILI”)
Introduction:
Fidelity Personal Retirement Annuity® (“FPRA”) is an individual, deferred, flexible premium variable annuity contract issued by Fidelity Investments Life Insurance Company (“FILI”, the “Company”, “we”, or “us”). The Contract is designed to be purchased with after‑tax money by individual investors who desire to accumulate capital on a tax‑deferred basis for retirement or other long-term purposes. Money may be directed to one or more of the Subaccounts of Fidelity Investments Variable Annuity Account I (the “Variable Account”), each of which invests in a single mutual fund portfolio (a “Fund”). Information about the Funds is provided in Appendix A.
You may authorize a third-party investment advisory firm (the “Advisor”) to make asset allocation decisions and request other transactions within the Contract on your behalf. The Advisor may charge an advisory fee for their services, and this fee would be in addition to the Contract’s fees and expenses. If you elect to pay this advisory fee from the Contract, then this deduction will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
Important Disclosures:
The Contract is a complex investment and involves risks, including risk of loss. It is not a short-term investment and is not suitable for an investor who needs ready access to cash. The taxable portion of a distribution will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.
FILI’s obligations and guarantees under the Contract are subject to FILI’s financial strength and claims-paying ability.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this “free look” or cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

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GLOSSARY
Accumulation Phase - The Accumulation Phase starts when you purchase your Contract and ends on the Annuity Date, when the Income Phase starts.
Accumulation Unit - A unit of interest in a Subaccount.
Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.
Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.
Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month following the oldest Owner’s 95th birthday. Once annuity income payments begin, Owners have no rights in the Contract.
Base Contract Expenses - also referred to as “Contract Charges” - Expenses that we assess daily at an annual effective rate against the assets of each Subaccount, comprised of a Mortality and Expense Risk Charge and an Administrative Charge.
Beneficiary or Beneficiaries - The person or persons who receive proceeds from the Contract if all the Owners die before the Annuity Date.
Code - The Internal Revenue Code of 1986, as amended.
Contract - The annuity contract described in this prospectus.
Contract Anniversary - The same month and day as the Contract Date in each later year.
Contract Date - The date your Contract becomes effective. We show this date in your Contract.
Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.
Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.
Death Benefit - A benefit equal to the Contract Value that applies if any Owner (or Annuitant for a trust owned Contract) dies before the Annuity Date.
Exchanges - Transfers of values among the Subaccounts.
Free Look Period - The limited period of time after you purchase your Contract that you can cancel it and return it for a refund.
Funds - The mutual fund portfolios in which the Subaccounts invest.
Income Phase - The Income Phase starts on the Annuity Date and represents the period of time the Contract makes annuity income payments.
Non‑qualified Annuity - An annuity contract that does not qualify as an individual retirement annuity under Section 408(b) of the Code.

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Owner(s) - also “You” or “you” - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.
Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.
Subaccounts - The divisions of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.
Total Return - A measure of the investment performance for a Subaccount from one Valuation Period to the next.
Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.
Variable Account - Fidelity Investments Variable Annuity Account I.
You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

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OVERVIEW OF THE CONTRACT
What is this Contract designed to do and who could it be appropriate for?
FPRA is designed to provide long-term, tax‑deferred accumulation of assets through investments in a variety of Subaccounts during the Accumulation Phase. It can also supplement your retirement income by providing a stream of income payments during the Income Phase. This Contract may be appropriate if you desire to accumulate assets on a tax‑deferred basis, are already maximizing contributions to employer sponsored plans and IRA accounts and have a long-term investment horizon.
If you elect to pay advisory fees from the Contract to a third-party investment advisory firm, then this deduction will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax. See 1. Principal Risks of Investing in the Contract.
How do I accumulate assets in this contract and receive income from the Contract?
Your Contract has two phases: 1) an Accumulation Phase; and 2) an Income Phase, beginning on the Annuity Date.

•	Accumulation Phase
To help you accumulate assets, you invest your Purchase Payments in one or more of the Subaccounts. The value of the money you invest in any Subaccount will vary with the performance of the single mutual fund portfolio (the “Fund”) in which the Subaccount invests. Each Fund has its own investment strategies, investment advisers, expense ratios, and returns. Information about the Funds is provided in Appendix A: Funds Available Under the Contract.

•	Income Phase
During the Income Phase, the Contract pays a stream of guaranteed income payments to the Annuitant(s) beginning on the Annuity Date. For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both Owners are alive on the Annuity Date or (2) one Owner is alive on the Annuity Date and the surviving Owner was the deceased Owner’s spouse at the time of death and elected to continue the Contract as his or her own. However, Owners have no rights once annuity income payments begin.
Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. To provide annuity income, on the Annuity Date all Accumulation Units in the Subaccounts are redeemed and the money is transferred to our general account. Thereafter, the Contract’s Death Benefit terminates and there is no ability to make withdrawals.
What are the other primary features of the Contract?
Other primary contract features:

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Accessing your money: During the Accumulation Phase, you have full access to your money. You can choose to withdraw your Contract Value at any time (although certain withdrawals prior to age 59 1⁄2 may be subject to a tax penalty equal to 10% of the amount treated as taxable income).

•
Tax treatment: You can Exchange money between Subaccounts without tax implications, and earnings (if any) on your investments are generally tax‑deferred. Earnings, if any, are taxed as ordinary income when received in the form of a withdrawal, annuity income payment, or other form of distribution.

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•
Death benefit: Your Contract includes a standard Death Benefit that will pay your designated Beneficiaries the Contract Value if all the Owners die during the Accumulation Phase. Please note poor investment performance and withdrawals can significantly reduce this benefit.

•
Automatic Annuity Builder: At no additional charge, you may use Automatic Annuity Builder to make periodic, pre‑authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account.

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Dollar Cost Averaging and Automatic Rebalancing: At no additional charge, you may use Dollar Cost Averaging to make automatic monthly Exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Option”), but not both, to any of the other Subaccounts you select (the “Destination Options”). Alternatively, at no additional charge, you may use Automatic Rebalancing, which on a periodic basis automatically rebalances the Subaccounts you select to help you maintain your specified allocation mix.

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Systematic Withdrawal Program: At no additional charge, you may use our Systematic Withdrawal Program to schedule periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus

Are There Charges or Adjustments for Early Withdrawals?	No

Are There Transaction Charges?	Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.	Fee Tables

Are There Ongoing Fees and Expenses?
Yes, the table below describes the fees and expenses that you may pay each year, depending on the investment options you choose. The Annual Charges do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from your Contract. If such advisory fees were reflected, the fees and expenses disclosed below would be higher. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.

Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract

Annual Fee	Minimum	Maximum

Base Contract Expenses	0.25%[1,2]	0.25%[1,2]

Subaccounts (Fund fees and expenses)	0.09%[3]	2.44%[3]

1 As a percentage of the average Contract Value.
[2] You will be assessed Base Contract Expenses of 0.10% (hereafter referred to as “lower Contract Charges”) if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges.
3 As a percentage of the net assets of each Subaccount.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost $327	Highest Annual Cost $2,312

Assumes

•  Investment of $100,000
•  5% annual appreciation
•  0.25% Base Contract Expenses
•  Least expensive
combination of Fund fees and expenses
•  No advisory fees paid to third-party investment advisory firms
•  No additional Purchase Payments, transfers or withdrawals

Assumes

•  Investment of $100,000
•  5% annual appreciation
•  0.25% Base Contract Expenses
•  Most expensive
combination of Fund fees and expenses
•  No advisory fees paid to third-party investment advisory firms
•  No additional Purchase Payments, transfers or withdrawals

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RISKS	Location in Prospectus

Is There a Risk of Loss from Poor Performance?	Yes, an investor can lose money by investing in the Contract.	1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds

Is this a Short-Term Investment?
No, the Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, the taxable portion of a distribution will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.
1. Principal Risks of Investing in the Contract

What Are the Risks Associated with the Investment Options?
•  An investment in the Contract is subject to the risk of poor performance of the Subaccount(s).

•  Performance will vary based on the performance of the Subaccount(s) you select.

•  Each Subaccount will have its own unique risks.

•  You should review each Fund’s prospectus carefully before making an investment decision.
1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds

What Are the Risks Related to the Insurance Company?
The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. FILI has an A+ Financial Strength Rating from AM Best as of February 12, 2025.
1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account

RESTRICTIONS	Location in Prospectus

Are There Restrictions on the Investment Options?
Yes, the following restrictions may apply:

•  During all or part of the Free Look Period, we reserve the right to invest your Purchase Payments in the Government Money Market Subaccount.

•  You cannot exchange less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may exchange the entire amount.

•  Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchase or Exchanges.

•  We have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new mutual fund for the mutual fund in which a Subaccount invests.
3(a). Purchase of a Contract 5(a). General Procedures for Making Exchanges 5(f). FILI Policies Regarding Frequent Trading 11(a). Changes in Subaccounts

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RESTRICTIONS	Location in Prospectus

Are There any Restrictions on Contract Benefits?
Yes, there are:

•  We will not pay any Beneficiary their portion of the Death Benefit until we have determined the number of Beneficiaries entitled to receive payment and received all required forms in good order.

•  We reserve the right to modify or terminate certain benefits available under the Contract.
4. Benefits Available Under the Contract

TAXES	Location in Prospectus

What Are the Contract’s Tax Implications?
•  The Contracts are not offered in connection with Individual Retirement Accounts (“IRAs”) or qualified plans of any kind.

•  Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•  Under current law, you will not be taxed on increases in the value of your Contact until a distribution occurs. The taxable portion of a distribution will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.
1. Principal Risks of Investing in the Contract 3(a). Purchase of a Contract 9. Tax Considerations

CONFLICTS OF INTEREST	Location in Prospectus

How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this Contract to you in the form of commissions. This financial incentive may influence your investment professional to recommend this Contract over another investment.
2(b). The Funds 2(c). Selling the Contracts

Should I Exchange My Contract?
Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
“Replacement of Contracts” under 3(a). Purchase of a Contract

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FEE TABLES
The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected. These tables do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from the Contract. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
The first table describes the fees and expenses that you will pay at the time that you transfer Contract Value between Subaccounts. State premium taxes may also be deducted.

Transaction Expenses	Current Charge	Maximum Charge
Transfer Fee	None	$15.00A

A
Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Government Money Market Subaccount at the end of the Free Look Period, this will not count against the six‑day limit.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Maximum Charge
Base Contract Expenses[1,2] (as a percentage of the average Contract Value)	0.25%

[1]
Base Contract Expenses are the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Expenses”.

[2]
You will be assessed Base Contract Expenses of 0.10% (hereafter referred to as “lower Contract Charges”) if (1) you purchase a Contract on or after September 7, 2010, with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010, and at that time we are offering the Contract to new applicants at the lower Contract Charges (See 8(c). Automatic Contract Charge Reduction). Contracts funded with Purchase Payments from different sources (e.g., other annuity contracts or investments) will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment applied to the Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.

We reserve the right to terminate the lower Contract Charges for new applicants at any time. We also reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 or more at some time in the future.

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The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses)	0.09%	2.44%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses after any waivers or expense reimbursements)	0.09%	2.28%[1]

[1]	This reflects temporary reductions to Fund expenses.
Example
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include annual Contract expenses and annual Fund expenses, but do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from the Contract. If such fees were reflected, the below expenses would be higher.
This example assumes that you invest $100,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year, 0.25% Base Contract Expenses, and the maximum annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your Contract at the end of each of the periods shown:

1 year	3 years	5 years	10 years
$2,721	$8,353	$14,249	$30,221
1. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Risk of Loss: The value of the money you invest in any Subaccount will vary with the investment performance of the single Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested. Values may increase, decrease, or stay the same. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.
Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, adverse tax consequences may result from withdrawals prior to age 59 1⁄2.
Possibility of Adverse Tax Consequences: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.
Not appropriate for Certain Individuals: Investors who may benefit from this Contract are individuals who have maximized contributions to traditional tax‑deferred savings vehicles and are seeking additional opportunities to invest long-term on a tax‑deferred basis. The contract is generally not appropriate for investors who have not maximized contributions to other traditional tax‑deferred savings vehicles available to them, such as individual

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retirement accounts (IRAs) and employer sponsored plans. This is because these savings vehicles already provide tax‑deferral, but, unlike annuity contracts, they are not subject to a Base Contract Expense and certain other charges unique to annuity contracts. While there are higher cost annuity contracts that provide insurance benefits not available in traditional tax‑deferred savings vehicles, this annuity Contract provides limited insurance benefits (primarily the ability to annuitize and receive income payments for life).
Potential Harmful Fund Transfer Activity: Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value. FILI has adopted policies designed to discourage frequent trading. See 5. Making Exchanges among Subaccounts for more information.
Insurance Company Risks: The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. If FILI experiences financial distress, it may not be able to meet its obligations – annuity income payments guaranteed under the Contract could be especially at risk.
Potential Impact of Any Fees You Pay to Third-Party Investment Advisory Firms: You may authorize a third- party investment advisory firm (the “Advisor”) to make asset allocation decisions and request other transactions within the Contract on your behalf. The Advisor may charge an advisory fee for their services, and this fee would be in addition to the Contract’s fees and expenses. If you elect to pay this advisory fee from the Contract, then this deduction will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
Contract Changes Risk: There is the risk that in the future we will exercise our right to change certain fees or features of the Contract, including the following:

•	We may limit the amount of any Initial or Additional Purchase Payment.

•	We reserve the right to terminate the availability of the lower Contract Charges (0.10%) to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants.

•	We reserve the right to limit exchanges, and to charge as much as $15.00 for each exchange in excess of six per calendar year.

•	We reserve the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new mutual fund for the mutual fund in which a Subaccount invests.

•	We may modify or terminate certain Contract features such as dollar cost averaging, automatic rebalancing, and the systematic withdrawal program.
2. FILI, THE VARIABLE ACCOUNT, THE FUNDS, AND THE DISTRIBUTORS
2(a). FILI and the Variable Account
FILI: The Contract is issued by FILI. We are a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. The lifetime annuity income payments made under the Contract are subject to our claims-paying ability and financial strength. We issue other annuity contracts and life insurance policies as well, and certain benefits and obligations under these products are also subject to our claims-paying ability and

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financial strength. We have an A+ Financial Strength Rating from AM Best as of February 12, 2025.1 Our principal executive offices are located at 900 Salem Street, Smithfield, Rhode Island 02917. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.
The Variable Account: Fidelity Investments Variable Annuity Account I is a separate account used to support the Contract and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law. We are the legal owner of the assets of the Variable Account. However, income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of any of our other assets. The assets of the Variable Account may not be used to pay any of our liabilities other than those arising from the Contracts. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised to investors under the Contracts.
Financial Statements: FILI’s financial statements and the financial statements of the Variable Account appear in the Statement of Additional Information (“SAI”).
1 Financial strength ratings are opinions from independent rating agencies of an insurer’s financial strength and ability to pay its insurance policies and contract obligations. They are not recommendations to purchase, hold or terminate any insurance policy or contract issued by an insurer, nor do they address the suitability of any particular policy or contract for a specific purpose or purchaser. AM Best Ratings range from A++ to F and are subject to change.
2(b). The Funds
Each Subaccount in the Variable Account invests exclusively in the shares of a single Fund. Each Fund is part of a trust that is registered with the SEC as an open‑end management investment company under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund’s assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund. In addition, the names and investment objectives of the Funds may be similar to those of other funds available through the same investment advisor; however, the performance of such funds may differ significantly.
FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the Funds for customer service, distribution, and recordkeeping services with respect to those assets. This compensation is received from the Funds’ advisors or their affiliates. These payments are not contract charges, and do not increase Fund or contract charges.
Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.
Where to Find More Information on the Funds: Information regarding each Fund including its name, investment objective, investment advisers, subadvisers, current expenses, and performance is available in Appendix A: Funds Available Under the Contract. In addition, each Fund has issued a prospectus that contains more detailed information about the Fund. Investors may obtain paper or electronic copies of a Fund prospectus by calling 1‑800‑634‑9361 or visiting www.dfinview.com/Fidelity/PUFT/FPRA.
2(c). Selling the Contracts
Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”) distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and subsidiaries of FMR LLC, our parent company. Fidelity Distributors Company LLC (“FDC”) is the distributor of the Fidelity family of funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

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We pay FIA compensation of not more than 2% of the Purchase Payments received in the first Contract Year for marketing and distribution. We also pay FIA renewal compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.
2(d). Legal Proceedings
Neither the Registrant, the Registrant’s principal underwriter nor the Depositor is a party to any material pending legal proceedings.
3. PURCHASING AND CONTRIBUTING TO A CONTRACT
3(a). Purchase of a Contract
Application and Initial Purchase Payment: We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase a Contract.
You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.
To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and
(2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000.
For Contracts owned by individuals, all Owners must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code, we may permit Owners to be older than 80 upon purchase. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the Annuitant must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code, we may permit the Annuitant to be older than 80 upon purchase.
Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.
If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.
Replacement of Contracts: You can generally exchange a Non‑qualified Annuity contract for another in a “tax‑ free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the existing annuity, charges may be higher (or lower), and the benefits may be less (or more) advantageous. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you the Contract (that person will generally be compensated if you buy the Contract through an exchange or otherwise).

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Verification of Your Identity: To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your Contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.
Free Look Privilege: The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.
In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends.
If you cancel your Contract during the Free Look Period, we generally return your Contract Value. If you live in a state that requires the return of your Purchase Payment, we will return the greater of your Contract Value and your Purchase Payments less any withdrawals. In order to meet this return of Purchase Payment requirement, we reserve the right to invest your Purchase Payments in the Government Money Market Subaccount during all or part of the Free Look Period. If your Purchase Payments are invested in the Government Money Market Subaccount during all or part of the Free Look Period, we will transfer the Contract Value to the other Subaccounts in accordance with your most recent allocation instructions no later than the first business day after the end of the Free Look Period. If we do not exercise this right then your Purchase Payment will be allocated to your selected Subaccounts beginning on the Contract Date.
To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or the greater of your Contract Value and your Purchase Payments less any withdrawals.
3(b). Special Ownership Considerations
1035 Exchanges of Beneficiary Inherited Annuity Contracts: If you are a non‑spouse beneficiary of a non‑ qualified deferred annuity contract issued by another insurance company (“Source Contract”), you may purchase a Fidelity Personal Retirement Annuity Contract via a tax‑free exchange pursuant to Section 1035 of the Code provided:

•	The original owner of the Source Contract is deceased;

•	You exchange one hundred percent (100%) of your interest in the Source Contract;

•	You are eligible to receive payments in accordance with Section 72(s)(2) of the Code and implementing regulations (“Stretch Payments”), and have not yet started such payments; and

•	You fulfill any other requirements that we require to ensure we can administer the Contract in compliance with the Code.
The non‑spouse beneficiary of the Source Contract becomes, upon issuance, the sole Owner and Annuitant of this Contract, and changes to the Owner and Annuitant are not permitted. Since we issue such Contracts solely to distribute Stretch Payments required by the Code, no additional Purchase Payments are allowed and no annuity

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income payments are made on the Annuity Date. Other than the Stretch Payments that we will distribute to you, the only other way you may access your Contract Value is by making a complete withdrawal, at which time the Contract will terminate. Upon your death, your Beneficiary(ies) will be paid his or her share of the Contract Value in a single lump‑sum payment upon receipt in good order at the Annuity Service Center of written proof of death and any other required forms. The Contract will terminate upon such payment(s).
Contracts Owned by Trusts: As a general rule, Contracts owned by “non‑natural persons” such as trusts, are not treated as annuity contracts for federal tax purposes. See Non‑natural Owner under 9(b). Taxation of Non‑ qualified Annuities In General.
If you apply to have the Contract owned by a trust, you should only do so after consulting with a tax advisor to make sure that the trust will be owning the Contract as an agent for a natural person. If, after purchasing the Contract, the trust is changed so that the trust no longer owns the Contract as agent for a natural person, the Contract will no longer be treated as an annuity under the Internal Revenue Code and any income earned by the Contract will be taxable to the trust as ordinary income.
We will issue Contracts to trusts if the trustee represents to us in writing that the trust holds the Contract as agent for one or more natural persons and that the beneficiaries of the trust are natural persons. We will require the trustee to agree in writing to (i) notify us if there are any changes to the trust that would cause the trust to no longer hold the Contract as agent for a natural person or if the trust beneficiaries are changed so that not all trust beneficiaries are natural persons and (ii) authorize us to surrender the Contract since the Contract will no longer be treated as an annuity contract under section 72 of the Internal Revenue Code.
The only other kind of trust we will issue the Contract to is a charitable remainder trust that is established under the Internal Revenue Code and regulations.
Contracts Owned Under UGMA/UTMA Arrangements: A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor’s estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.
When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian’s responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor. If the Contract is not reregistered prior to the applicable date, we may restrict activity in the account.
3(c). Purchase Payments
Contributing to a Contract: You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own. You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder under 4. Benefits Available Under the Contract.
You may make a telephone, mail, or Internet request to make an additional Purchase Payment by moving money from your Fidelity mutual fund or Fidelity brokerage “core” account, or other eligible Fidelity Investments accounts. You may also request to make an additional Purchase Payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner’s name in common.

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An additional Purchase Payment that you invest in any Subaccount(s) will be credited to your Contract based on the next computed Accumulation Unit Value(s) for those Subaccount(s) after we receive your payment at our Annuity Service Center. See Accumulation Units below.
We may limit the amount of any Initial or Additional Purchase Payment. We also reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier’s checks, bank drafts, postal money orders and Traveler’s Express international money orders.
We may also offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See 10(k). Special Provisions for Sales Under Sponsored Arrangements.
Investment Allocation of Your Purchase Payments: You choose how to allocate your Purchase Payments among the Subaccounts and the percentage to be allocated to each.
For the Initial Purchase Payment, you choose the allocation on the application. In order to meet certain regulatory requirements, we reserve the right to invest your Purchase Payments in the Government Money Market Subaccount during all or part of the Free Look Period. See Free Look Privilege above.
For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.
Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Government Money Market Subaccount until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.
You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.
Accumulation Units: We credit your payments allocated to the Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period during which the Purchase Payment is received at our Annuity Service Center. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount. Withdrawals from the Contract, including any withdrawals you take to pay advisory fees to a third-party investment advisory firm, will result in the cancellation of Accumulation Units.
For each Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

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Each Subaccount has a Net Investment Factor (also referred to as the “Total Return”). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next.
The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)	Is the value of the assets of the Subaccount at the end of the preceding Valuation Period;

(b)	Is the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period;

(c)	Is the sum of:

(1)	The capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;
PLUS

(2)	The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Base Contract Expenses as shown in the Fee Tables.
The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.
Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.
For administrative purposes, if your Contract qualifies for an Automatic Contract Charge Reduction, we will recalculate the number of Accumulation Units in your Contract on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract qualified for the Automatic Contract Charge Reduction. We do this because the Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction were determined using the higher Contract Charges. When you qualify for an Automatic Contract Charge Reduction, we will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to determine a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction.
Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers: If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and
(2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Subaccounts at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Subaccounts in which you are invested. If there is not sufficient value in the Subaccounts we may take legal action against you to recover any remaining losses we have incurred. Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

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4. BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Upon death of an Owner (or Annuitant in the case of a trust owned contract) prior to the Annuity Date, provides a benefit to the Beneficiary(ies). The Death Benefit is the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed.	None
There is no guaranteed minimum death benefit.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment.

Any advisory fees you pay from the Contract to a third- party investment advisory firm will be treated as a withdrawal and, like any other withdrawal, will reduce the Contract Value and Death Benefit.

Automatic Annuity Builder	Allows for periodic, pre‑authorized Purchase Payments from a checking or savings account, or a Fidelity Investments brokerage account.	None	Minimum transfer amount is $100. We reserve the right to restrict participation if there is insufficient funds to complete a transfer.
Dollar Cost Averaging	Allows for automatic monthly Exchanges from one of two Subaccounts (the Source Options) to any other Subaccount (the Destination Option).	None	Minimum transfer amount is $250. May not be used at the same time as Automatic Rebalancing. We reserve the right to modify or terminate this benefit.
Automatic Rebalancing	Helps to maintain a specified allocation mix among Subaccounts.	None	May not be used at the same time as Dollar Cost Averaging. We reserve the right to modify or terminate this benefit.
Systematic Withdrawal Program	Allows for periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis.	None	Contract Value must be at least $10,000 to begin this program. We reserve the right to modify or terminate this benefit.

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Death Benefit:
What is the Death Benefit?
The Death Benefit is a benefit that is triggered if any Owner dies before the Annuity Date. The Death Benefit is the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed. If the Contract is owned by a trust, then the death of an Annuitant is treated as the death of an Owner. In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant. The Death Benefit is included in your Contract for no additional charge.
The Contract does not guarantee a minimum Death Benefit.
Any advisory fees you pay from the Contract to a third-party investment advisory firm will be treated as a withdrawal and, like any other withdrawal, will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
Who has the right to the Death Benefit?
The Beneficiary(ies) designated in the Contract has the right to the Death Benefit. The Beneficiary(ies) is the person(s) to whom proceeds of the Contract pass by reason of the death of the Owner(s) (or Annuitant in the case of a trust owned contract). If a Contract has two Owners and one Owner dies before the Annuity Date, the surviving Owner is treated as the Beneficiary over any other Beneficiaries. If the Owner(s) fails to designate a Beneficiary prior to death, in most cases the estate will be deemed the Beneficiary, in which case the Death Benefit must be administered through the probate process.
What are the different options for receiving the Death Benefit?
Listed below are the settlement options that FILI makes available to receive the Death Benefit. The settlement options available are driven primarily by federal tax law that the Contract must comply with to qualify as an annuity for tax purposes.

Settlement Option	Description	Beneficiary Restrictions
5 Year Distribution
Entire interest in the Contract must be withdrawn no later than five years from the date of death.

In the event state escheatment laws require escheatment to the state before five years from the date of death, a Beneficiary may not have the full five-year distribution period to withdraw the Contract Value as described in the Contract. See 10(f). Abandoned Property.
No restrictions
Annuitization	Entire interest in the Contract is payable over the Beneficiary’s or surviving Owner’s lifetime by electing annuitization within 60 days of the date of death, with distributions beginning within one year of the date of death. A Beneficiary who elects this option gives up future access to the Contract Value in exchange for a guaranteed stream of income.	Beneficiary must be a natural person

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Settlement Option	Description	Beneficiary Restrictions

Stretch Benefit	Entire interest in the Contract is paid over a period not extending beyond the Beneficiary’s life expectancy in systematic withdrawals with distributions beginning within one year of the date of death. Under this option the Beneficiary cannot make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time.	Beneficiary must be: (i). a natural person and (ii). not a spouse of the deceased Owner
Continuation of Contract
Continue the Contract, or their portion of the Contract, as the Owner.

Will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner.

Will be able to change the Annuity Date to a date as late as the first day of the calendar month following his or her 95th birthday.
Beneficiary must be spouse of deceased Owner Federal tax law does not allow a civil union partner to continue the Contract as his or her own.
How are Beneficiaries designated in the Contract?
The Owner(s) designate(s) a Beneficiary or Beneficiaries in the application and can change Beneficiaries prior to death.
Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary’s share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).
Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem unable to administer, which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.
What is the process for claiming the Death Benefit?
Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.
At the close of the Valuation Period in which we receive the death certificate(s), we will transfer to the Government Money Market Subaccount any portion of the Contract Value that is in the other Subaccounts. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Subaccounts.
We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.
Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon request, pay any Beneficiary who has provided us with required tax withholding and/or any other forms we

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may require. Upon paying a Beneficiary their entire interest in the Contract, we will have no further obligations to that Beneficiary. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.
If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.
If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary’s estate.
Automatic Annuity Builder
An optional benefit you may elect for no additional charge, Automatic Annuity Builder allows you to make periodic, pre‑authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. Transactions pursuant to the Automatic Annuity Builder will be reported in your quarterly statements rather than confirmations. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre‑authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.
Dollar Cost Averaging
An optional benefit you may elect for no additional charge, Dollar Cost Averaging allows you to make automatic monthly Exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Option”), but not both, to any of the other Subaccounts you select (the “Destination Options”). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.
You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.
If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.
You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.
You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

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Automatic Rebalancing
An optional benefit you may elect for no additional charge, Automatic Rebalancing can help you maintain your specified allocation mix among the Subaccounts. You direct us to readjust your allocations on a quarterly, semi- annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.
You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the day scheduled for the reallocation, the reallocation will take place on the next day the New York Stock Exchange is open for trading.
Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.
Systematic Withdrawal Program
An optional benefit you may elect for no additional charge, our Systematic Withdrawal Program allows you to schedule periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Subaccounts in accordance with FILI’s administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Subaccounts.
If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.
You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.
Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.
5. MAKING EXCHANGES AMONG SUBACCOUNTS
5(a). General Procedures for Making Exchanges
Before the Annuity Date, you may make transfers of money (“Exchanges”) among the Subaccounts by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract owners may be required to provide additional information about those requests by other means, including via fax, electronic mail, or a web site.
Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. See Transaction Expenses in Fee Tables.
Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund’s expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

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Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Subaccount to another. You may also request a percentage reallocation among Subaccounts. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may move the entire amount.
5(b). Making Exchanges by Telephone or Internet
We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.
We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.
5(c). Effective Date of Exchanges Among Subaccounts
Any redemption from a Subaccount that is part of an Exchange among Subaccounts will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally, the purchase of Accumulation Units in other Subaccounts with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from a Subaccount that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to a Subaccount that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Subaccount. The delay will last until the Subaccount from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Subaccount will be uninvested.
5(d). Market Timing
Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Subaccounts on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.
To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.
5(e). Short-Term Trading Risk
Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund.
Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value.

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The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c‑2 of the 1940 Act, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.
As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds’ prospectuses for specific information about the Funds’ short-term trading policies and risks.
5(f). FILI Policies Regarding Frequent Trading
FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.
Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by Fidelity Management & Research LLC or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by Fidelity Management & Research LLC or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.
Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Subaccount at any time, Contract Owners may ordinarily comply with FILI’s policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into a Subaccount before they withdraw or make an Exchange out of that Subaccount.
In addition, each Fund reserves the right to reject the Variable Account’s entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI’s policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.
5(g). Frequent Trading Monitoring and Restriction Procedures
FILI has adopted policies and procedures related to Exchanges among Subaccounts that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into a Subaccount followed by a withdrawal or Exchange out of the same Subaccount within 30 days. Owners are limited to one roundtrip transaction per Subaccount within any rolling 90‑day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12‑month period.
Owners with two or more roundtrip transactions in one Subaccount within a rolling 90‑day period will be blocked from making additional allocations or exchanges into that Subaccount, through any means, for 85 days.

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In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12‑month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Subaccounts. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted, and all purchase transactions will be permanently blocked in the violated Subaccount across all contracts with common ownership. “U.S. Mail-Only” for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.
FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.
Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1)	Transactions in the Government Money Market Subaccount;

(2)	Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder, Systematic Withdrawal Program, and annuity payments will not count toward a Subaccount’s roundtrip limits;

(3)
FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

FILI may choose not to monitor transactions below certain dollar value thresholds. No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.
6. MAKING WITHDRAWALS
6(a). General Withdrawal Procedures
Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.
You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.
If you request a partial withdrawal in an amount that is less than the total you have in all the Subaccounts, you may choose the dollar amount or percentage to be withdrawn from each Subaccount. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Subaccounts.
You may make a telephone, mail, or internet request for a partial withdrawal. Partial withdrawals will reduce the Contract Value and Death Benefit.
Withdrawals by telephone are limited as follows: (1) no withdrawal may be for more than $500,000; (2) total telephone withdrawals in a seven‑day period cannot total more than $500,000; and (3) if we have recorded an address change for an Owner during the past 10 days, the limits in (1) and (2) become $100,000. Limitations for online withdrawals may be lower. We reserve the right to change telephone and online withdrawal requirements

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or limitations. You may also use our Systematic Withdrawal Program to elect to take periodic withdrawals. See Systematic Withdrawal Program under 4. Benefits Available Under the Contract.
The taxable portion of a distribution will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2. See 9. Tax Considerations.
Complete and partial withdrawals are calculated based on the next computed Accumulation Unit Value(s) after we receive the withdrawal request at the Annuity Service Center. We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld. We may defer payment from the Subaccounts for longer than seven days under certain limited circumstances. See 10(j). Postponement of Payment.
For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you provide us with the necessary information about the account. Any Contracts and accounts between which money will be transferred must have at least one owner’s name in common.
FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.
7. INCOME PHASE
7(a). Annuity Date
When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner’s 90th birthday. If after your Contract is issued there is a change in ownership resulting in a new oldest Owner, we reserve the right to reset the Annuity Date to be the first day of the calendar month following the new, oldest Owner’s 90th birthday. You may change the Annuity Date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. The latest Annuity Date we will permit is the first day of the calendar month following the oldest Owner’s 95th birthday. Any Annuity Date you choose must be the first day of a month.
7(b). Annuity Income
Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/ Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 95th birthday.
In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code (see Death Benefit in 4. Benefits Available Under the Contract), and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

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The Contract has only one annuity income payout option. Under this option, annuity income payments

•	are paid on a monthly basis;

•	are fixed in amount, meaning the payment amount does not fluctuate; and

•	continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.
Guarantees of annuity income payments are subject to our claims-paying ability and financial strength.
The Owner(s) may change the Annuitant(s) before the Annuity Date. If the Owner is a trust, the Annuitant may not be changed.
Before the Annuity Date you may withdraw all of your Contract Value to make a tax‑free exchange in which you purchase any immediate annuity contract we then offer.
If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay the Annuitant or Annuitants the Contract Value in a lump sum instead of providing monthly annuity income.
To provide annuity income, on the Annuity Date, all Accumulation Units in the Subaccounts will be redeemed and the money will be transferred to our general account. Thereafter, all money used to support annuity income payments will be held in our general account. In addition, the Contract’s Death Benefit will terminate and there will be no ability to make withdrawals.
The first monthly annuity income payment will be made on the Annuity Date, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws. We will determine the amount of monthly annuity income based upon the age(s) and, unless prohibited by applicable state law, sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate.
The annuity income purchase rate will be the greater of:

(a)	The guaranteed annuity income purchase rates set forth in your Contract; and

(b)	The annuity rates in effect on the Annuity Date for the same payment option.
The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes.
Contracts with No Annuitants on the Annuity Date: If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.
Contracts with One Annuitant on the Annuity Date: If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant’s death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

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If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant’s estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any, at an interest rate that was used to determine the annuity income purchase rate on the Annuity Date.
Contracts with Two Annuitants on the Annuity Date: If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.
Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.
The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.
If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant’s estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any, at the interest rate that was used to determine the annuity income purchase rate on the Annuity Date.
8. CURRENT CHARGES AND OTHER DEDUCTIONS
8(a). Transaction Charges
Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. See Fee Tables.
8(b). Base Contract Expenses
Base Contract Expenses are the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge.
Mortality and Expense Risk Charge: We assess a daily charge against each Contract’s assets at an effective annual rate of 0.20%. This charge is 0.05% for (1) Contracts purchased on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, and (2) Contracts that are converted to the lower Contract Charges following the Contract Date. See 8(c) below.
The risks we bear are mortality and expense risks. The mortality risk we bear is the risk that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project. The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.
Administrative Charge: We make a daily charge against the assets of each Subaccount equivalent to an effective annual rate of 0.05%. The Administrative Charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. We guarantee this charge will never increase.

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8(c). Automatic Contract Charge Reduction
If your Contract Value equals or exceeds $1,000,000 on any Valuation Period on or after September 7, 2010 and if at that time we are offering the Contract to new applicants at the lower Contract Charges, your Contract will be automatically converted to the lower Contract Charges (“Automatic Contract Charge Reduction”). The Automatic Contract Charge Reduction applies to any Contract that was issued at higher Contract Charges and that had a Contract Value that was equal to or greater than $1,000,000 on or after September 7, 2010 subject to the following conditions:

•	The Contract at the lower Contract Charges must be available to new applicants at the time we implement the Automatic Contract Charge Reduction for all eligible contract owners; and

•	The Automatic Contract Charge Reduction is not retroactive. It only applies to Valuation Periods following the implementation date of the Automatic Contract Charge Reduction to your Contract.

•
We will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction. See Accumulation Units under 3(c). Purchase Payments.

The Automatic Contract Charge Reduction will be applied to your Contract as long as we continue to offer the lower Contract Charges to new applicants on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract Value equaled or exceeded $1,000,000.
8(d). Premium Taxes
We generally deduct a charge equal to any premium taxes that states require us to pay in connection with your Contract at the time we are required to pay it, which is either upon your Purchase Payment or upon commencement of annuity income payments. Note – in many states premium taxes are not imposed in connection with the Contracts. If a premium tax applies, the amount of the tax and when it will be deducted from your Contract depends on the state your Contract was issued in. As of the date of this prospectus, we deduct a charge equal to the premium tax for Contracts issued in the following states – California, Colorado, Maine, Nevada, South Dakota, and Wyoming. State premium taxes currently range from 0% to 3.5%.
8(e). Funds’ Expenses
Fees and expenses are deducted from and paid out of the assets of the Funds. These expenses may vary in amount from year to year and are described in the prospectuses for the Funds.
8(f). Other Taxes
We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See 9(d). FILI’s Tax Status.
8(g). Deduction of Advisory Fees
If you have authorized a third-party investment advisory firm (the “Advisor”) to make withdrawals from the Contract of the Advisor’s fees, we will make such withdrawals upon receiving from the Advisor our required Advisor payment form properly completed at our Annuity Service Center. To authorize an Advisor to make withdrawals from the Contract, you must first complete our required authorization form. You or your Advisor can terminate the authorization at any time by notifying us in writing or via phone at our Annuity Service Center. In addition, Fidelity reserves the right to terminate such authorization at any time.

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FILI does not pay commissions to any Advisor that you may choose to employ because such Advisors receive compensation in connection with the Contract in the form of advisory fees you agreed to pay to the Advisor.
As with any other withdrawal from your Contract, withdrawals taken from the Contract to pay advisory fees will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax. We encourage Owners to discuss with their Advisor the impact of deducting advisory fees from the Contract prior to making any election.
We require the Advisor to complete our required payment form each and every time an advisory fee payment is requested from the Contract. We do not allow Advisors to schedule systematic / ongoing advisory fee payments from the Contract.
When requesting a withdrawal from the Contract for advisory fees, we require Advisors to specify the withdrawal amount as a percentage of Contract Value or as a dollar amount. The withdrawal will be taken from the Subaccounts on a prorated basis unless the Advisor specifies the dollar amounts to be withdrawn from each Subaccount. A withdrawal to pay advisory fees will not be permitted if it would reduce the Contract Value below $2,500. Questions about the basis upon which your Advisor calculates their advisory fee should be directed to your Advisor.
Please note that although we permit you to authorize an Advisor to make asset allocation decisions and request other transactions within the Contract on your behalf, including withdrawals to pay the Advisor’s fees, individuals employed by any such Advisor are:

•	not licensed agents of Fidelity Investments or any of its affiliates, and

•	do not receive commissions from Fidelity Investments or any of its affiliates in connection with sales of the Contract.
You can purchase and own this Contract without hiring or paying advisory fees to an Advisor.
Pursuant to an IRS Private Letter Ruling issued to Fidelity, advisory fees that are paid directly from the Contract by its Owner(s) to an Advisor should not be considered taxable distributions if:

•
the fees do not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined as a percentage of the cash value as of the last day of the period in which the advisory services were provided, and

•	all the other conditions set out in the IRS Private Letter Ruling are met.
However, Fidelity has no responsibility or liability (i) to determine whether the instructions received from the Advisor are in compliance with the agreement between Owner(s) and Advisor, and (ii) to verify that the amount of Fees complies with the IRS Private Letter Ruling. Advisory fees paid from the Contract that are in excess of the maximum amount or that do not meet any of the other conditions set out in the IRS Private Letter Ruling may be subject to federal and state income taxes and a 10% federal penalty tax. See Third-Party Investment Advisory Fees under 9(c) for more information.

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9. TAX CONSIDERATIONS
9(a). Introduction
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.
This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance, and other taxes due. You should seek competent tax advice on such matters pertaining to you.
In addition, we make no guarantee regarding any tax treatment — federal, state, or local — of any Contract or of any transaction involving a Contract.
9(b). Taxation of Non‑qualified Annuities in General
Tax Deferral During Accumulation Phase: Under existing provisions of the Internal Revenue Code, provided the below conditions are met, any increase in an Owner’s Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1)	the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations;

(2)	the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)	the Owner is an individual (or an individual is treated as the Owner for tax purposes).
Diversification Requirements: The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be “adequately diversified” in accordance with the Internal Revenue Code and Treasury Department regulations.
Ownership Treatment: In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS

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clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Subaccounts may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.
We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.
Non‑natural Owner: As a general rule, Contracts held by “non‑natural persons” such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for non‑natural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to “non‑natural” persons. However, we will offer the Contracts to trusts where a trustee represents that the trust is for the benefit of natural persons such as the grantor of the trust. We will also require the trustee to certify that the Beneficiaries of the trust are natural persons. We will also offer the Contracts to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.
Delayed Annuity Commencement Dates: On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner’s 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin.
However, if the Contract’s Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner’s income.
The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.
9(c). Tax Consequences to Investors
Taxation of Partial and Complete Withdrawals: Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your “investment in the contract.” Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the “investment in the contract.” For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non‑taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.
If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code (“Partial 1035”) from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or “boot” under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.
Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions below. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

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Taxation of Annuity Income Payments: Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.
Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.
Annuity income payments may be subject to federal income tax withholding requirements.
Distribution and Taxation of Proceeds: Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non‑natural person. Such proceeds are includible in income as follows:

(1)	if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2)
if distributed under an Annuity Income Option, or as systematic withdrawals under the Stretch Benefit Option (see Death Benefit under 4. Benefits Available Under the Contract), they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1)	if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2)
if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements.
3.8% Tax on Net Investment Income: Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)	the taxpayer’s “net investment income,” (from Non‑qualified Annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)
the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax‑qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase “modified adjusted gross income” in item 2.

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You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.
Penalty Tax on Premature Distributions: In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1)	is made on or after the taxpayer attains age 59 1⁄2;

(2)	is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3)	is attributable to the Owner’s becoming disabled (as defined in the tax law);

(4)
is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

(5)	is made under an immediate annuity contract (as defined in the tax law); or

(6)	satisfies some other exception to this 10% penalty tax.
We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1⁄2.
Third-Party Investment Advisor Fees: Pursuant to an IRS Private Letter Ruling (“PLR”) issued to Fidelity, advisory fees that are paid directly from the Contract by its Owner(s) to an Advisor should not be considered taxable distributions if all of the following conditions are met:

(1)	The Owner authorizes the fees to be paid to the Advisor from the Contract’s cash value;

(2)	The amount of the fees has been determined from a negotiation between the Owner(s) and the Advisor in which each is acting in its own best interest (i.e., an “arm’s length transaction”);

(3)
The fees do not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined as a percentage of the cash value as of the last day of the period in which the advisory services were provided;

(4)	The fees are only for investment advice provided by the Advisor to the Owner(s) with respect to the Contract;

(5)	The fees do not result in any fee reduction related to any other asset or service;

(6)	The Owner(s) do not direct payment of the fees for any other purpose or to any other person or entity; and

(7)	The Advisor does not receive a commission from Fidelity for the sale of the Contract.
A PLR is based on a specific set of facts and is issued to a specific taxpayer. While a PLR may be an indication of the IRS’s current position on an issue, a PLR can be used as precedent only under limited circumstances.
Note – even if FILI does not treat withdrawals taken to pay advisory fees as taxable distributions, federal and/or

36

state taxing authorities could determine such fees should be treated as taxable distributions. If deemed to be a taxable distribution, the withdrawal to pay advisory fees may be subject to federal and state income taxes and a 10% penalty tax. In addition, as with any other withdrawal from your Contract, withdrawals taken from the Contract to pay advisory fees will reduce the Contract Value and Death Benefit. Any legal questions should be directed at your legal counsel as FILI and its affiliates do not provide legal advice.
Aggregation of Contracts: In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.
Exchanges of Contracts: We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts under 9(c). Tax Consequences to Investors.
In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.
You may be able to add a second Owner in certain circumstances. See 10(a). Contract Rights. There may be special income tax issues if you add a second Owner who is not your spouse. You should consult your tax advisor before adding a second Owner.
Transfers of a Contract: A Contract that is transferred by assignment to another person or entity may result in taxable income to the Owner in the year the Contract is transferred. You should consult your tax advisor before making such a transfer.
Taxation of Contracts Owned Under UGMA/UTMA Arrangements: In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1⁄2, even if the custodian is 59 1⁄2 or older.
9(d). FILI’s Tax Status
FILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a “regulated investment company” under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract.

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Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.
Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.
10. MORE INFORMATION ABOUT THE CONTRACT
You should also be aware of the following important provisions of your Contract.
10(a). Contract Rights
Owner(s): Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: “joint tenants in common”, “tenancy by the entirety”, “joint tenants with rights of survivorship” and “joint ownership by husband and wife”.
Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Subaccounts. The Owner(s) can change the Annuitant(s) before annuity income payments begin. If the Owner is a trust, the Annuitant may not be changed.
If you are the only Owner when your Contract is issued, you may later add a second Owner, but you may do this only once and the second Owner must be younger than you, unless the second Owner is your spouse. You may not add a second Owner if the Owner is a trust, or the Contract is held under a UGMA or UTMA arrangement. You may not remove an Owner unless the Owner is a spouse.
After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Subaccounts; (c) reallocate the Contract Value among the Subaccounts; (d) make withdrawals; (e) name a second Owner (subject to the limitations in the previous paragraph) if the Contract has only one Owner; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary’s consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.
For Contracts with two Owners, after the Contract Date and before annuity income payments begin, any withdrawals (including surrenders), changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.
Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.
If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Death Benefit under 4. Benefits Available Under the Contract.
Annuitant(s): You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an

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Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.
If a non‑natural person is the Owner, the Contract can have only one Annuitant and the Annuitant may not be changed. If such non‑natural person is a revocable grantor trust, the grantor of the trust must be the sole Annuitant.
Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.
The amount of monthly annuity income payments depends on a number of factors, including each Annuitant’s age and, unless prohibited by applicable state law, sex. If an Annuitant’s age or sex has been misstated, we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.
If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.
If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.
Beneficiary(ies): The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If the Contract is owned by a trust, the trust must be the sole Beneficiary. If all the Owners die (or the Annuitant in the case of a trust owned contract) before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary’s estate. For more details on the Contract rights and provisions applicable to Beneficiaries, see Death Benefit under 4. Benefits Available Under the Contract.
10(b). Termination
To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum. We have the right to cancel your Contract if your Contract Value falls below $2,000 for any reason. We will give you 30 days’ notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If you do not make such an additional Purchase Payment and your Contract Value remains below $2,000 at the end of the period, we will cancel your Contract and send your Contract Value to you in a lump sum. The $2,000 figure may be reduced for sponsored arrangements and will always be lower than the minimum initial Purchase Payment under such an arrangement.
10(c). Assignment
The Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax‑free exchange under

39

section 1035 of the Internal Revenue Code; (b) a Contract owned by an individual may be transferred to that individual’s spouse; (c) a Contract owned by one or two individual(s) may be transferred to either a trust or a charitable remainder trust of which the individual(s) is(are) the grantor(s); and (d) a contract owned by a trust may be transferred to the trust’s grantor(s) or a beneficiary of the trust. Assignments under (c) and (d) may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.
10(d). Notification of Death
If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant if the Annuitant’s death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant’s death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.
10(e). Proof of Survival
If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.
10(f). Abandoned Property
State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment, we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner’s death, we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner’s death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five-year distribution period as described in the Contract to withdraw the Contract Value.
10(g). Reports to Owners
Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.
You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.
Contract owners have access to their contract information online at Fidelity.com.
10(h). Signature Guarantee or Customer Authentication
Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.	Loss of account ownership;

2.	Any circumstances where we deem it necessary for your protection.

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You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.
10(i). Non‑Participating Contract
The Contract is “non‑participating”, meaning there are no dividends. Investment results of the Subaccounts are reflected in the Contract Value and the other benefits under the Contract.
10(j). Postponement of Payment
In conformity with the 1940 Act, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in a Subaccount is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.
We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.
10(k). Special Provisions for Sales Under Sponsored Arrangements
We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors:
(1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.
10(l). Written Requests Received at the Company
Any request that is required to be submitted to the Company in writing must be in accordance with the Company’s then current standards and shall not be effective until the date and time that either:

1.	The original request is physically received at the Annuity Service Center; or

2.	An electronic image of the original request, which has been submitted by an agent of Fidelity, is received at the Annuity Service Center.
All communications to us regarding your Contract should be sent to: Fidelity Investments Life Insurance Company, Annuity Service Center, PO Box 770001, Cincinnati, Ohio 45277-0050.
11. MORE INFORMATION ABOUT THE SUBACCOUNTS AND THE FUNDS
11(a). Changes in Subaccounts
We may make additional Subaccounts available to you from time to time. These Subaccounts will invest in mutual funds that we find suitable for the Contracts.

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We also have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new mutual fund for the mutual fund in which a Subaccount invests.
A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund’s investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.
We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required. We would obtain any required approval from the SEC before making such changes.
11(b). Voting Rights
We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.
Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.
We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.
If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners. As a result of proportional voting, the vote of a small number of Owners could determine the outcome of a shareholder vote.
Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub‑classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.
Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.
11(c). Resolving Material Conflicts
The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.
Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

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APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.dfinview.com/Fidelity/PUFT/FPRA. You can also request this information at no cost by calling 1‑800‑634‑9361 or by sending an email request to filifunddocuments@fidelity.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge or any advisory fees that you may pay to a third-party investment advisory firm from the Contract. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited and BlackRock International Limited	0.91%*	9.09%	5.84%	5.43%
Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity® Variable Insurance Product (“VIP”) Asset Manager 50% Portfolio† Adviser: Fidelity Management & Research Company LLC	0.60%	8.36%	5.56%	5.58%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity® VIP Asset Manager 70% Portfolio†† Adviser: Fidelity Management & Research Company LLC	0.71%	10.73%	7.37%	6.98%
Seeks income and capital growth consistent with reasonable risk	Fidelity® VIP Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.50%	15.83%	10.76%	9.54%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio Adviser: Fidelity Management & Research Company LLC	0.14%	1.21%	-0.46%	—
Seeks capital appreciation	Fidelity® VIP Communication Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	33.89%	15.30%	12.61%

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Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Consumer Discretionary Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	24.59%	13.38%	12.20%
Seeks capital appreciation	Fidelity® VIP Consumer Staples Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	5.45%	6.59%	7.08%
Seeks long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%	33.70%	16.95%	13.53%
Seeks capital appreciation	Fidelity® VIP Disciplined Small Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.40%	16.82%	10.49%	8.54%
Seeks capital appreciation	Fidelity® VIP Dynamic Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%	25.42%	16.28%	12.96%
Seeks capital appreciation	Fidelity® VIP Emerging Markets Portfolio Adviser: Fidelity Management & Research Company LLC	0.96%	9.90%	4.26%	5.96%
Seeks capital appreciation	Fidelity® VIP Energy Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	4.20%	12.33%	4.37%
Seeks reasonable income while also considering the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity® VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%	15.26%	10.00%	9.13%
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity® VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.13%	12.31%	8.80%	—

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Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Financials Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	32.74%	13.30%	11.31%
Seeks a high level of current income	Fidelity® VIP Floating Rate High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.77%	8.36%	5.51%	4.85%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%*	5.53%	2.96%	3.32%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 30% Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%*	6.42%	—	—
Seeks current income as well as total return. The fund also considers the potential for capital appreciation	Fidelity® VIP FundsManager® 40% Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%*	7.46%	—	—
Seeks high total return	Fidelity® VIP FundsManager® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%*	8.51%	5.75%	5.85%
Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.66%*	9.58%	6.57%	6.67%
Seeks high total return	Fidelity® VIP FundsManager® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%*	10.88%	7.55%	7.46%
Seeks high total return	Fidelity® VIP FundsManager® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.71%*	12.51%	8.73%	8.60%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio Adviser: Fidelity Management & Research Company LLC	0.28%	5.08%	2.31%	1.60%

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Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%	30.30%	18.84%	16.54%
Seeks high total return through a combination of current income and capital appreciation	Fidelity® VIP Growth & Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.56%	22.18%	13.29%	11.31%
Seeks to provide capital growth	Fidelity® VIP Growth Opportunities Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	38.77%	18.67%	18.13%
Seeks capital appreciation	Fidelity® VIP Health Care Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	5.05%	5.38%	7.88%
Seeks capital appreciation	Fidelity® VIP Hedged Equity Portfolio** Adviser: Fidelity Diversifying Solutions LLC	—	—	—	—
Seeks a high level of current income, while also considering growth of capital	Fidelity® VIP High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.85%*	9.05%	2.74%	4.13%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® VIP Index 500 Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.09%	24.90%	14.40%	12.99%
Seeks capital appreciation	Fidelity® VIP Industrials Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	23.54%	12.35%	10.23%
Seeks capital appreciation	Fidelity® VIP International Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.86%	8.12%	6.80%	8.20%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity® VIP International Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.17%	5.11%	4.10%	—

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Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity® VIP Investment Grade Bond Portfolio Adviser: Fidelity Management & Research Company LLC	0.42%	1.75%	0.41%	1.89%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2010 Portfolio Adviser: Fidelity Management & Research Company LLC	0.43%	5.27%	3.45%	4.59%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2015 Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%	6.43%	4.28%	5.32%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2020 Portfolio Adviser: Fidelity Management & Research Company LLC	0.50%	7.65%	5.10%	5.96%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2025 Portfolio Adviser: Fidelity Management & Research Company LLC	0.52%	8.46%	5.72%	6.47%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2030 Portfolio Adviser: Fidelity Management & Research Company LLC	0.56%	9.40%	6.44%	7.23%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2035 Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	10.94%	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2040 Portfolio Adviser: Fidelity Management & Research Company LLC	0.66%	12.93%	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2045 Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	13.74%	—	—

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Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2050 Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	13.80%	—	—
Seeks high total return with a secondary objective of principal preservation	Fidelity® VIP Investor Freedom IncomeSM Portfolio Adviser: Fidelity Management & Research Company LLC	0.40%	4.31%	2.45%	3.41%
Seeks capital appreciation	Fidelity® VIP Materials Portfolio Adviser: Fidelity Management & Research Company LLC	0.75%	-2.54%	8.88%	5.44%
Seeks long-term growth of capital	Fidelity® VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	17.40%	11.26%	9.13%
Seeks long-term growth of capital	Fidelity® VIP Overseas Portfolio Adviser: Fidelity Management & Research Company LLC	0.81%	4.97%	5.67%	6.24%
Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity® VIP Real Estate Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	6.40%	2.12%	3.85%
Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity® VIP Strategic Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	5.97%	2.77%	3.56%
Seeks capital appreciation	Fidelity® VIP Technology Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	35.49%	23.72%	21.83%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity® VIP Total Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.12%	23.69%	13.75%	—

48

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Utilities Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	28.89%	9.47%	9.69%
Seeks capital appreciation	Fidelity® VIP Value Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	11.25%	12.00%	9.90%
Seeks capital appreciation	Fidelity® VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	9.37%	12.13%	9.56%
Seeks income	Franklin U.S. Government Securities VIP Fund Adviser: Franklin Advisers, Inc.	0.78%	1.37%	-0.52%	0.53%
Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco V.I. Global Core Equity Fund Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada, Ltd.	0.99%	16.85%	7.85%	7.19%
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser: Lazard Asset Management LLC	1.15%*	7.68%	3.29%	3.52%
Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Variable Insurance Fund, Inc. (“Morgan Stanley”) Emerging Markets Debt Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.10%*	11.23%	0.89%	2.92%
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.25%*	7.82%	1.29%	3.08%
Seeks total return	Morgan Stanley Global Strategist Portfolio Adviser: Morgan Stanley Investment Management Inc.	0.90%*	7.47%	4.12%	4.45%

49

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks maximum real return, consistent with prudent investment management	PIMCO Variable Insurance Trust (“VIT”) CommodityRealReturn® Strategy Portfolio Adviser: Pacific Investment Management Company LLC	2.28%*	4.16%	7.10%	1.65%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Low Duration Portfolio Adviser: Pacific Investment Management Company LLC	0.67%	4.50%	1.08%	1.28%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio Adviser: Pacific Investment Management Company LLC	1.07%	2.13%	1.93%	2.16%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Total Return Portfolio Adviser: Pacific Investment Management Company LLC	0.79%	2.53%	-0.03%	1.53%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund Adviser: Franklin Advisers, Inc.	0.75%*	-11.37%	-4.85%	-2.03%
Each Fidelity Subaccount invests in Investor Class shares of each Fund except for the VIP Index 500 Portfolio, VIP Bond Index Portfolio, VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio which invest in Initial Class shares of each Fund.

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.
†	Prior to May 1, 2025, the fund was named Fidelity® VIP Asset Manager Portfolio.
††	Prior to May 1, 2025, the fund was named Fidelity® VIP Asset Manager: Growth Portfolio.
**	Effective May 1, 2025, the Fidelity® VIP Hedged Equity Portfolio was added to the Contract.

50

We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 30, 2025. The SAI is incorporated by reference in this prospectus and is available, without charge, upon request. To request the SAI, other information about the Contract, or to make investor inquiries, call us at 1‑800‑544‑2442.
Reports and other information about the Variable Account are available on the Securities and Exchange Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Edgar Contract Identifier: C000024030
FPRA‑PRO‑0425
1.819090.124

51

FIDELITY PERSONAL RETIREMENT ANNUITY®

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2025

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts (“Contracts”) offered by Fidelity Investments Life Insurance Company (“FILI” or the “Company”) through Fidelity Investments Variable Annuity Account I (the “Variable Account”). You may obtain a copy of the Prospectus dated April 30, 2025, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

Variable Account (enclosed)

Fidelity Investments Life Insurance Company (enclosed)

FPRA-PTB-0425

1.819091.124

GENERAL INFORMATION AND HISTORY

Fidelity Investments Life Insurance Company (“FILI”)

FILI is a stock life insurance company that was established in 1981 and exists in accordance with the laws, rules and regulations of the State of Utah. FILI issues life insurance and annuity products in 49 states (not New York) and the District of Columbia; FILI’s wholly-owned subsidiary Empire Fidelity Investments Life Insurance Company (“EFILI”) issues life insurance and annuity products in New York. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, certain Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC.

Fidelity Investments Variable Annuity Account I (the “Variable Account”)

The Variable Account is a separate investment account of FILI established on July 22, 1987 and exists in accordance with the laws, rules and regulations of the State of Utah. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). It is also a separate account as defined under the federal securities laws.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Considerations Regarding Cybersecurity

With the increased use of technologies such as the Internet to conduct business, our business, including our variable insurance business, is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting FILI, the Funds, and any affiliated or unaffiliated vendors or service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our processing of policy transactions (including surrenders, withdrawals, annuity income payments, and insurance proceeds), our ability to calculate Accumulation Unit Values and Annuity Income Unit Values, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While FILI has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.

Furthermore, FILI cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect its business. A variable insurance product and its Owners, Annuitants, Insureds, and Beneficiaries could be negatively impacted as a result.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant’s estate.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

2

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”). FBS is the principal underwriter. FIA and FILI are wholly-owned, direct subsidiaries of FMR LLC; and FBS is a wholly-owned, indirect subsidiary of FMR LLC. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917. The offering of the Contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

UNDERWRITING COMMISSIONS

Year	Underwriting Commissions Paid to FBS	Amount of Underwriting Commissions Retained by FBS

2024	$14,744,837	$14,744,837

2023	$9,846,381	$9,846,381

2022	$8,739,500	$8,739,500

FILI does not pay commissions to any third-party investment advisory firm (the “Advisor”) that you may choose to employ because such Advisors receive compensation in connection with the Contract in the form of advisory fees you agreed to pay to the Advisor. Please note that you can purchase and own this Contract without hiring or paying advisory fees to an Advisor.

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2024 and 2023 and for each of the three years in the period ended December 31, 2024, and the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2024 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

3

Fidelity® Investments
Variable Annuity Account I

Annual Report
December 31, 2024

Fidelity Investments

Life Insurance Company

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class	VIP – Growth Initial Class	VIP – Growth Investor Class

Assets:

Investments at market value	$225,968	$3,076,396	$49,189	$308,630	$382,706	$624,856	$790,830	$1,288,095

Receivable from FILI	19	—	—	—	—	—	—	2

Total assets	$225,987	$3,076,396	$49,189	$308,630	$382,706	$624,856	$790,830	$1,288,097

Liabilities:

Payable to FILI	—	11	26	1	81	—	193	—

Total net assets	$225,987	$3,076,385	$49,163	$308,629	$382,625	$624,856	$790,637	$1,288,097

Net Assets:

Fidelity Retirement Reserves	$218,490	$—	$40,094	$—	$348,378	$—	$741,060	$—

Fidelity Income Advantage	7,497	—	9,069	—	34,247	—	49,577	—

Fidelity Personal Retirement	—	3,063,819	—	308,629	—	624,856	—	1,288,097

Fidelity Freedom Lifetime Income	—	157	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	12,409	—	—	—	—	—	—

Total net assets	$225,987	$3,076,385	$49,163	$308,629	$382,625	$624,856	$790,637	$1,288,097

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	9,554	—	608	—	1,679	—	1,627	—

Unit Value	$22.87	$—	$65.98	$—	$207.44	$—	$455.54	$—

Fidelity Income Advantage:

Units Outstanding	345	—	145	—	174	—	115	—

Unit Value	$21.72	$—	$62.65	$—	$196.99	$—	$432.60	$—

Fidelity Personal Retirement:

Units Outstanding	—	252,090	—	13,919	—	14,341	—	13,634

Highest Value	$—	$12.98	$—	$30.88	$—	$66.45	$—	$138.14

Lowest Value	$—	$11.39	$—	$19.84	$—	$40.25	$—	$89.28

Fidelity Freedom Lifetime Income:

Units Outstanding	—	13	—	—	—	—	—	—

Unit Value	$—	$12.14	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	892	—	—	—	—	—	—

Highest Unit Value	$—	$10.53	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$10.24	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	339	—	—	—	—	—	—

Highest Unit Value	$—	$9.55	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$9.47	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

3	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class

Assets:

Investments at market value	$59,856	$213,047	$103,407	$708,962	$154,964	$198,285	$6,545,478	$58,943

Receivable from FILI	—	—	—	—	—	1	—	—

Total assets	$59,856	$213,047	$103,407	$708,962	$154,964	$198,286	$6,545,478	$58,943

Liabilities:

Payable to FILI	11	—	46	—	35	—	59	69

Total net assets	$59,845	$213,047	$103,361	$708,962	$154,929	$198,286	$6,545,419	$58,874

Net Assets:

Fidelity Retirement Reserves	$55,683	$—	$86,873	$—	$139,470	$—	$677,684	$50,856

Fidelity Income Advantage	4,162	—	16,488	—	15,459	—	57,507	8,018

Fidelity Personal Retirement	—	213,047	—	708,962	—	198,286	5,810,228	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$59,845	$213,047	$103,361	$708,962	$154,929	$198,286	$6,545,419	$58,874

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	752	—	1,901	—	1,654	—	3,522	796

Unit Value	$74.03	$—	$45.68	$—	$84.31	$—	$192.39	$63.87

Fidelity Income Advantage:

Units Outstanding	59	—	381	—	194	—	315	133

Unit Value	$70.30	$—	$43.38	$—	$80.06	$—	$182.70	$60.66

Fidelity Personal Retirement:

Units Outstanding	—	8,240	—	45,622	—	7,223	85,511	—

Highest Value	$—	$34.90	$—	$17.91	$—	$35.08	$95.36	$—

Lowest Value	$—	$25.57	$—	$14.00	$—	$25.18	$65.45	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

4	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class

Assets:

Investments at market value	$139,412	$1,283,509	$2,826,885	$193,412	$4,031,717	$25,710	$214,160	$137,814

Receivable from FILI	—	—	1	78	—	12	—	—

Total assets	$139,412	$1,283,509	$2,826,886	$193,490	$4,031,717	$25,722	$214,160	$137,814

Liabilities:

Payable to FILI	—	376	—	—	1	—	—	9

Total net assets	$139,412	$1,283,133	$2,826,886	$193,490	$4,031,716	$25,722	$214,160	$137,805

Net Assets:

Fidelity Retirement Reserves	$—	$1,192,634	$—	$158,414	$—	$22,254	$—	$121,984

Fidelity Income Advantage	—	90,499	—	35,076	—	3,468	—	15,821

Fidelity Personal Retirement	139,412	—	2,826,886	—	3,261,770	—	214,160	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	769,946	—	—	—

Total net assets	$139,412	$1,283,133	$2,826,886	$193,490	$4,031,716	$25,722	$214,160	$137,805

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	4,841	—	2,449	—	269	—	1,447

Unit Value	$—	$246.33	$—	$64.67	$—	$82.87	$—	$84.31

Fidelity Income Advantage:

Units Outstanding	—	388	—	570	—	44	—	198

Unit Value	$—	$233.92	$—	$61.41	$—	$79.39	$—	$80.06

Fidelity Personal Retirement:

Units Outstanding	4,220	—	39,878	—	72,850	—	2,927	—

Highest Value	$44.79	$—	$103.61	$—	$65.07	$—	$112.05	$—

Lowest Value	$31.16	$—	$68.84	$—	$41.35	$—	$71.52	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	13,429	—	—	—

Highest Value	$—	$—	$—	$—	$55.41	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$32.50	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	8,732	—	—	—

Highest Value	$—	$—	$—	$—	$54.07	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$31.66	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

5	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class

Assets:

Investments at market value	$415,400	$212,913	$1,212,984	$263,755	$673,556	$42,485	$184,986	$30,411

Receivable from FILI	—	—	—	—	—	—	—	—

Total assets	$415,400	$212,913	$1,212,984	$263,755	$673,556	$42,485	$184,986	$30,411

Liabilities:

Payable to FILI	—	23	—	174	1	113	—	9

Total net assets	$415,400	$212,890	$1,212,984	$263,581	$673,555	$42,372	$184,986	$30,402

Net Assets:

Fidelity Retirement Reserves	$—	$190,175	$—	$230,117	$—	$35,094	$—	$27,699

Fidelity Income Advantage	—	22,715	—	33,464	—	7,278	—	2,703

Fidelity Personal Retirement	415,400	—	1,212,984	—	673,555	—	184,986	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$415,400	$212,890	$1,212,984	$263,581	$673,555	$42,372	$184,986	$30,402

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	1,607	—	2,723	—	640	—	531

Unit Value	$—	$118.29	$—	$84.45	$—	$54.83	$—	$52.15

Fidelity Income Advantage:

Units Outstanding	—	202	—	419	—	141	—	55

Unit Value	$—	$112.33	$—	$80.35	$—	$52.53	$—	$49.74

Fidelity Personal Retirement:

Units Outstanding	7,064	—	10,500	—	15,034	—	3,837	—

Highest Value	$81.77	$—	$196.41	$—	$71.42	$—	$98.06	$—

Lowest Value	$55.62	$—	$106.07	$—	$40.63	$—	$46.89	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding		—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

6	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class

Assets:

Investments at market value	$248,114	$314,736	$2,137,374	$35,167	$187,335	$82,134	$593,290	$30,771

Receivable from FILI	—	—	—	—	—	—	—	9

Total assets	$248,114	$314,736	$2,137,374	$35,167	$187,335	$82,134	$593,290	$30,780

Liabilities:

Payable to FILI	—	43	—	—	—	5	—	—

Total net assets	$248,114	$314,693	$2,137,374	$35,167	$187,335	$82,129	$593,290	$30,780

Net Assets:

Fidelity Retirement Reserves	$—	$289,626	$—	$31,674	$—	$74,281	$—	$28,148

Fidelity Income Advantage	—	25,067	—	3,493	—	7,848	—	2,632

Fidelity Personal Retirement	248,114	—	2,137,374	—	187,335	—	593,290	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$248,114	$314,693	$2,137,374	$35,167	$187,335	$82,129	$593,290	$30,780

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	1,970	—	839	—	992	—	815

Unit Value	$—	$147.00	$—	$37.76	$—	$74.93	$—	$34.53

Fidelity Income Advantage:

Units Outstanding	—	179	—	97	—	109	—	80

Unit Value	$—	$140.22	$—	$36.02	$—	$71.47	$—	$32.94

Fidelity Personal Retirement:

Units Outstanding	4,939	—	14,679	—	8,298	—	8,533	—

Highest Value	$57.30	$—	$305.68	$—	$31.54	$—	$98.47	$—

Lowest Value	$46.59	$—	$133.54	$—	$21.49	$—	$68.14	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

7	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Financials Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class

Assets:

Investments at market value	$235,581	$31,244	$182,591	$19,070	$212,935	$18,165	$134,490	$38,094

Receivable from FILI	—	—	—	—	—	—	—	—

Total assets	$235,581	$31,244	$182,591	$19,070	$212,935	$18,165	$134,490	$38,094

Liabilities:

Payable to FILI	—	37	—	19	—	1	—	43

Total net assets	$235,581	$31,207	$182,591	$19,051	$212,935	$18,164	$134,490	$38,051

Net Assets:

Fidelity Retirement Reserves	$—	$27,611	$—	$16,606	$—	$16,574	$—	$33,928

Fidelity Income Advantage	—	3,596	—	2,445	—	1,590	—	4,123

Fidelity Personal Retirement	235,581	—	182,591	—	212,935	—	134,490	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$235,581	$31,207	$182,591	$19,051	$212,935	$18,164	$134,490	$38,051

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	308	—	237	—	381	—	1,422

Unit Value	$—	$89.72	$—	$69.92	$—	$43.53	$—	$23.86

Fidelity Income Advantage:

Units Outstanding	—	42	—	37	—	38	—	182

Unit Value	$—	$85.58	$—	$66.69	$—	$41.70	$—	$22.89

Fidelity Personal Retirement:

Units Outstanding	5,605	—	3,118	—	3,032	—	4,742	—

Highest Value	$77.22	$—	$93.53	$—	$124.77	$—	$63.43	$—

Lowest Value	$30.76	$—	$53.89	$—	$69.01	$—	$26.45	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

8	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class (C)	VIP – Freedom Income Investor Class (C)	VIP – Freedom 2010 Initial Class

Assets:

Investments at market value	$733,756	$18,040	$317,830	$26,441	$277,870	$11,762	$71,659	$5,331

Receivable from FILI	—	3	—	6	—	5	—	—

Total assets	$733,756	$18,043	$317,830	$26,447	$277,870	$11,767	$71,659	$5,331

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$733,756	$18,043	$317,830	$26,447	$277,870	$11,767	$71,659	$5,331

Net Assets:

Fidelity Retirement Reserves	$—	$16,602	$—	$24,414	$—	$11,767	$—	$5,331

Fidelity Income Advantage	—	1,441	—	2,033	—	—	—	—

Fidelity Personal Retirement	733,756	—	317,830	—	277,870	—	71,659	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$733,756	$18,043	$317,830	$26,447	$277,870	$11,767	$71,659	$5,331

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	518	—	563	—	640	—	226

Unit Value	$—	$32.03	$—	$43.39	$—	$18.37	$—	$23.60

Fidelity Income Advantage:

Units Outstanding	—	47	—	49	—	—	—	—

Unit Value	$—	$30.79	$—	$41.72	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	37,211	—	9,116	—	5,607	—	3,788	—

Highest Value	$24.67	$—	$66.72	$—	$88.55	$—	$20.55	$—

Lowest Value	$17.22	$—	$33.11	$—	$45.75	$—	$16.93	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

(C) Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

9	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class

Assets:

Investments at market value	$48,214	$13,921	$80,036	$14,195	$156,670	$17,945	$188,704	$23,456

Receivable from FILI	—	—	—	—	—	—	—	—

Total assets	$48,214	$13,921	$80,036	$14,195	$156,670	$17,945	$188,704	$23,456

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$48,214	$13,921	$80,036	$14,195	$156,670	$17,945	$188,704	$23,456

Net Assets:

Fidelity Retirement Reserves	$—	$13,921	$—	$14,195	$—	$17,945	$—	$23,456

Fidelity Income Advantage	—	—	—	—	—	—	—	—

Fidelity Personal Retirement	48,214	—	80,036	—	156,670	—	188,704	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$48,214	$13,921	$80,036	$14,195	$156,670	$17,945	$188,704	$23,456

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	537	—	512	—	587	—	723

Unit Value	$—	$25.91	$—	$27.71	$—	$30.57	$—	$32.44

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	1,941	—	2,963	—	5,411	—	5,890	—

Highest Value	$30.54	$—	$33.64	$—	$38.48	$—	$43.18	$—

Lowest Value	$22.27	$—	$24.23	$—	$26.68	$—	$29.56	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

10	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2030 Investor Class	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class	VIP – Investor Freedom 2045 Investor Class	VIP – Freedom 2050 Initial Class

Assets:

Investments at market value	$334,565	$879	$19,469	$469	$11,377	$2	$3,432	$43

Receivable from FILI	—	—	—	—	—	—	—	—

Total assets	$334,565	$879	$19,469	$469	$11,377	$2	$3,432	$43

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$334,565	$879	$19,469	$469	$11,377	$2	$3,432	$43

Net Assets:

Fidelity Retirement Reserves	$—	$879	$—	$469	$—	$2	$—	$43

Fidelity Income Advantage	—	—	—	—	—	—	—	—

Fidelity Personal Retirement	334,565	—	19,469	—	11,377	—	3,432	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$334,565	$879	$19,469	$469	$11,377	$2	$3,432	$43

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	74	—	38	—	—	—	3

Unit Value	$—	$11.94	$—	$12.29	$—	$12.41	$—	$12.42

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	9,854	—	1,615	—	917	—	274	—

Highest Value	$48.17	$—	$12.07	$—	$12.43	$—	$12.55	$—

Lowest Value	$32.41	$—	$12.04	$—	$12.40	$—	$12.52	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2050 Investor Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 30% Investor Class

Assets:

Investments at market value	$5,803	$7,467	$24,449	$26,520	$26,832	$353,600	$614,373	$13,227

Receivable from FILI	—	12	23	16	7	—	14	1

Total assets	$5,803	$7,479	$24,472	$26,536	$26,839	$353,600	$614,387	$13,228

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$5,803	$7,479	$24,472	$26,536	$26,839	$353,600	$614,387	$13,228

Net Assets:

Fidelity Retirement Reserves	$—	$—	$—	$—	$24,705	$—	$28,771	$941

Fidelity Income Advantage	—	—	—	—	2,134	—	3,660	—

Fidelity Personal Retirement	5,803	—	—	—	—	353,600	573,271	12,287

Fidelity Freedom Lifetime Income	—	7,479	24,472	26,536	—	—	8,685	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$5,803	$7,479	$24,472	$26,536	$26,839	$353,600	$614,387	$13,228

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	—	—	—	728	—	1,681	85

Unit Value	$—	$—	$—	$—	$33.94	$—	$17.12	$11.06

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	65	—	222	—

Unit Value	$—	$—	$—	$—	$32.69	$—	$16.49	$—

Fidelity Personal Retirement:

Units Outstanding	463	—	—	—	—	8,208	31,374	1,100

Highest Value	$12.54	$—	$—	$—	$—	$68.78	$19.67	$11.19

Lowest Value	$12.51	$—	$—	$—	$—	$37.07	$16.84	$11.16

Fidelity Freedom Lifetime Income:

Units Outstanding	—	367.00	1,008.00	903.00	—	—	535	—

Unit Value	$—	$20.36	$24.26	$29.36	$—	$—	$16.23	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

12	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class

Assets:

Investments at market value	$22,777	$1,664,204	$2,019,049	$2,047,216	$822,960	$13,934	$196,058	$7,354

Receivable from FILI	—	—	67	55	28	5	—	1

Total assets	$22,777	$1,664,204	$2,019,116	$2,047,271	$822,988	$13,939	$196,058	$7,355

Liabilities:

Payable to FILI	—	299	—	—	—	—	—	—

Total net assets	$22,777	$1,663,905	$2,019,116	$2,047,271	$822,988	$13,939	$196,058	$7,355

Net Assets:

Fidelity Retirement Reserves	$1,471	$54,895	$31,319	$38,360	$23,307	$12,409	$—	$6,865

Fidelity Income Advantage	—	24,911	11,872	17,406	7,805	1,530	—	490

Fidelity Personal Retirement	21,306	1,479,382	1,419,661	1,959,312	776,699	—	196,058	—

Fidelity Freedom Lifetime Income	—	104,717	123,422	32,193	15,177	—	—	—

Fidelity Growth and Guaranteed Income	—	—	432,842	—	—	—	—	—

Total net assets	$22,777	$1,663,905	$2,019,116	$2,047,271	$822,988	$13,939	$196,058	$7,355

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	131	2,330	1,310	1,383	760	334	—	246

Unit Value	$11.25	$23.56	$23.90	$27.72	$30.68	$37.16	$—	$27.90

Fidelity Income Advantage:

Units Outstanding	—	1,095	512	650	264	43	—	18

Unit Value	$—	$22.69	$23.11	$26.70	$29.55	$35.86	$—	$26.92

Fidelity Personal Retirement:

Units Outstanding	1,875	56,625	51,964	61,878	21,658	—	4,962	—

Highest Value	$11.38	$32.63	$38.55	$44.09	$54.28	$—	$50.55	$—

Lowest Value	$11.35	$25.13	$26.21	$30.74	$34.02	$—	$38.36	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	4,705	4,991	1,221	518	—	—	—

Unit Value	$—	$22.34	$24.72	$26.35	$29.25	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	9,948	—	—	—	—	—

Highest Value	$—	$—	$32.83	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$22.35	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	7,513	—	—	—	—	—

Highest Value	$—	$—	$32.03	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$21.80	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class

Assets:

Investments at market value	$49,507	$21,815	$195,828	$8,109	$110,655	$14,154	$307,877	$499,849

Receivable from FILI	—	—	—	1	—	1	—	—

Total assets	$49,507	$21,815	$195,828	$8,110	$110,655	$14,155	$307,877	$499,849

Liabilities:

Payable to FILI	—	10	—	—	—	—	—	7

Total net assets	$49,507	$21,805	$195,828	$8,110	$110,655	$14,155	$307,877	$499,842

Net Assets:

Fidelity Retirement Reserves	$—	$18,347	$—	$7,744	$—	$13,304	$—	$20,659

Fidelity Income Advantage	—	3,458	—	366	—	851	—	693

Fidelity Personal Retirement	49,507	—	195,828	—	110,655	—	307,877	478,490

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$49,507	$21,805	$195,828	$8,110	$110,655	$14,155	$307,877	$499,842

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	475	—	561	—	904	—	2,016

Unit Value	$—	$38.59	$—	$13.81	$—	$14.71	$—	$10.25

Fidelity Income Advantage:

Units Outstanding	—	93	—	27	—	59	—	69

Unit Value	$—	$37.24	$—	$13.36	$—	$14.40	$—	$10.11

Fidelity Personal Retirement:

Units Outstanding	1,661	—	3,892	—	6,344	—	19,603	44,793

Highest Value	$61.48	$—	$101.76	$—	$39.88	$—	$15.79	$10.73

Lowest Value	$28.56	$—	$41.96	$—	$14.95	$—	$15.54	$10.62

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

14	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity – Class I	VIF – Emerging Markets Debt – Class I	VIF – Global Strategist – Class II	Lazard – Retirement Emerging Markets Portfolio – Investor	Invesco – VI Global Core Equity Series I

Assets:

Investments at market value	$850,560	$143,844	$309,224	$36,998	$66,975	$23,826	$62,199	$33,414

Receivable from FILI	3	2	1	—	—	—	—	—

Total assets	$850,563	$143,846	$309,225	$36,998	$66,975	$23,826	$62,199	$33,414

Liabilities:

Payable to FILI	—	—	—	17	1	3	3	5

Total net assets	$850,563	$143,846	$309,225	$36,981	$66,974	$23,823	$62,196	$33,409

Net Assets:

Fidelity Retirement Reserves	$39,540	$3,896	$11,149	$12,891	$6,534	$4,700	$4,976	$6,705

Fidelity Income Advantage	1,154	215	442	1,247	700	1,385	304	1,169

Fidelity Personal Retirement	809,869	139,735	297,634	22,843	59,740	17,738	56,916	25,535

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$850,563	$143,846	$309,225	$36,981	$66,974	$23,823	$62,196	$33,409

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	1,857	253	915	396	174	199	270	207

Unit Value	$21.29	$15.38	$12.19	$32.54	$37.48	$23.60	$18.43	$32.42

Fidelity Income Advantage:

Units Outstanding	55	14	37	41	20	62	17	38

Unit Value	$21.01	$15.17	$12.03	$30.90	$35.59	$22.41	$17.75	$30.79

Fidelity Personal Retirement:

Units Outstanding	36,458	8,714	23,414	1,498	3,404	831	3,337	996

Highest Value	$22.30	$16.10	$12.77	$28.65	$24.07	$31.84	$32.21	$35.04

Lowest Value	$22.08	$15.93	$12.64	$14.14	$15.41	$18.70	$15.18	$21.84

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	Allspring – VT Discovery SMID Cap Growth Class 2	Allspring – VT Opportunity Class 2	PVIT – Commodity Real Return Portfolio – Administrative	PVIT – Low Duration Portfolio – Administrative	PVIT – Real Return Portfolio – Administrative	PVIT – Total Return Portfolio – Administrative	Blackrock – Global Allocation V.I. Fund – Class I	FTVIP – Templeton Global Bond Fund – Class 2

Assets:

Investments at market value	$23,547	$22,147	$21,769	$251,288	$138,003	$353,268	$148,007	$35,570

Receivable from FILI	7	5	—	—	—	—	—	—

Total assets	$23,554	$22,152	$21,769	$251,288	$138,003	$353,268	$148,007	$35,570

Liabilities:

Payable to FILI	—	—	—	1	—	1	2	—

Total net assets	$23,554	$22,152	$21,769	$251,287	$138,003	$353,267	$148,005	$35,570

Net Assets:

Fidelity Retirement Reserves	$21,256	$20,289	$81	$17,760	$6,458	$18,318	$3,086	$1,124

Fidelity Income Advantage	2,298	1,863	276	307	604	478	494	152

Fidelity Personal Retirement	—	—	21,412	233,220	130,941	334,471	144,425	34,294

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$23,554	$22,152	$21,769	$251,287	$138,003	$353,267	$148,005	$35,570

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	268	215	11	1,533	466	1,398	169	137

Unit Value	$79.42	$94.32	$7.56	$11.58	$13.86	$13.11	$18.23	$8.22

Fidelity Income Advantage:

Units Outstanding	30	21	37	28	45	38	28	19

Unit Value	$75.42	$89.57	$7.37	$11.23	$13.44	$12.71	$17.76	$8.01

Fidelity Personal Retirement:

Units Outstanding	—	—	2,611	18,829	9,097	24,243	7,316	3,849

Highest Value	$—	$—	$8.28	$12.60	$15.08	$14.26	$19.94	$8.99

Lowest Value	$—	$—	$8.12	$12.16	$13.89	$13.31	$19.56	$8.82

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

16	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:

FTVIP – Franklin U.S. Government Securities Fund – Class 2

Assets:

Investments at market value	$48,020

Receivable from FILI	—

Total assets	$48,020

Liabilities:

Payable to FILI	—

Total net assets	$48,020

Net Assets:

Fidelity Retirement Reserves	$2,244

Fidelity Income Advantage	56

Fidelity Personal Retirement	45,720

Fidelity Freedom Lifetime Income	—

Fidelity Growth and Guaranteed Income	—

Total net assets	$48,020

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	230

Unit Value	$9.78

Fidelity Income Advantage:

Units Outstanding	6

Unit Value	$9.53

Fidelity Personal Retirement:

Units Outstanding	4,323

Highest Value	$10.69

Lowest Value	$10.49

Fidelity Freedom Lifetime Income:

Units Outstanding	—

Unit Value	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—

Highest Value	$—

Lowest Value	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—

Highest Value	$—

Lowest Value	$—

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class

Income:
Dividends	$11,377	$143,767	$2,927	$18,330	$6,725	$10,731

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,662	—	317	—	2,657	—
Administrative and other charges	111	—	21	—	177	—

Total expenses	1,773	—	338	—	2,834	—

Fidelity Income Advantage:
Mortality and expense risk charges	59	—	71	—	265	—
Administrative and other charges	20	—	24	—	89	—

Total expenses	79	—	95	—	354	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	3,612	—	353	—	697
Administrative and other charges	—	1,448	—	149	—	296

Total expenses	—	5,060	—	502	—	993

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	1	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	1	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	113	—	—	—	—
Administrative and other charges	—	31	—	—	—	—

Total expenses	—	144	—	—	—	—

Total expenses	1,852	5,205	433	502	3,188	993

Net investment income (loss)	9,525	138,562	2,494	17,828	3,537	9,738

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	—	—	(7,995)	166	4,597	8,365

Realized gain distributions	—	—	—	—	22,036	35,811

Net realized gain (loss) on investments	—	—	(7,995)	166	26,633	44,176

Unrealized appreciation (depreciation)	—	—	9,512	7,354	21,660	25,482

Net increase (decrease) in net assets from operations	$9,525	$138,562	$4,011	$25,348	$51,830	$79,396

See accompanying notes which are an integral part of the financial statements.

18	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Growth Initial Class	VIP – Growth Investor Class	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class

Income:
Dividends	$7	$—	$1,040	$3,488	$3,719	$24,429

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	5,378	—	462	—	688	—
Administrative and other charges	359	—	31	—	46	—

Total expenses	5,737	—	493	—	734	—

Fidelity Income Advantage:
Mortality and expense risk charges	365	—	34	—	132	—
Administrative and other charges	122	—	12	—	44	—

Total expenses	487	—	46	—	176	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	1,321	—	276	—	842
Administrative and other charges	—	590	—	116	—	349

Total expenses	—	1,911	—	392	—	1,191

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	6,224	1,911	539	392	910	1,191

Net investment income (loss)	(6,217)	(1,911)	501	3,096	2,809	23,238

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	41,461	51,997	937	6,980	(2,279)	253

Realized gain distributions	166,279	269,955	2,850	10,222	—	—

Net realized gain (loss) on investments	207,740	321,952	3,787	17,202	(2,279)	253

Unrealized appreciation (depreciation)	(11,326)	(28,960)	(1,297)	(8,810)	450	(13,059)

Net increase (decrease) in net assets from operations	$190,197	$291,081	$2,991	$11,488	$980	$10,432

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class

Income:
Dividends	$3,775	$4,733	$77,902	$1,036	$2,375	$2,278	$3,640

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,080	—	4,873	387	—	8,567	—
Administrative and other charges	72	—	325	26	—	571	—

Total expenses	1,152	—	5,198	413	—	9,138	—

Fidelity Income Advantage:
Mortality and expense risk charges	122	—	423	62	—	668	—
Administrative and other charges	41	—	141	21	—	222	—

Total expenses	163	—	564	83	—	890	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	279	5,852	—	204	—	3,002
Administrative and other charges	—	102	2,645	—	67	—	1,281

Total expenses	—	381	8,497	—	271	—	4,283

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	1,315	381	14,259	496	271	10,028	4,283

Net investment income (loss)	2,460	4,352	63,643	540	2,104	(7,750)	(643)

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(12)	1,354	329,001	1,809	3,163	61,594	110,888

Realized gain distributions	1,015	1,309	3,770	709	1,592	144,516	319,564

Net realized gain (loss) on investments	1,003	2,663	332,771	2,518	4,755	206,110	430,452

Unrealized appreciation (depreciation)	8,314	9,005	889,547	2,581	6,551	137,394	269,271

Net increase (decrease) in net assets from operations	$11,777	$16,020	$1,285,961	$5,639	$13,410	$335,754	$699,080

See accompanying notes which are an integral part of the financial statements.

20	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class	VIP – Growth & Income Investor Class

Income:
Dividends	$3,439	$70,450	$55	$317	$1,938	$5,636

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,167	—	163	—	907	—
Administrative and other charges	78	—	11	—	60	—

Total expenses	1,245	—	174	—	967	—

Fidelity Income Advantage:
Mortality and expense risk charges	245	—	26	—	119	—
Administrative and other charges	82	—	9	—	40	—

Total expenses	327	—	35	—	159	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	4,253	—	229	—	472
Administrative and other charges	—	1,553	—	101	—	193

Total expenses	—	5,806	—	330	—	665

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	7,341	—	—	—	—
Administrative and other charges	—	1,961	—	—	—	—

Total expenses	—	9,302	—	—	—	—

Total expenses	1,572	15,108	209	330	1,126	665

Net investment income (loss)	1,867	55,342	(154)	(13)	812	4,971

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	6,258	111,347	1,037	9,218	6,618	17,146

Realized gain distributions	5,881	122,059	1,050	8,272	8,835	26,579

Net realized gain (loss) on investments	12,139	233,406	2,087	17,490	15,453	43,725

Unrealized appreciation (depreciation)	11,856	259,554	3,397	26,294	9,584	25,715

Net increase (decrease) in net assets from operations	$25,862	$548,302	$5,330	$43,771	$25,849	$74,411

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class

Income:
Dividends	$—	$—	$1,411	$3,226	$440	$1,889

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,296	—	1,762	—	275	—
Administrative and other charges	86	—	117	—	18	—

Total expenses	1,382	—	1,879	—	293	—

Fidelity Income Advantage:
Mortality and expense risk charges	159	—	260	—	58	—
Administrative and other charges	53	—	86	—	19	—

Total expenses	212	—	346	—	77	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	1,177	—	743	—	225
Administrative and other charges	—	536	—	321	—	98

Total expenses	—	1,713	—	1,064	—	323

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	1,594	1,713	2,225	1,064	370	323

Net investment income (loss)	(1,594)	(1,713)	(814)	2,162	70	1,566

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	10,765	53,318	5,968	9,601	848	2,565

Realized gain distributions	—	—	33,251	83,548	6,018	27,651

Net realized gain (loss) on investments	10,765	53,318	39,219	93,149	6,866	30,216

Unrealized appreciation (depreciation)	51,296	287,817	2,248	3,423	(3,322)	(14,673)

Net increase (decrease) in net assets from operations	$60,467	$339,422	$40,653	$98,734	$3,614	$17,109

See accompanying notes which are an integral part of the financial statements.

22	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Utilities Initial Class	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class

Income:
Dividends	$544	$4,192	$—	$—	$919	$4,652

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	178	—	2,063	—	285	—
Administrative and other charges	12	—	137	—	19	—

Total expenses	190	—	2,200	—	304	—

Fidelity Income Advantage:
Mortality and expense risk charges	17	—	178	—	31	—
Administrative and other charges	6	—	60	—	11	—

Total expenses	23	—	238	—	42	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	226	—	1,994	—	264
Administrative and other charges	—	92	—	953	—	112

Total expenses	—	318	—	2,947	—	376

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	213	318	2,438	2,947	346	376

Net investment income (loss)	331	3,874	(2,438)	(2,947)	573	4,276

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	743	5,415	24,595	133,594	(244)	6,979

Realized gain distributions	1,335	9,343	12,110	78,059	—	—

Net realized gain (loss) on investments	2,078	14,758	36,705	211,653	(244)	6,979

Unrealized appreciation (depreciation)	3,589	22,536	51,431	344,415	1,133	(1,589)

Net increase (decrease) in net assets from operations	$5,998	$41,168	$85,698	$553,121	$1,462	$9,666

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class	VIP – Financials Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class

Income:
Dividends	$—	$—	$461	$3,457	$203	$1,132

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	637	—	163	—	192	—
Administrative and other charges	42	—	11	—	13	—

Total expenses	679	—	174	—	205	—

Fidelity Income Advantage:
Mortality and expense risk charges	67	—	17	—	25	—
Administrative and other charges	22	—	5	—	9	—

Total expenses	89	—	22	—	34	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	766	—	196	—	176
Administrative and other charges	—	334	—	92	—	81

Total expenses	—	1,100	—	288	—	257

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	768	1,100	196	288	239	257

Net investment income (loss)	(768)	(1,100)	265	3,169	(36)	875

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	4,268	29,535	437	3,591	441	4,097

Realized gain distributions	—	—	961	7,346	2,154	11,738

Net realized gain (loss) on investments	4,268	29,535	1,398	10,937	2,595	15,835

Unrealized appreciation (depreciation)	886	6,771	4,539	36,125	2,930	13,743

Net increase (decrease) in net assets from operations	$4,386	$35,206	$6,202	$50,231	$5,489	$30,453

See accompanying notes which are an integral part of the financial statements.

24	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class	VIP – Strategic Income Investor Class

Income:
Dividends	$10	$81	$734	$5,460	$1,394	$26,677

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	120	—	126	—	268	—
Administrative and other charges	8	—	8	—	18	—

Total expenses	128	—	134	—	286	—

Fidelity Income Advantage:
Mortality and expense risk charges	19	—	12	—	33	—
Administrative and other charges	6	—	4	—	11	—

Total expenses	25	—	16	—	44	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	212	—	164	—	875
Administrative and other charges	—	96	—	67	—	366

Total expenses	—	308	—	231	—	1,241

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	153	308	150	231	330	1,241

Net investment income (loss)	(143)	(227)	584	5,229	1,064	25,436

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	1,541	12,735	(930)	(1,770)	(341)	(116)

Realized gain distributions	53	569	—	—	—	—

Net realized gain (loss) on investments	1,594	13,304	(930)	(1,770)	(341)	(116)

Unrealized appreciation (depreciation)	2,379	28,470	1,287	4,436	1,320	15,753

Net increase (decrease) in net assets from operations	$3,830	$41,547	$941	$7,895	$2,043	$41,073

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class(C)	VIP – Freedom Income Investor Class(C)

Income:
Dividends	$143	$2,178	$340	$3,314	$416	$2,609

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	120	—	192	—	81	—
Administrative and other charges	8	—	13	—	5	—

Total expenses	128	—	205	—	86	—

Fidelity Income Advantage:
Mortality and expense risk charges	12	—	16	—	—	—
Administrative and other charges	4	—	5	—	—	—

Total expenses	16	—	21	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	360	—	311	—	99
Administrative and other charges	—	164	—	141	—	34

Total expenses	—	524	—	452	—	133

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	144	524	226	452	86	133

Net investment income (loss)	(1)	1,654	114	2,862	330	2,476

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	783	11,404	765	9,648	29	(109)

Realized gain distributions	—	—	2,663	27,581	7	38

Net realized gain (loss) on investments	783	11,404	3,428	37,229	36	(71)

Unrealized appreciation (depreciation)	421	11,681	(732)	(9,402)	26	246

Net increase (decrease) in net assets from operations	$1,203	$24,739	$2,810	$30,689	$392	$2,651

(C) Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

26	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005 Initial Class(C)	VIP – Investor Freedom 2005 Investor Class(c)	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class

Income:
Dividends	$53	$190	$201	$1,763	$461	$2,579

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	15	—	45	—	110	—
Administrative and other charges	1	—	3	—	7	—

Total expenses	16	—	48	—	117	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	12	—	89	—	133
Administrative and other charges	—	4	—	25	—	41

Total expenses	—	16	—	114	—	174

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	16	16	48	114	117	174

Net investment income (loss)	37	174	153	1,649	344	2,405

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(487)	(2,355)	(113)	128	(33)	312

Realized gain distributions	—	—	5	39	441	311

Net realized gain (loss) on investments	(487)	(2,355)	(108)	167	408	623

Unrealized appreciation (depreciation)	519	2,489	224	720	62	1,865

Net increase (decrease) in net assets from operations	$69	$308	$269	$2,536	$814	$4,893

(C) Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class

Income:
Dividends	$422	$4,631	$465	$4,880	$527	$7,541

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	118	—	145	—	173	—
Administrative and other charges	8	—	10	—	11	—

Total expenses	126	—	155	—	184	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	263	—	326	—	543
Administrative and other charges	—	84	—	102	—	172

Total expenses	—	347	—	428	—	715

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	126	347	155	428	184	715

Net investment income (loss)	296	4,284	310	4,452	343	6,826

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(98)	1,359	347	4,156	333	8,324

Realized gain distributions	454	1,834	35	1,458	50	706

Net realized gain (loss) on investments	356	3,193	382	5,614	383	9,030

Unrealized appreciation (depreciation)	434	4,703	765	6,225	1,082	14,319

Net increase (decrease) in net assets from operations	$1,086	$12,180	$1,457	$16,291	$1,808	$30,175

See accompanying notes which are an integral part of the financial statements.

28	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class	VIP – Investor Freedom 2045 Investor Class

Income:
Dividends	$15	$333	$6	$145	$—	$40

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	4	—	3	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	4	—	3	—	—	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	19	—	14	—	4
Administrative and other charges	—	6	—	4	—	1

Total expenses	—	25	—	18	—	5

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	4	25	3	18	—	5

Net investment income (loss)	11	308	3	127	—	35

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	1	393	4	160	4	104

Realized gain distributions	6	151	5	157	—	47

Net realized gain (loss) on investments	7	544	9	317	4	151

Unrealized appreciation (depreciation)	12	(34)	22	299	—	90

Net increase (decrease) in net assets from operations	$30	$818	$34	$743	$4	$276

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2050 Initial Class	VIP – Investor Freedom 2050 Investor Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class

Income:
Dividends	$1	$63	$293	$856	$731	$269	$3,413

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	—	—	166	—
Administrative and other charges	—	—	—	—	—	11	—

Total expenses	—	—	—	—	—	177	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	15	—
Administrative and other charges	—	—	—	—	—	5	—

Total expenses	—	—	—	—	—	20	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	5	—	—	—	—	366
Administrative and other charges	—	2	—	—	—	—	159

Total expenses	—	7	—	—	—	—	525

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	38	126	135	—	—
Administrative and other charges	—	—	8	25	27	—	—

Total expenses	—	—	46	151	162	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	—	7	46	151	162	197	525

Net investment income (loss)	1	56	247	705	569	72	2,888

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	7	214	(13)	78	235	468	6,896

Realized gain distributions	1	61	4	48	287	152	1,998

Net realized gain (loss) on investments	8	275	(9)	126	522	620	8,894

Unrealized appreciation (depreciation)	(2)	(21)	43	397	760	2,623	34,755

Net increase (decrease) in net assets from operations	$7	$310	$281	$1,228	$1,851	$3,315	$46,537

See accompanying notes which are an integral part of the financial statements.

30	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class	VIP – FundsManager 30% Investor Class	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class

Income:
Dividends	$22,264	$349	$556	$40,175	$41,714	$35,646	$10,920

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	227	5	10	426	243	296	175
Administrative and other charges	15	—	1	28	16	20	12

Total expenses	242	5	11	454	259	316	187

Fidelity Income Advantage:
Mortality and expense risk charges	37	—	—	205	92	136	61
Administrative and other charges	12	—	—	68	31	46	20

Total expenses	49	—	—	273	123	182	81

Fidelity Personal Retirement:
Mortality and expense risk charges	904	15	22	2,281	2,122	2,767	1,049
Administrative and other charges	301	4	8	748	699	942	362

Total expenses	1,205	19	30	3,029	2,821	3,709	1,411

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	45	—	—	533	626	162	75
Administrative and other charges	9	—	—	106	125	32	15

Total expenses	54	—	—	639	751	194	90

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	4,436	—	—
Administrative and other charges	—	—	—	—	1,150	—	—

Total expenses	—	—	—	—	5,586	—	—

Total expenses	1,550	24	41	4,395	9,540	4,401	1,769

Net investment income (loss)	20,714	325	515	35,780	32,174	31,245	9,151

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(2,749)	140	224	8,617	8,113	21,881	7,915

Realized gain distributions	—	32	80	—	—	—	—

Net realized gain (loss) on investments	(2,749)	172	304	8,617	8,113	21,881	7,915

Unrealized appreciation (depreciation)	15,417	16	204	88,872	133,928	142,260	68,316

Net increase (decrease) in net assets from operations	$33,382	$513	$1,023	$133,269	$174,215	$195,386	$85,382

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class

Income:
Dividends	$325	$4,372	$109	$638	$—	$—

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	102	—	68	—	135	—
Administrative and other charges	7	—	5	—	9	—

Total expenses	109	—	73	—	144	—

Fidelity Income Advantage:
Mortality and expense risk charges	12	—	5	—	25	—
Administrative and other charges	4	—	2	—	9	—

Total expenses	16	—	7	—	34	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	254	—	69	—	192
Administrative and other charges	—	105	—	30	—	89

Total expenses	—	359	—	99	—	281

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	125	359	80	99	178	281

Net investment income (loss)	200	4,013	29	539	(178)	(281)

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	64	1,764	62	335	2,410	17,880

Realized gain distributions	409	5,471	36	199	448	3,798

Net realized gain (loss) on investments	473	7,235	98	534	2,858	21,678

Unrealized appreciation (depreciation)	54	(373)	(269)	(2,261)	3,317	28,705

Net increase (decrease) in net assets from operations	$727	$10,875	$(142)	$(1,188)	$5,997	$50,102

See accompanying notes which are an integral part of the financial statements.

32	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class

Income:
Dividends	$120	$1,508	$1,002	$21,127	$14,285	$10,239

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	62	—	101	—	157	278
Administrative and other charges	4	—	7	—	10	19

Total expenses	66	—	108	—	167	297

Fidelity Income Advantage:
Mortality and expense risk charges	4	—	6	—	6	8
Administrative and other charges	1	—	2	—	2	3

Total expenses	5	—	8	—	8	11

Fidelity Personal Retirement:
Mortality and expense risk charges	—	137	—	298	536	803
Administrative and other charges	—	55	—	141	225	356

Total expenses	—	192	—	439	761	1,159

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	71	192	116	439	936	1,467

Net investment income (loss)	49	1,316	886	20,688	13,349	8,772

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(84)	(1,065)	145	1,513	1,160	35,258

Realized gain distributions	—	—	—	—	—	—

Net realized gain (loss) on investments	(84)	(1,065)	145	1,513	1,160	35,258

Unrealized appreciation (depreciation)	754	9,259	—	(151)	(10,441)	110,435

Net increase (decrease) in net assets from operations	$719	$9,510	$1,031	$22,050	$4,068	$154,465

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity Class I	VIF – Emerging Markets Debt Class I	VIF – Global Strategist – Class II	Lazard – Retirement Emerging Markets Portfolio – Investor

Income:
Dividends	$1,925	$9,153	$528	$6,943	$—	$2,366

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	29	87	105	58	37	47
Administrative and other charges	2	6	7	4	2	3

Total expenses	31	93	112	62	39	50

Fidelity Income Advantage:
Mortality and expense risk charges	1	4	10	5	10	2
Administrative and other charges	1	1	3	2	4	1

Total expenses	2	5	13	7	14	3

Fidelity Personal Retirement:
Mortality and expense risk charges	147	345	27	68	20	66
Administrative and other charges	67	146	13	30	9	30

Total expenses	214	491	40	98	29	96

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	247	589	165	167	82	149

Net investment income (loss)	1,678	8,564	363	6,776	(82)	2,217

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	3,880	4,889	(3,732)	(1,938)	(471)	(1,077)

Realized gain distributions	—	—	—	—	—	—

Net realized gain (loss) on investments	3,880	4,889	(3,732)	(1,938)	(471)	(1,077)

Unrealized appreciation (depreciation)	9,415	505	6,056	2,195	2,145	3,769

Net increase (decrease) in net assets from operations	$14,973	$13,958	$2,687	$7,033	$1,592	$4,909

See accompanying notes which are an integral part of the financial statements.

34	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	Invesco V.I. – Global Core Equity Series I	Allspring – VT Discovery SMID Cap Growth Class 2	Allspring – VT Opportunity Class 2	PVIT – Commodity Real Return – Strategy Portfolio – Administrative	PVIT – Low Duration Portfolio – Administrative	PVIT – Real Return Portfolio – Administrative

Income:
Dividends	$310	$—	$10	$540	$10,650	$3,821

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	52	158	153	1	156	51
Administrative and other charges	3	11	10	—	10	3

Total expenses	55	169	163	1	166	54

Fidelity Income Advantage:
Mortality and expense risk charges	9	17	14	2	2	4
Administrative and other charges	3	6	5	1	1	2

Total expenses	12	23	19	3	3	6

Fidelity Personal Retirement:
Mortality and expense risk charges	23	—	—	30	310	166
Administrative and other charges	9	—	—	13	124	70

Total expenses	32	—	—	43	434	236

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—

Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	99	192	182	47	603	296

Net investment income (loss)	211	(192)	(172)	493	10,047	3,525

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	738	528	343	(7,381)	(2,214)	(4,594)

Realized gain distributions	267	—	2,185	—	—	—

Net realized gain (loss) on investments	1,005	528	2,528	(7,381)	(2,214)	(4,594)

Unrealized appreciation (depreciation)	2,755	3,340	538	7,901	3,258	3,876

Net increase (decrease) in net assets from operations	$3,971	$3,676	$2,894	$1,013	$11,091	$2,807

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	PVIT – Total Return Portfolio – Administrative	Blackrock – Global Allocation V.I. Fund – Class I	FTVIP – Templeton Global Bond Fund – Class 2	FTVIP – Franklin US Government Securities Fund – Class 2

Income:
Dividends	$14,625	$1,798	$—	$1,386

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	141	26	9	17
Administrative and other charges	9	2	1	1

Total expenses	150	28	10	18

Fidelity Income Advantage:
Mortality and expense risk charges	5	4	2	1
Administrative and other charges	1	1	—	—

Total expenses	6	5	2	1

Fidelity Personal Retirement:
Mortality and expense risk charges	448	189	45	61
Administrative and other charges	172	73	19	23

Total expenses	620	262	64	84

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—
Administrative and other charges	—	—	—	—

Total expenses	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—
Administrative and other charges	—	—	—	—

Total expenses	—	—	—	—

Total expenses	776	295	76	103

Net investment income (loss)	13,849	1,503	(76)	1,283

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(4,231)	(85)	(1,884)	(627)

Realized gain distributions	—	9,358	—	—

Net realized gain (loss) on investments	(4,231)	9,273	(1,884)	(627)

Unrealized appreciation (depreciation)	(1,541)	1,948	(2,777)	(270)

Net increase (decrease) in net assets from operations	$8,077	$12,724	$(4,737)	$386

See accompanying notes which are an integral part of the financial statements.

36	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Government Money Market Initial Class		VIP – Government Money Market Investor Class		VIP – High Income Initial Class		VIP – High Income Investor Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$9,525	$9,907	$138,562	$116,102	$2,494	$2,476	$17,828	$15,646
Net realized gain (loss) on investments	—	—	—	—	(7,995)	(4,840)	166	(3,045)
Unrealized appreciation (depreciation)	—	—	—	—	9,512	7,150	7,354	14,264

Net increase (decrease) in net assets from operations	9,525	9,907	138,562	116,102	4,011	4,786	25,348	26,865

Contract Transactions:
Payments received from contract owners	1,889	1,670	1,347,160	997,609	56	65	7,067	1,558
Transfers between sub-accounts and the fixed account, net	27,133	22,232	(441,110)	35,014	(2,459)	(1,542)	(7,484)	(5,688)
Contract benefits	(4,579)	(6,044)	(192,253)	(163,094)	(1,970)	(1,791)	(92)	(120)
Contract terminations	(41,808)	(59,756)	(518,445)	(568,560)	(3,008)	(2,322)	(10,969)	(19,780)
Contract maintenance charges	(46)	(52)	—	—	(6)	(6)	—	—
Other transfers (to) from FILI, net	(310)	620	(55)	50	(330)	(187)	(2)	2

Net increase (decrease) in net assets from contract transactions	(17,721)	(41,330)	195,297	301,019	(7,717)	(5,783)	(11,480)	(24,028)

Total increase (decrease) in net assets	(8,196)	(31,423)	333,859	417,121	(3,706)	(997)	13,868	2,837

Net Assets:
Beginning of period	234,183	265,606	2,742,526	2,325,405	52,869	53,866	294,761	291,924

End of period	$225,987	$234,183	$3,076,385	$2,742,526	$49,163	$52,869	$308,629	$294,761

(In thousands)	Subaccounts Investing In:

	VIP – Equity-Income Initial Class		VIP – Equity-Income Investor Class		VIP – Growth Initial Class		VIP – Growth Investor Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$3,537	$3,877	$9,738	$8,758	$(6,217)	$(4,108)	$(1,911)	$(790)
Net realized gain (loss) on investments	26,633	10,096	44,176	17,521	207,740	45,792	321,952	48,488
Unrealized appreciation (depreciation)	21,660	19,784	25,482	24,921	(11,326)	137,976	(28,960)	191,770

Net increase (decrease) in net assets from operations	51,830	33,757	79,396	51,200	190,197	179,660	291,081	239,468

Contract Transactions:
Payments received from contract owners	125	197	6,013	4,699	736	473	13,360	6,114
Transfers between sub-accounts and the fixed account, net	(10,064)	(8,608)	18,690	6,585	(16,712)	(5,413)	80,245	82,067
Contract benefits	(10,786)	(11,836)	(66)	(147)	(14,420)	(10,449)	(4,954)	(193)
Contract terminations	(18,907)	(13,932)	(23,167)	(21,094)	(37,748)	(23,109)	(32,042)	(19,568)
Contract maintenance charges	(39)	(43)	—	—	(86)	(77)	—	—
Other transfers (to) from FILI, net	(943)	(915)	(7)	13	(1,088)	(1,021)	37	(2)

Net increase (decrease) in net assets from contract transactions	(40,614)	(35,137)	1,463	(9,944)	(69,318)	(39,596)	56,646	68,418

Total increase (decrease) in net assets	11,216	(1,380)	80,859	41,256	120,879	140,064	347,727	307,886

Net Assets:
Beginning of period	371,409	372,789	543,997	502,741	669,758	529,694	940,370	632,484

End of period	$382,625	$371,409	$624,856	$543,997	$790,637	$669,758	$1,288,097	$940,370

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Overseas Initial Class		VIP – Overseas Investor Class		VIP – Investment Grade Bond Initial Class		VIP – Investment Grade Bond Investor Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$501	$130	$3,096	$1,692	$2,809	$1,984	$23,238	$15,804
Net realized gain (loss) on investments	3,787	98	17,202	3,014	(2,279)	(1,898)	253	(2,979)
Unrealized appreciation (depreciation)	(1,297)	11,005	(8,810)	33,531	450	5,946	(13,059)	24,961

Net increase (decrease) in net assets from operations	2,991	11,233	11,488	38,237	980	6,032	10,432	37,786

Contract Transactions:
Payments received from contract owners	72	85	452	1,170	290	379	10,023	8,875
Transfers between sub-accounts and the fixed account, net	(2,601)	(2,325)	(11,175)	(171)	(1,603)	(2,322)	43,254	5,160
Contract benefits	(1,523)	(1,192)	(1,457)	(34)	(3,816)	(4,246)	(213)	(177)
Contract terminations	(4,517)	(1,939)	(9,483)	(6,715)	(7,624)	(5,046)	(34,194)	(37,801)
Contract maintenance charges	(8)	(9)	—	—	(13)	(15)	—	—
Other transfers (to) from FILI, net	(87)	(50)	(4)	10	(440)	(535)	(9)	1

Net increase (decrease) in net assets from contract transactions	(8,664)	(5,430)	(21,667)	(5,740)	(13,206)	(11,785)	18,861	(23,942)

Total increase (decrease) in net assets	(5,673)	5,803	(10,179)	32,497	(12,226)	(5,753)	29,293	13,844

Net Assets:
Beginning of period	65,518	59,715	223,226	190,729	115,587	121,340	679,669	665,825

End of period	$59,845	$65,518	$213,047	$223,226	$103,361	$115,587	$708,962	$679,669

(In thousands)	Subaccounts Investing In:

	VIP – Asset Manager Initial Class		VIP – Asset Manager Investor Class		VIP – Index 500 Initial Class		VIP – Asset Manager Growth Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$2,460	$2,323	$4,352	$4,145	$63,643	$57,234	$540	$536
Net realized gain (loss) on investments	1,003	518	2,663	2,014	332,771	159,397	2,518	1,377
Unrealized appreciation (depreciation)	8,314	15,327	9,005	18,112	889,547	833,931	2,581	6,464

Net increase (decrease) in net assets from operations	11,777	18,168	16,020	24,271	1,285,961	1,050,562	5,639	8,377

Contract Transactions:
Payments received from contract owners	526	251	1,227	744	54,239	40,380	143	91
Transfers between sub-accounts and the fixed account, net	(4,305)	(4,774)	(14,131)	(12,066)	219,769	198,785	(1,924)	(3,072)
Contract benefits	(6,321)	(5,948)	(3)	(292)	(16,789)	(15,239)	(1,436)	(1,644)
Contract terminations	(7,162)	(6,840)	(10,170)	(8,684)	(173,277)	(138,972)	(2,526)	(2,270)
Contract maintenance charges	(20)	(21)	—	—	(82)	(76)	(9)	(9)
Other transfers (to) from FILI, net	(418)	(687)	1	—	(875)	(541)	(227)	32

Net increase (decrease) in net assets from contract transactions	(17,700)	(18,019)	(23,076)	(20,298)	82,985	84,337	(5,979)	(6,872)

Total increase (decrease) in net assets	(5,923)	149	(7,056)	3,973	1,368,946	1,134,899	(340)	1,505

Net Assets:
Beginning of period	160,852	160,703	205,342	201,369	5,176,473	4,041,574	59,214	57,709

End of period	$154,929	$160,852	$198,286	$205,342	$6,545,419	$5,176,473	$58,874	$59,214

See accompanying notes which are an integral part of the financial statements.

38	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Asset Manager Growth Investor Class		VIP – Contrafund Initial Class		VIP – Contrafund Investor Class		VIP – Balanced Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$2,104	$1,923	$(7,750)	$(3,183)	$(643)	$4,769	$1,867	$1,476
Net realized gain (loss) on investments	4,755	1,391	206,110	60,941	430,452	99,197	12,139	9,982
Unrealized appreciation (depreciation)	6,551	14,972	137,394	211,789	269,271	411,889	11,856	20,250

Net increase (decrease) in net assets from operations	13,410	18,286	335,754	269,547	699,080	515,855	25,862	31,708

Contract Transactions:
Payments received from contract owners	1,934	1,529	997	1,200	17,378	11,272	764	440
Transfers between sub-accounts and the fixed account, net	1,062	(1,968)	(26,751)	(21,656)	129,957	(14,657)	2,293	(2,248)
Contract benefits	(9)	—	(25,695)	(19,466)	(102)	(1,355)	(5,997)	(4,994)
Contract terminations	(3,937)	(7,230)	(59,677)	(37,490)	(75,387)	(57,042)	(7,619)	(8,245)
Contract maintenance charges	—	—	(133)	(125)	—	—	(18)	(17)
Other transfers (to) from FILI, net	—	3	(2,928)	(1,931)	(4)	23	(384)	(84)

Net increase (decrease) in net assets from contract transactions	(950)	(7,666)	(114,187)	(79,468)	71,842	(61,759)	(10,961)	(15,148)

Total increase (decrease) in net assets	12,460	10,620	221,567	190,079	770,922	454,096	14,901	16,560

Net Assets:
Beginning of period	126,952	116,332	1,061,566	871,487	2,055,964	1,601,868	178,589	162,029

End of period	$139,412	$126,952	$1,283,133	$1,061,566	$2,826,886	$2,055,964	$193,490	$178,589

(In thousands)	Subaccounts Investing In:

	VIP – Balanced Investor Class		VIP – Dynamic Capital Appreciation Initial Class		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$55,342	$42,645	$(154)	$(95)	$(13)	$189	$812	$983
Net realized gain (loss) on investments	233,406	181,026	2,087	1,211	17,490	8,826	15,453	8,777
Unrealized appreciation (depreciation)	259,554	420,417	3,397	3,856	26,294	29,306	9,584	10,070

Net increase (decrease) in net assets from operations	548,302	644,088	5,330	4,972	43,771	38,321	25,849	19,830

Contract Transactions:
Payments received from contract owners	37,223	23,076	34	33	2,137	938	140	183
Transfers between sub-accounts and the fixed account, net	32,763	(1,432)	(415)	351	3,782	3,808	(5,141)	(2,746)
Contract benefits	(2,086)	(1,610)	(718)	(1,090)	(4)	—	(3,472)	(3,484)
Contract terminations	(216,326)	(201,542)	(985)	(505)	(8,042)	(4,528)	(5,670)	(3,605)
Contract maintenance charges	—	—	(2)	(2)	—	—	(18)	(19)
Other transfers (to) from FILI, net	(40)	18	14	(75)	4	3	(371)	(318)

Net increase (decrease) in net assets from contract transactions	(148,466)	(181,490)	(2,072)	(1,288)	(2,123)	221	(14,532)	(9,989)

Total increase (decrease) in net assets	399,836	462,598	3,258	3,684	41,648	38,542	11,317	9,841

Net Assets:
Beginning of period	3,631,880	3,169,282	22,464	18,780	172,512	133,970	126,488	116,647

End of period	$4,031,716	$3,631,880	$25,722	$22,464	$214,160	$172,512	$137,805	$126,488

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Growth & Income Investor Class		VIP – Growth Opportunities Initial Class		VIP – Growth Opportunities Investor Class		VIP – Mid Cap Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$4,971	$4,641	$(1,594)	$(1,228)	$(1,713)	$(1,281)	$(814)	$(604)
Net realized gain (loss) on investments	43,725	21,679	10,765	2,792	53,318	7,646	39,219	7,503
Unrealized appreciation (depreciation)	25,715	27,746	51,296	52,071	287,817	277,772	2,248	26,390

Net increase (decrease) in net assets from operations	74,411	54,066	60,467	53,635	339,422	284,137	40,653	33,289

Contract Transactions:
Payments received from contract owners	2,782	2,644	161	136	8,625	4,831	104	123
Transfers between sub-accounts and the fixed account, net	8,876	1,711	(1,802)	(588)	(10,701)	8,797	(10,563)	(12,400)
Contract benefits	(336)	(31)	(7,003)	(4,032)	(487)	(316)	(8,542)	(7,671)
Contract terminations	(12,449)	(9,611)	(7,290)	(4,459)	(30,068)	(25,039)	(15,595)	(7,758)
Contract maintenance charges	—	—	(24)	(22)	—	—	(31)	(32)
Other transfers (to) from FILI, net	(1)	(32)	(141)	(408)	4	(44)	(772)	(475)

Net increase (decrease) in net assets from contract transactions	(1,128)	(5,319)	(16,099)	(9,373)	(32,627)	(11,771)	(35,399)	(28,213)

Total increase (decrease) in net assets	73,283	48,747	44,368	44,262	306,795	272,366	5,254	5,076

Net Assets:
Beginning of period	342,117	293,370	168,522	124,260	906,189	633,823	258,327	253,251

End of period	$415,400	$342,117	$212,890	$168,522	$1,212,984	$906,189	$263,581	$258,327

(In thousands)	Subaccounts Investing In:

	VIP – Mid Cap Investor Class		VIP – Value Strategies Initial Class		VIP – Value Strategies Investor Class		VIP – Utilities Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$2,162	$1,975	$70	$113	$1,566	$1,651	$331	$343
Net realized gain (loss) on investments	93,149	17,316	6,866	1,902	30,216	4,424	2,078	1,829
Unrealized appreciation (depreciation)	3,423	59,749	(3,322)	5,291	(14,673)	26,592	3,589	(3,050)

Net increase (decrease) in net assets from operations	98,734	79,040	3,614	7,306	17,109	32,667	5,998	(878)

Contract Transactions:
Payments received from contract owners	4,725	2,040	62	22	1,207	996	12	23
Transfers between sub-accounts and the fixed account, net	2,987	(47,198)	(1,215)	(4,087)	(23,191)	(17,887)	2,869	(8,317)
Contract benefits	(17)	(40)	(1,351)	(1,443)	(542)	(139)	(545)	(639)
Contract terminations	(16,974)	(17,560)	(2,132)	(1,266)	(6,252)	(7,657)	(1,589)	(870)
Contract maintenance charges	—	—	(5)	(5)	—	—	(4)	(4)
Other transfers (to) from FILI, net	(5)	9	(39)	(25)	(2)	1	(20)	(18)

Net increase (decrease) in net assets from contract transactions	(9,284)	(62,749)	(4,680)	(6,804)	(28,780)	(24,686)	723	(9,825)

Total increase (decrease) in net assets	89,450	16,291	(1,066)	502	(11,671)	7,981	6,721	(10,703)

Net Assets:
Beginning of period	584,105	567,814	43,438	42,936	196,657	188,676	23,681	34,384

End of period	$673,555	$584,105	$42,372	$43,438	$184,986	$196,657	$30,402	$23,681

See accompanying notes which are an integral part of the financial statements.

40	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Utilities Investor Class		VIP – Technology Initial Class		VIP – Technology Investor Class		VIP – Energy Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$3,874	$3,317	$(2,438)	$(1,410)	$(2,947)	$(1,175)	$573	$1,018
Net realized gain (loss) on investments	14,758	11,298	36,705	16,738	211,653	63,872	(244)	(465)
Unrealized appreciation (depreciation)	22,536	(19,493)	51,431	71,160	344,415	457,743	1,133	(3,781)

Net increase (decrease) in net assets from operations	41,168	(4,878)	85,698	86,488	553,121	520,440	1,462	(3,228)

Contract Transactions:
Payments received from contract owners	2,294	1,212	309	495	11,999	8,997	86	46
Transfers between sub-accounts and the fixed account, net	52,173	(48,169)	(13,961)	44,197	74,114	202,961	(8,236)	(40,837)
Contract benefits	(45)	(620)	(9,745)	(3,739)	(436)	(337)	(954)	(1,393)
Contract terminations	(6,010)	(7,573)	(10,587)	(6,524)	(61,978)	(33,192)	(1,658)	(2,175)
Contract maintenance charges	—	—	(35)	(30)	—	—	(8)	(11)
Other transfers (to) from FILI, net	(5)	1	(276)	(147)	(2)	(21)	(75)	(314)

Net increase (decrease) in net assets from contract transactions	48,407	(55,149)	(34,295)	34,252	23,697	178,408	(10,845)	(44,684)

Total increase (decrease) in net assets	89,575	(60,027)	51,403	120,738	576,818	698,848	(9,383)	(47,912)

Net Assets:
Beginning of period	158,539	218,566	263,290	142,550	1,560,556	861,708	44,550	92,462

End of period	$248,114	$158,539	$314,693	$263,290	$2,137,374	$1,560,556	$35,167	$44,550

(In thousands)	Subaccounts Investing In:

	VIP – Energy Investor Class		VIP – Health Care Initial Class		VIP – Health Care Investor Class		VIP – Financials Initial Class (A)

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$4,276	$7,097	$(768)	$(829)	$(1,100)	$(1,204)	$265	$362
Net realized gain (loss) on investments	6,979	19,892	4,268	2,789	29,535	15,251	1,398	(40)
Unrealized appreciation (depreciation)	(1,589)	(35,583)	886	1,093	6,771	11,220	4,539	1,771

Net increase (decrease) in net assets from operations	9,666	(8,594)	4,386	3,053	35,206	25,267	6,202	2,093

Contract Transactions:
Payments received from contract owners	1,308	1,161	78	108	2,808	3,596	72	12
Transfers between sub-accounts and the fixed account, net	(57,194)	(128,767)	(8,277)	(10,094)	(102,324)	(81,858)	3,917	(6,392)
Contract benefits	(82)	(21)	(2,246)	(2,286)	(206)	(456)	(606)	(561)
Contract terminations	(6,944)	(11,502)	(5,750)	(5,535)	(18,726)	(20,493)	(415)	(562)
Contract maintenance charges	—	—	(11)	(14)	—	—	(5)	(4)
Other transfers (to) from FILI, net	(8)	8	(243)	(404)	(8)	(2)	75	5

Net increase (decrease) in net assets from contract transactions	(62,920)	(139,121)	(16,449)	(18,225)	(118,456)	(99,213)	3,038	(7,502)

Total increase (decrease) in net assets	(53,254)	(147,715)	(12,063)	(15,172)	(83,250)	(73,946)	9,240	(5,409)

Net Assets:
Beginning of period	240,589	388,304	94,192	109,364	676,540	750,486	21,540	26,949

End of period	$187,335	$240,589	$82,129	$94,192	$593,290	$676,540	$30,780	$21,540

(A) Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Financials Investor Class (A)		VIP – Industrials Initial Class		VIP – Industrials Investor Class		VIP – Consumer Discretionary Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$3,169	$3,532	$(36)	$(119)	$875	$98	$(143)	$(138)
Net realized gain (loss) on investments	10,937	2,093	2,595	(73)	15,835	994	1,594	754
Unrealized appreciation (depreciation)	36,125	11,167	2,930	4,929	13,743	23,854	2,379	5,296

Net increase (decrease) in net assets from operations	50,231	16,792	5,489	4,737	30,453	24,946	3,830	5,912

Contract Transactions:
Payments received from contract owners	1,882	457	81	15	1,462	693	6	25
Transfers between sub-accounts and the fixed account, net	28,962	(33,242)	1,767	(327)	16,098	2,840	(3,160)	1,816
Contract benefits	(40)	—	(632)	(806)	—	(1)	(711)	(776)
Contract terminations	(5,602)	(4,303)	(1,349)	(610)	(3,708)	(3,063)	(1,199)	(1,145)
Contract maintenance charges	—	—	(3)	(3)	—	—	(2)	(2)
Other transfers (to) from FILI, net	(3)	12	19	(299)	—	—	(89)	(341)

Net increase (decrease) in net assets from contract transactions	25,199	(37,076)	(117)	(2,030)	13,852	469	(5,155)	(423)

Total increase (decrease) in net assets	75,430	(20,284)	5,372	2,707	44,305	25,415	(1,325)	5,489

Net Assets:
Beginning of period	160,151	180,435	25,835	23,128	138,286	112,871	20,376	14,887

End of period	$235,581	$160,151	$31,207	$25,835	$182,591	$138,286	$19,051	$20,376

(In thousands)	Subaccounts Investing In:

	VIP – Consumer Discretionary Investor Class		VIP – Real Estate Initial Class		VIP – Real Estate Investor Class		VIP – Strategic Income Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$(227)	$(265)	$584	$303	$5,229	$2,901	$1,064	$1,481
Net realized gain (loss) on investments	13,304	3,822	(930)	(230)	(1,770)	2,654	(341)	(503)
Unrealized appreciation (depreciation)	28,470	55,238	1,287	1,770	4,436	7,988	1,320	2,473

Net increase (decrease) in net assets from operations	41,547	58,795	941	1,843	7,895	13,543	2,043	3,451

Contract Transactions:
Payments received from contract owners	1,326	1,174	26	35	815	1,806	140	47
Transfers between sub-accounts and the fixed account, net	(32,680)	12,902	(662)	(1,494)	(5,915)	(14,849)	(1,181)	(2,415)
Contract benefits	(14)	(20)	(678)	(630)	(51)	(26)	(1,409)	(1,045)
Contract terminations	(5,633)	(6,599)	(1,078)	(884)	(5,719)	(3,735)	(2,534)	(2,659)
Contract maintenance charges	—	—	(4)	(4)	—	—	(4)	(5)
Other transfers (to) from FILI, net	(4)	(10)	5	(65)	(2)	(4)	(402)	(50)

Net increase (decrease) in net assets from contract transactions	(37,005)	7,447	(2,391)	(3,042)	(10,872)	(16,808)	(5,390)	(6,127)

Total increase (decrease) in net assets	4,542	66,242	(1,450)	(1,199)	(2,977)	(3,265)	(3,347)	(2,676)

Net Assets:
Beginning of period	208,393	142,151	19,614	20,813	137,467	140,732	41,398	44,074

End of period	$212,935	$208,393	$18,164	$19,614	$134,490	$137,467	$38,051	$41,398

(A) Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

42	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Strategic Income Investor Class		VIP – International Capital Appreciation Initial Class		VIP – International Capital Appreciation Investor Class		VIP – Value Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$25,436	$30,127	$(1)	$(65)	$1,654	$403	$114	$106
Net realized gain (loss) on investments	(116)	(6,700)	783	203	11,404	4,614	3,428	1,438
Unrealized appreciation (depreciation)	15,753	39,885	421	3,441	11,681	61,815	(732)	2,928

Net increase (decrease) in net assets from operations	41,073	63,312	1,203	3,579	24,739	66,832	2,810	4,472

Contract Transactions:
Payments received from contract owners	7,888	3,514	9	8	1,872	1,655	10	33
Transfers between sub-accounts and the fixed account, net	(9,073)	(41,932)	374	1,373	(5,611)	669	(1,811)	(3,613)
Contract benefits	(78)	(162)	(370)	(369)	(8)	(185)	(580)	(431)
Contract terminations	(34,441)	(40,169)	(573)	(509)	(11,634)	(9,880)	(1,144)	(1,133)
Contract maintenance charges	—	—	(1)	(1)	—	—	(2)	(3)
Other transfers (to) from FILI, net	(7)	3	(132)	(7)	(1)	(14)	(1)	(113)

Net increase (decrease) in net assets from contract transactions	(35,711)	(78,746)	(693)	495	(15,382)	(7,755)	(3,528)	(5,260)

Total increase (decrease) in net assets	5,362	(15,434)	510	4,074	9,357	59,077	(718)	(788)

Net Assets:
Beginning of period	728,394	743,828	17,533	13,459	308,473	249,396	27,165	27,953

End of period	$733,756	$728,394	$18,043	$17,533	$317,830	$308,473	$26,447	$27,165

(In thousands)	Subaccounts Investing In:

	VIP – Value Investor Class		VIP – Freedom Income Initial Class (C)		VIP – Freedom Income Investor Class (C)		VIP – Freedom 2005 Initial Class (C)

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$2,862	$2,537	$330	$313	$2,476	$2,670	$37	$196
Net realized gain (loss) on investments	37,229	12,950	36	(38)	(71)	(1,034)	(487)	(152)
Unrealized appreciation (depreciation)	(9,402)	29,537	26	315	246	3,075	519	353

Net increase (decrease) in net assets from operations	30,689	45,024	392	590	2,651	4,711	69	397

Contract Transactions:
Payments received from contract owners	1,733	1,606	3	19	292	102	—	—
Transfers between sub-accounts and the fixed account, net	(14,024)	(28,777)	4,114	104	11,051	(9,598)	(4,518)	(1,085)
Contract benefits	(17)	(192)	(683)	(256)	(1)	(16)	—	(99)
Contract terminations	(9,556)	(10,110)	(1,030)	(376)	(2,879)	(4,495)	(595)	(863)
Contract maintenance charges	—	—	(1)	(1)	—	—	—	(1)
Other transfers (to) from FILI, net	(5)	(19)	59	(150)	2	1	1	—

Net increase (decrease) in net assets from contract transactions	(21,869)	(37,492)	2,462	(660)	8,465	(14,006)	(5,112)	(2,048)

Total increase (decrease) in net assets	8,820	7,532	2,854	(70)	11,116	(9,295)	(5,043)	(1,651)

Net Assets:
Beginning of period	269,050	261,518	8,913	8,983	60,543	69,838	5,043	6,694

End of period	$277,870	$269,050	$11,767	$8,913	$71,659	$60,543	$—	$5,043

(C) Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2005 Investor Class (C)		VIP – Freedom 2010 Initial Class		VIP – Investor Freedom 2010 Investor Class		VIP – Freedom 2015 Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$174	$721	$153	$215	$1,649	$1,991	$344	$419
Net realized gain (loss) on investments	(2,355)	(504)	(108)	400	167	(338)	408	55
Unrealized appreciation (depreciation)	2,489	1,118	224	(4)	720	3,085	62	986

Net increase (decrease) in net assets from operations	308	1,335	269	611	2,536	4,738	814	1,460

Contract Transactions:
Payments received from contract owners	104	10	1	1	116	159	—	—
Transfers between sub-accounts and the fixed account, net	(16,683)	(1,507)	(796)	(1,625)	(4,899)	(5,944)	(810)	(1,920)
Contract benefits	—	(16)	(165)	(136)	(41)	(159)	(184)	(163)
Contract terminations	(329)	(2,908)	(588)	(290)	(1,693)	(4,335)	(547)	(621)
Contract maintenance charges	—	—	(1)	(1)	—	—	(2)	(2)
Other transfers (to) from FILI, net	—	1	—	1	—	15	(57)	5

Net increase (decrease) in net assets from contract transactions	(16,908)	(4,420)	(1,549)	(2,050)	(6,517)	(10,264)	(1,600)	(2,701)

Total increase (decrease) in net assets	(16,600)	(3,085)	(1,280)	(1,439)	(3,981)	(5,526)	(786)	(1,241)

Net Assets:
Beginning of period	16,600	19,685	6,611	8,050	52,195	57,721	14,707	15,948

End of period	$—	$16,600	$5,331	$6,611	$48,214	$52,195	$13,921	$14,707

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020 Initial Class		VIP – Investor Freedom 2020 Investor Class		VIP – Freedom 2025 Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$2,405	$2,777	$296	$402	$4,284	$5,137	$310	$376
Net realized gain (loss) on investments	623	(619)	356	(17)	3,193	(377)	382	150
Unrealized appreciation (depreciation)	1,865	6,401	434	1,470	4,703	15,100	765	1,680

Net increase (decrease) in net assets from operations	4,893	8,559	1,086	1,855	12,180	19,860	1,457	2,206

Contract Transactions:
Payments received from contract owners	805	292	10	38	971	1,333	60	104
Transfers between sub-accounts and the fixed account, net	(3,986)	(6,360)	(1,909)	(1,164)	(19,785)	(10,060)	(713)	(1,437)
Contract benefits	(12)	(17)	(766)	(302)	(30)	(190)	(249)	(24)
Contract terminations	(3,234)	(10,554)	(1,035)	(736)	(10,337)	(11,576)	(1,590)	(736)
Contract maintenance charges	—	—	(2)	(2)	—	—	(4)	(4)
Other transfers (to) from FILI, net	(2)	—	3	2	(2)	2	—	3

Net increase (decrease) in net assets from contract transactions	(6,429)	(16,639)	(3,699)	(2,164)	(29,183)	(20,491)	(2,496)	(2,094)

Total increase (decrease) in net assets	(1,536)	(8,080)	(2,613)	(309)	(17,003)	(631)	(1,039)	112

Net Assets:
Beginning of period	81,572	89,652	16,808	17,117	173,673	174,304	18,984	18,872

End of period	$80,036	$81,572	$14,195	$16,808	$156,670	$173,673	$17,945	$18,984

(C) Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

44	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets – continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030 Initial Class		VIP – Investor Freedom 2030 Investor Class		VIP – Freedom 2035 Initial Class (B)

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$4,452	$5,470	$343	$349	$6,826	$7,209	$11	$—
Net realized gain (loss) on investments	5,614	1,241	383	277	9,030	3,679	7	—
Unrealized appreciation (depreciation)	6,225	19,832	1,082	2,129	14,319	32,766	12	—

Net increase (decrease) in net assets from operations	16,291	26,543	1,808	2,755	30,175	43,654	30	—

Contract Transactions:
Payments received from contract owners	1,226	1,836	52	32	5,409	4,644	—	—
Transfers between sub-accounts and the fixed account, net	(22,380)	(17,450)	689	(940)	(14,393)	(18,588)	766	83
Contract benefits	(141)	(168)	(61)	(47)	—	(20)	—	—
Contract terminations	(14,871)	(18,130)	(712)	(1,260)	(15,917)	(19,896)	—	—
Contract maintenance charges	—	—	(6)	(6)	—	—	—	—
Other transfers (to) from FILI, net	(3)	2	3	1	(5)	19	8	(8)

Net increase (decrease) in net assets from contract transactions	(36,169)	(33,910)	(35)	(2,220)	(24,906)	(33,841)	774	75

Total increase (decrease) in net assets	(19,878)	(7,367)	1,773	535	5,269	9,813	804	75

Net Assets:
Beginning of period	208,582	215,949	21,683	21,148	329,296	319,483	75	—

End of period	$188,704	$208,582	$23,456	$21,683	$334,565	$329,296	$879	$75

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2035 Investor Class (B)		VIP – Freedom 2040 Initial Class (B)		VIP – Investor Freedom 2040 Investor Class (B)		VIP – Freedom 2045 Initial Class (B)

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$308	$72	$3	$1	$127	$64	$—	$—
Net realized gain (loss) on investments	544	16	9	—	317	1	4	—
Unrealized appreciation (depreciation)	(34)	229	22	4	299	299	—	—

Net increase (decrease) in net assets from operations	818	317	34	5	743	364	4	—

Contract Transactions:
Payments received from contract owners	915	1,066	32	44	1,250	223	—	—
Transfers between sub-accounts and the fixed account, net	12,719	3,649	328	26	4,175	4,875	(4)	2
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(15)	—	—	—	(251)	(3)	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from FILI, net	—	—	(8)	8	1	—	—	—

Net increase (decrease) in net assets from contract transactions	13,619	4,715	352	78	5,175	5,095	(4)	2

Total increase (decrease) in net assets	14,437	5,032	386	83	5,918	5,459	—	2

Net Assets:
Beginning of period	5,032	—	83	—	5,459	—	2	—

End of period	$19,469	$5,032	$469	$83	$11,377	$5,459	$2	$2

(B) New Fund (Note 1)

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2045 Investor Class (B)		VIP – Freedom 2050 Initial Class (B)		VIP – Investor Freedom 2050 Investor Class (B)		VIP – Freedom Lifetime Income I

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$35	$17	$1	$—	$56	$16	$247	$293
Net realized gain (loss) on investments	151	4	8	(1)	275	1	(9)	(57)
Unrealized appreciation (depreciation)	90	80	(2)	1	(21)	96	43	322

Net increase (decrease) in net assets from operations	276	101	7	—	310	113	281	558

Contract Transactions:
Payments received from contract owners	80	6	—	—	186	133	—	—
Transfers between sub-accounts and the fixed account, net	1,462	1,512	35	16	3,537	1,526	—	(130)
Contract benefits	—	—	—	—	—	—	(679)	(725)
Contract terminations	(3)	—	(13)	(2)	—	—	—	(18)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from FILI, net	(1)	(1)	(1)	1	(2)	—	(5)	(16)

Net increase (decrease) in net assets from contract transactions	1,538	1,517	21	15	3,721	1,659	(684)	(889)

Total increase (decrease) in net assets	1,814	1,618	28	15	4,031	1,772	(403)	(331)

Net Assets:
Beginning of period	1,618	—	15	—	1,772	—	7,882	8,213

End of period	$3,432	$1,618	$43	$15	$5,803	$1,772	$7,479	$7,882

(In thousands)	Subaccounts Investing In:

	VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap Initial Class		VIP – Disciplined Small Cap Investor Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$705	$807	$569	$632	$72	$47	$2,888	$2,095
Net realized gain (loss) on investments	126	(45)	522	80	620	(116)	8,894	(1,179)
Unrealized appreciation (depreciation)	397	1,442	760	2,240	2,623	3,652	34,755	46,626

Net increase (decrease) in net assets from operations	1,228	2,204	1,851	2,952	3,315	3,583	46,537	47,542

Contract Transactions:
Payments received from contract owners	—	—	—	—	82	16	4,679	875
Transfers between sub-accounts and the fixed account, net	—	—	50	—	2,680	558	24,381	8,189
Contract benefits	(2,232)	(1,907)	(1,863)	(1,814)	(371)	(467)	(92)	(174)
Contract terminations	—	—	(54)	(362)	(1,095)	(624)	(10,965)	(10,269)
Contract maintenance charges	—	—	—	—	(3)	(3)	—	—
Other transfers (to) from FILI, net	1	(246)	178	(32)	28	(31)	(11)	5

Net increase (decrease) in net assets from contract transactions	(2,231)	(2,153)	(1,689)	(2,208)	1,321	(551)	17,992	(1,374)

Total increase (decrease) in net assets	(1,003)	51	162	744	4,636	3,032	64,529	46,168

Net Assets:
Beginning of period	25,475	25,424	26,374	25,630	22,203	19,171	289,071	242,903

End of period	$24,472	$25,475	$26,536	$26,374	$26,839	$22,203	$353,600	$289,071

(B) New Fund (Note 1)

See accompanying notes which are an integral part of the financial statements.

46	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – FundsManager 20% Investor Class		VIP – FundsManager 30% Investor Class(B)		VIP – FundsManager 40% Investor Class(B)		VIP – FundsManager 50% Investor Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$20,714	$23,414	$325	$101	$515	$158	$35,780	$37,089
Net realized gain (loss) on investments	(2,749)	(7,331)	172	(9)	304	22	8,617	(4,408)
Unrealized appreciation (depreciation)	15,417	36,795	16	174	204	390	88,872	162,504

Net increase (decrease) in net assets from operations	33,382	52,878	513	266	1,023	570	133,269	195,185

Contract Transactions:
Payments received from contract owners	3,954	3,425	149	50	311	85	12,168	12,588
Transfers between sub-accounts and the fixed account, net	(45,648)	(54,824)	8,292	4,867	10,489	11,353	(52,138)	(50,370)
Contract benefits	(2,427)	(3,391)	—	—	—	—	(13,520)	(14,032)
Contract terminations	(50,941)	(61,303)	(906)	(3)	(978)	(75)	(85,220)	(90,449)
Contract maintenance charges	(5)	(6)	—	—	—	—	(7)	(8)
Other transfers (to) from FILI, net	72	(146)	—	—	(1)	—	(752)	311

Net increase (decrease) in net assets from contract transactions	(94,995)	(116,245)	7,535	4,914	9,821	11,363	(139,469)	(141,960)

Total increase (decrease) in net assets	(61,613)	(63,367)	8,048	5,180	10,844	11,933	(6,200)	53,225

Net Assets:
Beginning of period	676,000	739,367	5,180	—	11,933	—	1,670,105	1,616,880

End of period	$614,387	$676,000	$13,228	$5,180	$22,777	$11,933	$1,663,905	$1,670,105

(In thousands)	Subaccounts Investing In:

	VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class		VIP – FundsManager 85% Investor Class		VIP – Consumer Staples Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$32,174	$35,067	$31,245	$31,382	$9,151	$8,685	$200	$191
Net realized gain (loss) on investments	8,113	(4,397)	21,881	3,001	7,915	1,400	473	475
Unrealized appreciation (depreciation)	133,928	215,198	142,260	217,764	68,316	91,066	54	(286)

Net increase (decrease) in net assets from operations	174,215	245,868	195,386	252,147	85,382	101,151	727	380

Contract Transactions:
Payments received from contract owners	19,826	12,821	27,491	19,182	12,275	8,190	1	10
Transfers between sub-accounts and the fixed account, net	(23,814)	1,050	71,804	26,370	70,115	25,453	(2,244)	(3,748)
Contract benefits	(12,181)	(12,581)	(6,700)	(6,380)	(2,931)	(3,275)	(378)	(762)
Contract terminations	(128,952)	(130,637)	(90,542)	(94,794)	(24,309)	(26,450)	(802)	(864)
Contract maintenance charges	(5)	(5)	(6)	(6)	(4)	(4)	(3)	(4)
Other transfers (to) from FILI, net	(257)	70	(477)	(158)	183	(440)	31	(79)

Net increase (decrease) in net assets from contract transactions	(145,383)	(129,282)	1,570	(55,786)	55,329	3,474	(3,395)	(5,447)

Total increase (decrease) in net assets	28,832	116,586	196,956	196,361	140,711	104,625	(2,668)	(5,067)

Net Assets:
Beginning of period	1,990,284	1,873,698	1,850,315	1,653,954	682,277	577,652	16,607	21,674

End of period	$2,019,116	$1,990,284	$2,047,271	$1,850,315	$822,988	$682,277	$13,939	$16,607

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Consumer Staples Investor Class		VIP – Materials Initial Class		VIP – Materials Investor Class		VIP – Communication Services Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$4,013	$3,853	$29	$56	$539	$740	$(178)	$(114)
Net realized gain (loss) on investments	7,235	5,297	98	(28)	534	(448)	2,858	348
Unrealized appreciation (depreciation)	(373)	(3,104)	(269)	692	(2,261)	4,158	3,317	5,122

Net increase (decrease) in net assets from operations	10,875	6,046	(142)	720	(1,188)	4,450	5,997	5,356

Contract Transactions:
Payments received from contract owners	806	1,179	25	3	210	198	16	81
Transfers between sub-accounts and the fixed account, net	(27,673)	(25,098)	(1,277)	(2,320)	(11,398)	(13,862)	(2,833)	8,032
Contract benefits	(10)	(240)	(151)	(267)	(11)	(23)	(638)	(334)
Contract terminations	(7,073)	(7,412)	(2,100)	(545)	(1,413)	(2,205)	(697)	(425)
Contract maintenance charges	—	—	(4)	(4)	—	—	(3)	(2)
Other transfers (to) from FILI, net	(2)	4	(39)	13	1	(1)	130	76

Net increase (decrease) in net assets from contract transactions	(33,952)	(31,567)	(3,546)	(3,120)	(12,611)	(15,893)	(4,025)	7,428

Total increase (decrease) in net assets	(23,077)	(25,521)	(3,688)	(2,400)	(13,799)	(11,443)	1,972	12,784

Net Assets:
Beginning of period	219,135	244,656	11,043	13,443	63,306	74,749	19,833	7,049

End of period	$196,058	$219,135	$7,355	$11,043	$49,507	$63,306	$21,805	$19,833

(In thousands)	Subaccounts Investing In:

	VIP – Communication Services Investor Class		VIP – Emerging Markets Initial Class		VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$(281)	$(183)	$49	$112	$1,316	$2,122	$886	$736
Net realized gain (loss) on investments	21,678	3,505	(84)	(276)	(1,065)	(1,099)	145	56
Unrealized appreciation (depreciation)	28,705	42,957	754	750	9,259	7,952	—	274

Net increase (decrease) in net assets from operations	50,102	46,279	719	586	9,510	8,975	1,031	1,066

Contract Transactions:
Payments received from contract owners	897	795	4	5	820	666	175	37
Transfers between sub-accounts and the fixed account, net	(9,588)	54,202	(551)	(551)	(2,920)	(5,789)	154	5,221
Contract benefits	(2)	(98)	(138)	(98)	(4)	(42)	(162)	(162)
Contract terminations	(4,626)	(3,523)	(303)	(186)	(4,355)	(3,580)	(1,207)	(336)
Contract maintenance charges	—	—	(1)	(1)	—	—	(2)	(2)
Other transfers (to) from FILI, net	5	—	(121)	15	(2)	4	2	(3)

Net increase (decrease) in net assets from contract transactions	(13,314)	51,376	(1,110)	(816)	(6,461)	(8,741)	(1,040)	4,755

Total increase (decrease) in net assets	36,788	97,655	(391)	(230)	3,049	234	(9)	5,821

Net Assets:
Beginning of period	159,040	61,385	8,501	8,731	107,606	107,372	14,164	8,343

End of period	$195,828	$159,040	$8,110	$8,501	$110,655	$107,606	$14,155	$14,164

See accompanying notes which are an integral part of the financial statements.

48	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Floating Rate High Income Investor Class		VIP – Bond Index Initial Class		VIP – Total Market Index Initial Class		VIP – Extended Market Index Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$20,688	$16,593	$13,349	$9,260	$8,772	$4,901	$1,678	$1,834
Net realized gain (loss) on investments	1,513	615	1,160	424	35,258	14,583	3,880	261
Unrealized appreciation (depreciation)	(151)	8,277	(10,441)	10,577	110,435	104,779	9,415	16,782

Net increase (decrease) in net assets from operations	22,050	25,485	4,068	20,261	154,465	124,263	14,973	18,877

Contract Transactions:
Payments received from contract owners	11,496	3,692	7,185	3,902	9,738	6,954	1,504	1,343
Transfers between sub-accounts and the fixed account, net	28,143	30,506	78,289	64,491	77,167	68,302	1,126	(4,036)
Contract benefits	(112)	(99)	(268)	(326)	(969)	(492)	(68)	(59)
Contract terminations	(11,305)	(10,238)	(24,968)	(17,719)	(25,244)	(17,467)	(5,461)	(3,034)
Contract maintenance charges	—	—	(3)	(3)	(4)	(4)	(1)	(1)
Other transfers (to) from FILI, net	(1)	—	14	26	34	125	10	8

Net increase (decrease) in net assets from contract transactions	28,221	23,861	60,249	50,371	60,722	57,418	(2,890)	(5,779)

Total increase (decrease) in net assets	50,271	49,346	64,317	70,632	215,187	181,681	12,083	13,098

Net Assets:
Beginning of period	257,606	208,260	435,525	364,893	635,376	453,695	131,763	118,665

End of period	$307,877	$257,606	$499,842	$435,525	$850,563	$635,376	$143,846	$131,763

(In thousands)	Subaccounts Investing In:

	VIP – International Index Initial Class		VIF – Emerging Markets Equity Class I		VIF – Emerging Markets Debt Class I		VIF – Global Strategist – Class II

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$8,564	$7,027	$363	$459	$6,776	$5,659	$(82)	$290
Net realized gain (loss) on investments	4,889	2,037	(3,732)	(116)	(1,938)	(1,180)	(471)	193
Unrealized appreciation (depreciation)	505	28,386	6,056	3,775	2,195	2,577	2,145	2,304

Net increase (decrease) in net assets from operations	13,958	37,450	2,687	4,118	7,033	7,056	1,592	2,787

Contract Transactions:
Payments received from contract owners	2,321	2,842	164	139	221	185	105	68
Transfers between sub-accounts and the fixed account, net	20,032	25,710	(1,421)	(3,443)	(4,468)	(2,957)	1,047	(949)
Contract benefits	(362)	(608)	(538)	(272)	(104)	(198)	(305)	(228)
Contract terminations	(10,209)	(6,936)	(2,101)	(1,115)	(3,504)	(2,782)	(1,086)	(518)
Contract maintenance charges	(1)	(1)	(3)	(3)	(1)	(1)	(1)	(1)
Other transfers (to) from FILI, net	9	42	(54)	(36)	(55)	6	(6)	(3)

Net increase (decrease) in net assets from contract transactions	11,790	21,049	(3,953)	(4,730)	(7,911)	(5,747)	(246)	(1,631)

Total increase (decrease) in net assets	25,748	58,499	(1,266)	(612)	(878)	1,309	1,346	1,156

Net Assets:
Beginning of period	283,477	224,978	38,247	38,859	67,852	66,543	22,477	21,321

End of period	$309,225	$283,477	$36,981	$38,247	$66,974	$67,852	$23,823	$22,477

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	Invesco – V.I. Global Core Equity Series I		Allspring – VT Discovery SMID Cap Growth Class 2 (A)		Allspring – VT Opportunity Class 2		Lazard – Retirement Emerging Markets Portfolio – Investor

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$211	$44	$(192)	$(184)	$(172)	$(164)	$2,217	$3,051
Net realized gain (loss) on investments	1,005	303	528	150	2,528	1,794	(1,077)	43
Unrealized appreciation (depreciation)	2,755	4,004	3,340	3,946	538	2,939	3,769	9,405

Net increase (decrease) in net assets from operations	3,971	4,351	3,676	3,912	2,894	4,569	4,909	12,499

Contract Transactions:
Payments received from contract owners	91	54	—	—	—	—	103	130
Transfers between sub-accounts and the fixed account, net	7,183	30	(604)	(1,783)	(498)	(421)	(4,591)	(2,529)
Contract benefits	(399)	(193)	(440)	(578)	(786)	(340)	(70)	(369)
Contract terminations	(1,801)	(711)	(1,290)	(797)	(1,093)	(595)	(3,906)	(1,619)
Contract maintenance charges	(1)	(1)	(5)	(5)	(2)	(2)	(1)	(1)
Other transfers (to) from FILI, net	(7)	21	(65)	(14)	(16)	(4)	(3)	(23)

Net increase (decrease) in net assets from contract transactions	5,066	(800)	(2,404)	(3,177)	(2,395)	(1,362)	(8,468)	(4,411)

Total increase (decrease) in net assets	9,037	3,551	1,272	735	499	3,207	(3,559)	8,088

Net Assets:
Beginning of period	24,372	20,821	22,282	21,547	21,653	18,446	65,755	57,667

End of period	$33,409	$24,372	$23,554	$22,282	$22,152	$21,653	$62,196	$65,755

(In thousands)	Subaccounts Investing In:

	PVIT – Commodity Real Return – Strategy Portfolio – Administrative		PVIT – Low Duration Portfolio – Administrative		PVIT – Real Return Portfolio – Administrative		PVIT – Total Return Portfolio – Administrative

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$493	$7,885	$10,047	$9,840	$3,525	$4,720	$13,849	$12,526
Net realized gain (loss) on investments	(7,381)	(12,953)	(2,214)	(4,465)	(4,594)	(5,321)	(4,231)	(6,207)
Unrealized appreciation (depreciation)	7,901	317	3,258	7,841	3,876	6,299	(1,541)	14,061

Net increase (decrease) in net assets from operations	1,013	(4,751)	11,091	13,216	2,807	5,698	8,077	20,380

Contract Transactions:
Payments received from contract owners	58	108	1,380	793	455	389	2,389	1,947
Transfers between sub-accounts and the fixed account, net	(8,687)	(35,550)	(11,454)	(30,462)	(14,666)	(16,188)	(7,402)	(10,496)
Contract benefits	(48)	(127)	(7,216)	(317)	(180)	(348)	(167)	(279)
Contract terminations	(2,041)	(3,197)	(14,884)	(23,115)	(8,532)	(14,203)	(20,108)	(27,137)
Contract maintenance charges	—	—	(1)	(2)	(1)	(1)	(1)	(2)
Other transfers (to) from FILI, net	2	(110)	(10)	(24)	32	24	(21)	(34)

Net increase (decrease) in net assets from contract transactions	(10,716)	(38,876)	(32,185)	(53,127)	(22,892)	(30,327)	(25,310)	(36,001)

Total increase (decrease) in net assets	(9,703)	(43,627)	(21,094)	(39,911)	(20,085)	(24,629)	(17,233)	(15,621)

Net Assets:
Beginning of period	31,472	75,099	272,381	312,292	158,088	182,717	370,500	386,121

End of period	$21,769	$31,472	$251,287	$272,381	$138,003	$158,088	$353,267	$370,500

(A) Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

50	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	Blackrock – Global Allocation V.I. Fund – Class I		FTVIP – Templeton Global Bond Fund – Class 2		FTVIP – Franklin US Government Securities Fund – Class 2

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$1,503	$2,685	$(76)	$(88)	$1,283	$1,198
Net realized gain (loss) on investments	9,273	(2,114)	(1,884)	(2,364)	(627)	(799)
Unrealized appreciation (depreciation)	1,948	16,720	(2,777)	3,430	(270)	1,525

Net increase (decrease) in net assets from operations	12,724	17,291	(4,737)	978	386	1,924

Contract Transactions:
Payments received from contract owners	258	655	144	108	224	113
Transfers between sub-accounts and the fixed account, net	(7,446)	(11,497)	(1,159)	(1,883)	858	2,618
Contract benefits	(131)	(78)	(20)	(97)	(48)	(599)
Contract terminations	(6,847)	(5,907)	(1,240)	(2,105)	(3,119)	(4,050)
Contract maintenance charges	(1)	(1)	(1)	(1)	—	(1)
Other transfers (to) from FILI, net	14	7	(3)	4	4	7

Net increase (decrease) in net assets from contract transactions	(14,153)	(16,821)	(2,279)	(3,974)	(2,081)	(1,912)

Total increase (decrease) in net assets	(1,429)	470	(7,016)	(2,996)	(1,695)	12

Net Assets:
Beginning of period	149,434	148,964	42,586	45,582	49,715	49,703

End of period	$148,005	$149,434	$35,570	$42,586	$48,020	$49,715

See accompanying notes which are an integral part of the financial statements.

51	Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the “Account”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (“FILI”) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. FILI is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement Annuity, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds (“Underlying Funds”) that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) (“VIP - Initial Class”)

Fidelity Variable Insurance Product Funds (Investor Class) (“VIP - Investor Class”)

Morgan Stanley Variable Insurance Funds, Inc. (Class I) (“VIF”)

Morgan Stanley Variable Insurance Funds, Inc. (Class II) (“VIF”) (“VIF - Class II”)

Allspring Variable Trust Funds (Class 2) (“Allspring”)

Lazard Retirement Series, Inc. (Investor Class) (“Lazard”)

PIMCO Variable Insurance Trust Funds (Administrative Class) (“PVIT”)

Invesco Advisers, Inc. (Series I) (“Invesco”)

Franklin Templeton Variable Insurance Products Trust Funds (Class 2) (“FTVIP”)

Blackrock Variable Series Funds (Class I) (“Blackrock”)

(A) During 2023, the following underlying funds were renamed:

Old Name	New Name

Allspring VT Discovery Fund	Allspring - VT Discovery SMID Cap Growth Class 2

VIP Financial Services Initial Class	VIP - Financials Initial Class

VIP Financial Services Investor Class	VIP - Financials Investor Class

(B) During 2023, the following underlying funds were added and commenced operations effective May 1, 2023:

VIP - Freedom 2035 Initial Class	VIP - Investor Freedom 2035 Investor Class

VIP - Freedom 2040 Initial Class	VIP - Investor Freedom 2040 Investor Class

VIP - Freedom 2045 Initial Class	VIP - Investor Freedom 2045 Investor Class

VIP - Freedom 2050 Initial Class	VIP - Investor Freedom 2050 Investor Class

VIP - FundsManager 30% Investor Class	VIP - FundsManager 40% Investor Class

(C) The VIP Freedom 2005 Initial Class and VIP Freedom Income Initial Class funds approved a Plan of Reorganization Agreement to transfer all the net assets of the VIP Freedom 2005 Initial Class fund in exchange for shares of the VIP Freedom Income Initial Class fund effective June 7, 2024. The VIP Investor Freedom 2005 Investor Class and VIP Investor Freedom Income Investor Class funds approved a Plan of Reorganization Agreement to transfer all the net assets of the VIP Investor Freedom 2005 Investor Class fund in exchange for shares of the VIP Investor Freedom Income Investor Class fund effective June 7, 2024.

As of December 31, 2024, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $67,598,000 and 967,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“the Codification”) as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

52	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from FILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“the Code”).

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance’s three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

53	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Fair Value Measurements - continued

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2024 or 2023. The Account had no Level 3 activity during 2024 or 2023.

Operating Segments

The Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) which is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.

Adoption of the new standard impacted financial statement disclosures only and did not affect the Account and its subaccounts’ financial position or the results of its operations. Since its commencement, the Account operates as a funding vehicle for variable life contracts. The Account’s products constitute a single operating segment and therefore, a single reportable segment. The Account is comprised of subaccounts which invest in corresponding Funds. The Account is structured with the sole purpose to record and report the invested funds and activities and performance chosen by variable annuity contract holders. Investment performance of funds may vary based on the underlying fund’s investment objectives as specified in the fund prospectuses.

The chief operating decision maker (“CODM”) is represented by FILI’s management which includes the Head of Operations and Business Development. The CODM oversees the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. Detailed financial information for the Account and underlying subaccounts are disclosed within these financial statements. The Account generates revenues from investment income on the invested funds and expenses from product charges for mortality and expense risk and administrative and other charges which are reported separately on the Statements of Operations. The measure of segment profit or loss is reported on the Statements of Operations as “Net increase (decrease) in net assets from operations” and the measure of segment assets is reported as “Total net assets” on the Statements of Assets and Liabilities. The accounting policies of the Accounts are consistent with those described in the Notes to the Financial Statements.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

54	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2024 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05%-0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The contracts are distributed through Fidelity Brokerage Services LLC (“FBS”), Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc. (“FIIS”), all of which are subsidiaries of FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund’s average net assets, for the year ended December 31, 2024 were .045% to .920% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2024:

	Purchases (000s)	Sales (000s)

VIP - Government Money Market Initial Class	$65,136	$73,304

VIP - Government Money Market Investor Class	1,000,042	666,176

VIP - High Income Initial Class	5,482	10,663

VIP - High Income Investor Class	52,907	46,559

VIP - Equity Income Initial Class	31,477	46,548

VIP - Equity Income Investor Class	120,778	73,766

VIP - Growth Initial Class	174,343	83,511

VIP - Growth Investor Class	472,172	147,484

VIP - Overseas Initial Class	4,225	9,537

VIP - Overseas Investor Class	32,016	40,364

VIP - Investment Grade Bond Initial Class	10,454	20,786

VIP - Investment Grade Bond Investor Class	127,654	85,554

VIP - Asset Manager Initial Class	5,764	19,930

VIP - Asset Manager Investor Class	19,797	37,213

VIP - Index 500 Initial Class	693,887	543,321

VIP - Asset Manager Growth Initial Class	2,647	7,288

VIP - Asset Manager Growth Investor Class	22,983	20,237

VIP - Contrafund Initial Class	156,284	133,554

VIP - Contrafund Investor Class	652,249	261,486

VIP - Balanced Initial Class	19,187	22,360

VIP - Balanced Investor Class	419,518	390,582

VIP - Dynamic Capital Appreciation Initial Class	2,641	3,825

VIP - Dynamic Capital Appreciation Investor Class	38,894	32,759

VIP - Growth & Income Initial Class	12,257	17,045

55	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)

VIP - Growth & Income Investor Class	$87,583	$57,161

VIP - Growth Opportunities Initial Class	10,338	28,029

VIP - Growth Opportunities Investor Class	125,939	160,279

VIP - Mid Cap Initial Class	37,208	39,993

VIP - Mid Cap Investor Class	151,928	75,501

VIP - Value Strategies Initial Class	8,875	7,353

VIP - Value Strategies Investor Class	51,509	51,071

VIP - Utilities Initial Class	8,234	5,841

VIP - Utilities Investor Class	108,366	46,743

VIP - Technology Initial Class	31,035	55,607

VIP - Technology Investor Class	385,745	286,936

VIP - Energy Initial Class	6,625	16,921

VIP - Energy Investor Class	38,597	97,241

VIP - Health Care Initial Class	4,045	21,221

VIP - Heath Care Investor Class	32,427	151,983

VIP - Financials Initial Class	9,701	5,437

VIP - Financials Investor Class	72,971	37,256

VIP - Industrials Initial Class	6,890	4,871

VIP - Industrials Investor Class	65,318	38,853

VIP - Consumer Discretionary Initial Class	1,083	6,291

VIP - Consumer Discretionary Investor Class	23,193	59,856

VIP - Real Estate Initial Class	1,805	3,606

VIP - Real Estate Investor Class	23,472	29,115

VIP - Strategic Income Initial Class	2,676	6,941

VIP - Strategic Income Investor Class	84,343	94,617

VIP - International Capital Appreciation Initial Class	3,057	3,747

VIP - International Capital Appreciation Investor Class	30,630	44,359

VIP - Value Initial Class	4,897	5,644

VIP - Value Investor Class	69,883	61,309

VIP - Freedom Income Initial Class (C)	4,973	2,171

VIP - Freedom Income Investor Class (C)	22,388	11,408

VIP - Freedom 2005 Initial Class (C)	53	5,129

VIP - Investor Freedom 2005 Investor Class (C)	564	17,298

VIP - Freedom 2010 Initial Class	447	1,838

VIP - Investor Freedom 2010 Investor Class	2,092	6,921

VIP - Freedom 2015 Initial Class	906	1,719

VIP - Investor Freedom 2015 Investor Class	6,951	10,664

VIP - Freedom 2020 Initial Class	897	3,846

VIP - Investor Freedom 2020 Investor Class	16,065	39,130

VIP - Freedom 2025 Initial Class	1,277	3,427

VIP - Investor Freedom 2025 Investor Class	14,331	44,591

VIP - Freedom 2030 Initial Class	2,670	2,312

VIP - Investor Freedom 2030 Investor Class	32,956	50,330

VIP - Freedom 2035 Initial Class	789	6

VIP - Investor Freedom 2035 Investor Class	16,658	2,580

VIP - Freedom 2040 Initial Class	409	41

VIP - Investor Freedom 2040 Investor Class	6,406	947

VIP - Freedom 2045 Initial Class	61	65

(C) Fund Merged (Note 1)

56	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)

VIP - Investor Freedom 2045 Investor Class	$2,256	$636

VIP - Freedom 2050 Initial Class	132	109

VIP - Investor Freedom 2050 Investor Class	5,280	1,441

VIP - Freedom Lifetime Income I	340	763

VIP - Freedom Lifetime Income II	1,086	2,558

VIP - Freedom Lifetime Income III	1,306	2,126

VIP - Disciplined Small Cap Initial Class	7,398	5,869

VIP - Disciplined Small Cap Investor Class	83,252	60,375

VIP - Funds Manager 20% Investor Class	39,918	114,174

VIP - FundsManager 30% Investor Class	9,428	1,537

VIP - FundsManager 40% Investor Class	12,393	1,976

VIP - Funds Manager 50% Investor Class	103,335	206,655

VIP - Funds Manager 60% Investor Class	149,542	262,679

VIP - Funds Manager 70% Investor Class	230,958	198,185

VIP - Funds Manager 85% Investor Class	135,416	70,903

VIP - Consumer Staples Initial Class	1,222	4,004

VIP - Consumer Staples Investor Class	23,387	47,856

VIP - Materials Initial Class	765	4,246

VIP - Materials Investor Class	10,830	22,703

VIP - Communication Services Initial Class	4,269	8,014

VIP - Communication Services Investor Class	50,230	60,026

VIP - Emerging Markets Initial Class	1,562	2,620

VIP - Emerging Markets Investor Class	21,191	26,336

VIP - Floating Rate High Income Initial Class	5,866	6,018

VIP - Floating Rate High Income Investor Class	105,089	56,181

VIP - Bond Index Initial Class	157,487	83,876

VIP - Total Market Index Initial Class	173,748	104,254

VIP - Extended Market Index Initial Class	33,818	35,031

VIP - International Index Initial Class	54,273	33,918

VIF - Emerging Markets Equity Class I	5,419	9,003

VIF - Emerging Markets Debt Class I	13,391	14,526

VIF - Global Strategist Class II	3,116	3,434

Invesco - V.I. Global Core Equity Series I	10,456	4,903

Allspring - VT Discovery SMID Cap Growth Class 2	69	2,660

Allspring - VT Opportunity Class 2	2,268	2,644

Lazard - Retirement Emerging Markets Portfolio – Investor	6,746	12,993

PVIT - Commodity Real Return – Strategy Portfolio – Administrative	3,735	13,957

PVIT - Low Duration Portfolio – Administrative	57,993	80,131

PVIT - Real Return Portfolio – Administrative	10,653	30,019

PVIT - Total Return Portfolio – Administrative	48,619	60,079

BlackRock - Global Allocation V.I. Fund – Class I	19,761	23,053

FTVIP - Templeton Global Bond Fund – Class 2	3,797	6,152

FTVIP - Franklin U.S. Government Securities Fund – Class 2	16,571	17,368

57	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2024:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - Government Money Market Initial Class	225,968	$225,968	$1.00

VIP - Government Money Market Investor Class	3,076,396	3,076,396	1.00

VIP - High Income Initial Class	10,421	129,152	4.72

VIP - High Income Investor Class	65,947	388,175	4.68

VIP - Equity Income Initial Class	14,393	370,349	26.59

VIP - Equity Income Investor Class	23,714	612,883	26.35

VIP - Growth Initial Class	8,158	669,907	96.94

VIP - Growth Investor Class	13,436	1,256,238	95.87

VIP - Overseas Initial Class	2,350	62,158	25.47

VIP - Overseas Investor Class	8,401	215,850	25.36

VIP - Investment Grade Bond Initial Class	9,418	128,736	10.98

VIP - Investment Grade Bond Investor Class	64,923	863,750	10.92

VIP - Asset Manager Initial Class	9,420	160,983	16.45

VIP - Asset Manager Investor Class	12,165	205,407	16.30

VIP - Index 500 Initial Class	11,493	3,941,119	569.52

VIP - Asset Manager Growth Initial Class	2,559	48,999	23.03

VIP - Asset Manager Growth Investor Class	6,104	129,458	22.84

VIP - Contrafund Initial Class	22,152	890,225	57.94

VIP - Contrafund Investor Class	49,292	2,229,940	57.35

VIP - Balanced Initial Class	7,859	159,106	24.61

VIP - Balanced Investor Class	165,914	3,348,646	24.30

VIP - Dynamic Capital Appreciation Initial Class	1,278	20,122	20.12

VIP - Dynamic Capital Appreciation Investor Class	10,687	176,533	20.04

VIP - Growth & Income Initial Class	4,511	102,184	30.55

VIP - Growth & Income Investor Class	13,687	356,723	30.35

VIP - Growth Opportunities Initial Class	2,565	163,720	83.00

VIP - Growth Opportunities Investor Class	14,796	991,552	81.98

VIP - Mid Cap Initial Class	7,022	260,324	37.56

VIP - Mid Cap Investor Class	18,131	693,573	37.15

VIP - Value Strategies Initial Class	2,739	44,860	15.51

VIP - Value Strategies Investor Class	12,067	200,215	15.33

VIP - Utilities Initial Class	1,258	27,624	24.17

VIP - Utilities Investor Class	10,360	231,406	23.95

VIP - Technology Initial Class	7,531	225,100	41.79

VIP - Technology Investor Class	52,284	1,540,444	40.88

VIP - Energy Initial Class	1,396	39,942	25.19

VIP - Energy Investor Class	7,455	200,085	25.13

VIP - Health Care Initial Class	2,280	77,592	36.03

VIP - Heath Care Investor Class	16,684	569,168	35.56

VIP - Financials Initial Class	1,631	27,567	18.87

VIP - Financials Investor Class	12,564	208,073	18.75

VIP - Industrials Initial Class	1,232	28,160	25.35

VIP - Industrials Investor Class	7,295	170,289	25.03

VIP - Consumer Discretionary Initial Class	459	15,753	41.52

VIP - Consumer Discretionary Investor Class	5,160	176,091	41.27

VIP - Real Estate Initial Class	1,028	25,449	17.67

VIP - Real Estate Investor Class	7,672	167,155	17.53

VIP - Strategic Income Initial Class	3,554	42,177	10.72

VIP - Strategic Income Investor Class	68,768	810,957	10.67

58	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - International Capital Appreciation Initial Class	792	$16,745	$22.77

VIP - International Capital Appreciation Investor Class	14,088	288,826	22.56

VIP - Value Initial Class	1,392	26,188	19.00

VIP - Value Investor Class	14,671	276,261	18.94

VIP - Freedom Income Initial Class (C)	1,066	12,452	11.03

VIP - Freedom Income Investor Class (C)	6,580	78,644	10.89

VIP - Freedom 2010 Initial Class	464	6,224	11.50

VIP - Investor Freedom 2010 Investor Class	4,011	52,514	12.02

VIP - Freedom 2015 Initial Class	1,213	15,980	11.48

VIP - Investor Freedom 2015 Investor Class	6,587	85,037	12.15

VIP - Freedom 2020 Initial Class	1,118	15,680	12.70

VIP - Investor Freedom 2020 Investor Class	12,221	163,251	12.82

VIP - Freedom 2025 Initial Class	1,121	17,796	16.01

VIP - Investor Freedom 2025 Investor Class	12,854	189,106	14.68

VIP - Freedom 2030 Initial Class	1,431	22,284	16.39

VIP - Investor Freedom 2030 Investor Class	21,910	322,563	15.27

VIP - Freedom 2035 Initial Class	31	866	27.90

VIP - Investor Freedom 2035 Investor Class	1,693	19,274	11.50

VIP - Freedom 2040 Initial Class	17	443	27.30

VIP - Investor Freedom 2040 Investor Class	959	10,779	11.86

VIP - Freedom 2045 Initial Class	—	2	27.81

VIP - Investor Freedom 2045 Investor Class	286	3,262	12.02

VIP - Freedom 2050 Initial Class	2	45	25.09

VIP - Investor Freedom 2050 Investor Class	482	5,728	12.04

VIP - Freedom Lifetime Income I Initial Class	726	8,166	10.28

VIP - Freedom Lifetime Income II Initial Class	2,060	25,326	11.87

VIP - Freedom Lifetime Income III Initial Class	2,011	25,600	13.19

VIP - Disciplined Small Cap Initial Class	1,429	26,757	18.77

VIP - Disciplined Small Cap Investor Class	18,960	338,777	18.65

VIP - Funds Manager 20% Investor Class	57,742	667,492	10.64

VIP - Funds Manager 30% Investor Class	1,247	13,038	10.61

VIP - Funds Manager 40% Investor Class	2,095	22,183	10.87

VIP - Funds Manager 50% Investor Class	138,223	1,734,732	12.04

VIP - Funds Manager 60% Investor Class	193,953	2,186,347	10.41

VIP - Funds Manager 70% Investor Class	154,274	1,986,702	13.27

VIP - Funds Manager 85% Investor Class	60,915	795,001	13.51

VIP - Consumer Staples Initial Class	714	14,334	19.52

VIP - Consumer Staples Investor Class	10,106	199,973	19.40

VIP - Materials Initial Class	445	8,092	16.53

VIP - Materials Investor Class	2,997	54,394	16.52

VIP - Communication Services Initial Class	929	17,469	23.49

VIP - Communication Services Investor Class	8,437	159,460	23.21

VIP - Emerging Markets Initial Class	706	10,190	11.48

VIP - Emerging Markets Investor Class	9,690	136,426	11.42

VIP - Floating Rate High Income Initial Class	1,427	14,426	9.92

VIP - Floating Rate High Income Investor Class	31,036	313,400	9.92

VIP - Bond Index Initial Class	52,560	564,420	9.51

VIP - Total Market Index Initial Class	40,349	661,457	21.08

VIP - Extended Market Index Initial Class	10,024	142,075	14.35

VIP - International Index Initial Class	28,553	307,268	10.83

VIF - Emerging Markets Equity Class I	2,695	59,742	13.73

(C) Fund Merged (Note 1)

59	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIF - Emerging Markets Debt Class I	12,200	$109,369	$5.49

VIF - Global Strategist Class II	2,587	33,254	9.21

Invesco - V.I. Global Core Equity Series I	3,018	32,749	11.07

Allspring - VT Discovery SMID Cap Growth Class 2	974	30,882	24.17

Allspring - VT Opportunity Class 2	825	22,870	26.86

Lazard - Retirement Emerging Markets Portfolio – Investor	2,908	73,452	21.39

PVIT - Commodity Real Return – Strategy Portfolio – Administrative	3,994	46,154	5.45

PVIT - Low Duration Portfolio – Administrative	26,067	278,936	9.64

PVIT - Real Return Portfolio – Administrative	11,990	175,099	11.51

PVIT - Total Return Portfolio – Administrative	39,078	451,250	9.04

BlackRock - Global Allocation V.I. Fund – Class I	9,047	164,000	16.36

FTVIP - Templeton Global Bond Fund – Class 2	3,126	61,432	11.38

FTVIP - Franklin U.S. Government Securities Fund – Class 2	4,717	60,432	10.18

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2024 and 2023 were as follows:

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Government Money Market Initial Class

Units Issued	4,924	6,593	41	151	—	—	—	—

Units Redeemed	(5,672)	(8,446)	(89)	(227)	—	—	—	—

Net Increase (Decrease)	(748)	(1,853)	(48)	(76)	—	—	—	—

VIP - Government Money Market Investor Class

Units Issued	—	—	—	—	274,964	241,589	—	15

Units Redeemed	—	—	—	—	(258,324)	(215,064)	(9)	(2)

Net Increase (Decrease)	—	—	—	—	16,640	26,525	(9)	13

VIP - High Income Initial Class

Units Issued	38	46	13	—	—	—	—	—

Units Redeemed	(134)	(121)	(37)	(28)	—	—	—	—

Net Increase (Decrease)	(96)	(75)	(24)	(28)	—	—	—	—

VIP - High Income Investor Class

Units Issued	—	—	—	—	2,533	3,678	—	—

Units Redeemed	—	—	—	—	(2,932)	(4,938)	—	—

Net Increase (Decrease)	—	—	—	—	(399)	(1,260)	—	—

VIP - Equity-Income Initial Class

Units Issued	32	32	2	3	—	—	—	—

Units Redeemed	(207)	(209)	(33)	(34)	—	—	—	—

Net Increase (Decrease)	(175)	(177)	(31)	(31)	—	—	—	—

VIP - Equity-Income Investor Class

Units Issued	—	—	—	—	2,802	2,581	—	—

Units Redeemed	—	—	—	—	(2,875)	(2,874)	—	—

Net Increase (Decrease)	—	—	—	—	(73)	(293)	—	—

60	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Growth Initial Class

Units Issued	49	52	4	6	—	—	—	—

Units Redeemed	(199)	(167)	(20)	(22)	—	—	—	—

Net Increase (Decrease)	(150)	(115)	(16)	(16)	—	—	—	—

VIP - Growth Investor Class

Units Issued	—	—	—	—	3,852	2,793	—	—

Units Redeemed	—	—	—	—	(3,207)	(1,671)	—	—

Net Increase (Decrease)	—	—	—	—	645	1,122	—	—

VIP - Overseas Initial Class

Units Issued	12	22	—	7	—	—	—	—

Units Redeemed	(117)	(95)	(10)	(17)	—	—	—	—

Net Increase (Decrease)	(105)	(73)	(10)	(10)	—	—	—	—

VIP - Overseas Investor Class

Units Issued	—	—	—	—	1,050	1,343	—	—

Units Redeemed	—	—	—	—	(1,857)	(1,578)	—	—

Net Increase (Decrease)	—	—	—	—	(807)	(235)	—	—

VIP - Investment Grade Bond Initial Class

Units Issued	220	182	2	4	—	—	—	—

Units Redeemed	(451)	(381)	(65)	(81)	—	—	—	—

Net Increase (Decrease)	(231)	(199)	(63)	(77)	—	—	—	—

VIP - Investment Grade Bond Investor Class

Units Issued	—	—	—	—	10,985	8,416	—	—

Units Redeemed	—	—	—	—	(9,390)	(9,973)	—	—

Net Increase (Decrease)	—	—	—	—	1,595	(1,557)	—	—

VIP - Asset Manager Initial Class

Units Issued	25	16	—	1	—	—	—	—

Units Redeemed	(205)	(222)	(37)	(41)	—	—	—	—

Net Increase (Decrease)	(180)	(206)	(37)	(40)	—	—	—	—

VIP - Asset Manager Investor Class

Units Issued	—	—	—	—	611	163	—	—

Units Redeemed	—	—	—	—	(1,425)	(1,013)	—	—

Net Increase (Decrease)	—	—	—	—	(814)	(850)	—	—

VIP - Index 500 Initial Class

Units Issued	215	236	3	10	17,724	12,254	—	—

Units Redeemed	(475)	(445)	(54)	(62)	(15,478)	(9,864)	—	—

Net Increase (Decrease)	(260)	(209)	(51)	(52)	2,246	2,390	—	—

VIP - Asset Manager Growth Initial Class

Units Issued	14	17	1	1	—	—	—	—

Units Redeemed	(90)	(126)	(20)	(19)	—	—	—	—

Net Increase (Decrease)	(76)	(109)	(19)	(18)	—	—	—	—

VIP - Asset Manager Growth Investor Class

Units Issued	—	—	—	—	684	483	—	—

Units Redeemed	—	—	—	—	(704)	(756)	—	—

Net Increase (Decrease)	—	—	—	—	(20)	(273)	—	—

61	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Contrafund Initial Class

Units Issued	165	115	14	6	—	—	—	—

Units Redeemed	(614)	(542)	(76)	(76)	—	—	—	—

Net Increase (Decrease)	(449)	(427)	(62)	(70)	—	—	—	—

VIP - Contrafund Investor Class

Units Issued	—	—	—	—	8,595	3,605	—	—

Units Redeemed	—	—	—	—	(7,192)	(5,007)	—	—

Net Increase (Decrease)	—	—	—	—	1,403	(1,402)	—	—

VIP - Balanced Initial Class

Units Issued	137	124	77	19	—	—	—	—

Units Redeemed	(320)	(359)	(76)	(84)	—	—	—	—

Net Increase (Decrease)	(183)	(235)	1	(65)	—	—	—	—

VIP - Balanced Investor Class

Units Issued	—	—	—	—	9,825	6,451	—	—

Units Redeemed	—	—	—	—	(10,226)	(8,946)	—	—

Net Increase (Decrease)	—	—	—	—	(401)	(2,495)	—	—

VIP - Dynamic Capital Appreciation Initial Class

Units Issued	22	33	1	2	—	—	—	—

Units Redeemed	(43)	(49)	(8)	(10)	—	—	—	—

Net Increase (Decrease)	(21)	(16)	(7)	(8)	—	—	—	—

VIP - Dynamic Capital Appreciation Investor Class

Units Issued	—	—	—	—	612	404	—	—

Units Redeemed	—	—	—	—	(629)	(401)	—	—

Net Increase (Decrease)	—	—	—	—	(17)	3	—	—

VIP - Growth & Income Initial Class

Units Issued	38	73	1	7	—	—	—	—

Units Redeemed	(189)	(190)	(35)	(50)	—	—	—	—

Net Increase (Decrease)	(151)	(117)	(34)	(43)	—	—	—	—

VIP - Growth & Income Investor Class

Units Issued	—	—	—	—	1,521	1,594	—	—

Units Redeemed	—	—	—	—	(1,575)	(1,709)	—	—

Net Increase (Decrease)	—	—	—	—	(54)	(115)	—	—

VIP - Growth Opportunities Initial Class

Units Issued	151	142	11	21	—	—	—	—

Units Redeemed	(286)	(244)	(40)	(48)	—	—	—	—

Net Increase (Decrease)	(135)	(102)	(29)	(27)	—	—	—	—

VIP - Growth Opportunities Investor Class

Units Issued	—	—	—	—	2,178	1,998	—	—

Units Redeemed	—	—	—	—	(2,577)	(2,187)	—	—

Net Increase (Decrease)	—	—	—	—	(399)	(189)	—	—

VIP - Mid Cap Initial Class

Units Issued	58	54	1	2	—	—	—	—

Units Redeemed	(431)	(395)	(71)	(89)	—	—	—	—

Net Increase (Decrease)	(373)	(341)	(70)	(87)	—	—	—	—

62	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Mid Cap Investor Class

Units Issued	—	—	—	—	2,357	1,408	—	—

Units Redeemed	—	—	—	—	(2,413)	(3,185)	—	—

Net Increase (Decrease)	—	—	—	—	(56)	(1,777)	—	—

VIP - Value Strategies Initial Class

Units Issued	53	89	4	21	—	—	—	—

Units Redeemed	(118)	(222)	(24)	(48)	—	—	—	—

Net Increase (Decrease)	(65)	(133)	(20)	(27)	—	—	—	—

VIP - Value Strategies Investor Class

Units Issued	—	—	—	—	719	1,168	—	—

Units Redeemed	—	—	—	—	(1,336)	(1,855)	—	—

Net Increase (Decrease)	—	—	—	—	(617)	(687)	—	—

VIP - Utilities Initial Class

Units Issued	143	64	19	4	—	—	—	—

Units Redeemed	(144)	(270)	(16)	(47)	—	—	—	—

Net Increase (Decrease)	(1)	(206)	3	(43)	—	—	—	—

VIP - Utilities Investor Class

Units Issued	—	—	—	—	2,685	1,066	—	—

Units Redeemed	—	—	—	—	(1,733)	(2,510)	—	—

Net Increase (Decrease)	—	—	—	—	952	(1,444)	—	—

VIP - Technology Initial Class

Units Issued	257	856	17	51	—	—	—	—

Units Redeemed	(493)	(500)	(49)	(45)	—	—	—	—

Net Increase (Decrease)	(236)	356	(32)	6	—	—	—	—

VIP - Technology Investor Class

Units Issued	—	—	—	—	4,430	4,365	—	—

Units Redeemed	—	—	—	—	(4,021)	(2,495)	—	—

Net Increase (Decrease)	—	—	—	—	409	1,870	—	—

VIP - Energy Initial Class

Units Issued	201	742	6	37	—	—	—	—

Units Redeemed	(465)	(1,941)	(34)	(160)	—	—	—	—

Net Increase (Decrease)	(264)	(1,199)	(280	(123)	—	—	—	—

VIP - Energy Investor Class

Units Issued	—	—	—	—	2,925	4,465	—	—

Units Redeemed	—	—	—	—	(5,681)	(11,483)	—	—

Net Increase (Decrease)	—	—	—	—	(2,756)	(7,018)	—	—

VIP - Health Care Initial Class

Units Issued	82	60	3	2	—	—	—	—

Units Redeemed	(274)	(288)	(26)	(39)	—	—	—	—

Net Increase (Decrease)	(192)	(228)	(23)	(37)	—	—	—	—

VIP - Health Care Investor Class

Units Issued	—	—	—	—	1,039	873	—	—

Units Redeemed	—	—	—	—	(2,685)	(2,434)	—	—

Net Increase (Decrease)	—	—	—	—	(1,646)	(1,561)	—	—

63	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Financials Initial Class (A)

Units Issued	270	137	28	34	—	—	—	—

Units Redeemed	(197)	(425)	(29)	(96)	—	—	—	—

Net Increase (Decrease)	73	(288)	(1)	(62)	—	—	—	—

VIP - Financials Investor Class (A)

Units Issued	—	—	—	—	2,320	1,518	—	—

Units Redeemed	—	—	—	—	(1,906)	(3,023)	—	—

Net Increase (Decrease)	—	—	—	—	414	(1,505)	—	—

VIP - Industrials Initial Class

Units Issued	57	36	5	3	—	—	—	—

Units Redeemed	(59)	(58)	(9)	(15)	—	—	—	—

Net Increase (Decrease)	(2)	(22)	(4)	(12)	—	—	—	—

VIP - Industrials Investor Class

Units Issued	—	—	—	—	1,316	705	—	—

Units Redeemed	—	—	—	—	(1,082)	(713)	—	—

Net Increase (Decrease)	—	—	—	—	234	(8)	—	—

VIP - Consumer Discretionary Initial Class

Units Issued	22	90	1	23	—	—	—	—

Units Redeemed	(98)	(98)	(13)	(26)	—	—	—	—

Net Increase (Decrease)	(76)	(8)	(12)	(3)	—	—	—	—

VIP - Consumer Discretionary Investor Class

Units Issued	—	—	—	—	616	1,309	—	—

Units Redeemed	—	—	—	—	(1,271)	(1,184)	—	—

Net Increase (Decrease)	—	—	—	—	(655)	125	—	—

VIP - Real Estate Initial Class

Units Issued	30	36	1	1	—	—	—	—

Units Redeemed	(83)	(108)	(7)	(10)	—	—	—	—

Net Increase (Decrease)	(53)	(72)	(6)	(9)	—	—	—	—

VIP - Real Estate Investor Class

Units Issued	—	—	—	—	1,007	708	—	—

Units Redeemed	—	—	—	—	(1,379)	(1,409)	—	—

Net Increase (Decrease)	—	—	—	—	(372)	(701)	—	—

VIP - Strategic Income Initial Class

Units Issued	109	169	2	1	—	—	—	—

Units Redeemed	(304)	(414)	(38)	(42)	—	—	—	—

Net Increase (Decrease)	(195)	(245)	(36)	(41)	—	—	—	—

VIP - Strategic Income Investor Class

Units Issued	—	—	—	—	5,386	3,149	—	—

Units Redeemed	—	—	—	—	(6,839)	(7,600)	—	—

Net Increase (Decrease)	—	—	—	—	(1,453)	(4,451)	—	—

VIP - International Capital Appreciation Initial Class

Units Issued	96	113	1	18	—	—	—	—

Units Redeemed	(109)	(89)	(12)	(25)	—	—	—	—

Net Increase (Decrease)	(13)	24	(11)	(7)	—	—	—	—

(A) Fund Merged (Note 1)

64	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - International Capital Appreciation Investor Class

Units Issued	—	—	—	—	1,350	1,730	—	—

Units Redeemed	—	—	—	—	(1,798)	(1,987)	—	—

Net Increase (Decrease)	—	—	—	—	(448)	(257)	—	—

VIP - Value Initial Class

Units Issued	72	92	3	4	—	—	—	—

Units Redeemed	(147)	(230)	(11)	(21)	—	—	—	—

Net Increase (Decrease)	(75)	(138)	(8)	(17)	—	—	—	—

VIP - Value Investor Class

Units Issued	—	—	—	—	1,243	1,112	—	—

Units Redeemed	—	—	—	—	(1,673)	(2,084)	—	—

Net Increase (Decrease)	—	—	—	—	(430)	(972)	—	—

VIP - Freedom Income Initial Class (C)

Units Issued	254	33	—	—	—	—	—	—

Units Redeemed	(115)	(73)	—	—	—	—	—	—

Net Increase (Decrease)	139	(40)	—	—	—	—	—	—

VIP - Freedom Income Investor Class (C)

Units Issued	—	—	—	—	1,068	227	—	—

Units Redeemed	—	—	—	—	(646)	(1,062)	—	—

Net Increase (Decrease)	—	—	—	—	422	(835)	—	—

VIP - Freedom 2005 Initial Class (C)

Units Issued	—	9	—	—	—	—	—	—

Units Redeemed	(253)	(116)	—	—	—	—	—	—

Net Increase (Decrease)	(253)	(107)	—	—	—	—	—	—

VIP - Investor Freedom 2005 Investor Class (C)

Units Issued	—	—	—	—	18	19	—	—

Units Redeemed	—	—	—	—	(806)	(248)	—	—

Net Increase (Decrease)	—	—	—	—	(788)	(229)	—	—

VIP - Freedom 2010 Initial Class

Units Issued	11	3	—	—	—	—	—	—

Units Redeemed	(78)	(98)	—	—	—	—	—	—

Net Increase (Decrease)	(67)	(95)	—	—	—	—	—	—

VIP - Investor Freedom 2010 Investor Class

Units Issued	—	—	—	—	16	40	—	—

Units Redeemed	—	—	—	—	(273)	(493)	—	—

Net Increase (Decrease)	—	—	—	—	(257)	(453)	—	—

VIP - Freedom 2015 Initial Class

Units Issued	—	4	—	—	—	—	—	—

Units Redeemed	(62)	(120)	—	—	—	—	—	—

Net Increase (Decrease)	(62)	(116)	—	—	—	—	—	—

(C) Fund Merged (Note 1)

65	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Investor Freedom 2015 Investor Class

Units Issued	—	—	—	—	172	131	—	—

Units Redeemed	—	—	—	—	(398)	(817)	—	—

Net Increase (Decrease)	—	—	—	—	(226)	(686)	—	—

VIP - Freedom 2020 Initial Class

Units Issued	4	24	—	—	—	—	—	—

Units Redeemed	(139)	(113)	—	—	—	—	—	—

Net Increase (Decrease)	(135)	(89)	—	—	—	—	—	—

VIP - Investor Freedom 2020 Investor Class

Units Issued	—	—	—	—	410	279	—	—

Units Redeemed	—	—	—	—	(1,447)	(1,087)	—	—

Net Increase (Decrease)	—	—	—	—	(1,037)	(808)	—	—

VIP - Freedom 2025 Initial Class

Units Issued	31	62	—	—	—	—	—	—

Units Redeemed	(112)	(142)	—	—	—	—	—	—

Net Increase (Decrease)	(81)	(80)	—	—	—	—	—	—

VIP - Investor Freedom 2025 Investor Class

Units Issued	—	—	—	—	310	253	—	—

Units Redeemed	—	—	—	—	(1,474)	(1,481)	—	—

Net Increase (Decrease)	—	—	—	—	(1,164)	(1,228)	—	—

VIP - Freedom 2030 Initial Class

Units Issued	71	75	—	—	—	—	—	—

Units Redeemed	(73)	(154)	—	—	—	—	—	—

Net Increase (Decrease)	(2)	(79)	—	—	—	—	—	—

VIP - Investor Freedom 2030 Investor Class

Units Issued	—	—	—	—	1,007	770	—	—

Units Redeemed	—	—	—	—	(1,726)	(1,917)	—	—

Net Increase (Decrease)	—	—	—	—	(719)	(1,147)	—	—

VIP - Freedom 2035 Initial Class (B)

Units Issued	66	8	—	—	—	—	—	—

Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	66	8	—	—	—	—	—	—

VIP - Investor Freedom 2035 Investor Class (B)

Units Issued	—	—	—	—	1,389	462	—	—

Units Redeemed	—	—	—	—	(236)	1	—	—

Net Increase (Decrease)	—	—	—	—	1,153	463	—	—

VIP - Freedom 2040 Initial Class (B)

Units Issued	35	7	—	—	—	—	—	—

Units Redeemed	(3)	—	—	—	—	—	—	—

Net Increase (Decrease)	32	7	—	—	—	—	—	—

66	Annual Report

(B) New Fund (Note 1)

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Investor Freedom 2040 Investor Class (B)

Units Issued	—	—	—	—	515	496	—	—

Units Redeemed	—	—	—	—	(94)	1	—	—

Net Increase (Decrease)	—	—	—	—	421	497	—	—

VIP - Freedom 2045 Initial Class (B)

Units Issued	5	—	—	—	—	—	—	—

Units Redeemed	(5)	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—	—	—

VIP - Investor Freedom 2045 Investor Class (B)

Units Issued	—	—	—	—	183	147	—	—

Units Redeemed	—	—	—	—	(56)	—	—	—

Net Increase (Decrease)	—	—	—	—	127	147	—	—

VIP - Freedom 2050 Initial Class (B)

Units Issued	11	1	—	—	—	—	—	—

Units Redeemed	(9)	—	—	—	—	—	—	—

Net Increase (Decrease)	2	1	—	—	—	—	—	—

VIP - Investor Freedom 2050 Investor Class (B)

Units Issued	—	—	—	—	428	161	—	—

Units Redeemed	—	—	—	—	(125)	—	—	—

Net Increase (Decrease)	—	—	—	—	303	161	—	—

VIP - Freedom Lifetime Income I

Units Issued	—	—	—	—	—	—	—	3

Units Redeemed	—	—	—	—	—	—	(34)	(52)

Net Increase (Decrease)	—	—	—	—	—	—	(34)	(49)

VIP - Freedom Lifetime Income II

Units Issued	—	—	—	—	—	—	—	—

Units Redeemed	—	—	—	—	—	—	(93)	(100)

Net Increase (Decrease)	—	—	—	—	—	—	(93)	(100)

VIP - Freedom Lifetime Income III

Units Issued	—	—	—	—	—	—	10	—

Units Redeemed	—	—	—	—	—	—	(68)	(86)

Net Increase (Decrease)	—	—	—	—	—	—	(58)	(86)

VIP - Disciplined Small Cap Initial Class

Units Issued	256	159	12	18	—	—	—	—

Units Redeemed	(212)	(179)	(25)	(26)	—	—	—	—

Net Increase (Decrease)	44	(20)	(13)	(8)	—	—	—	—

VIP - Disciplined Small CapInvestor Class

Units Issued	—	—	—	—	2,741	1,862	—	—

Units Redeemed	—	—	—	—	(2,412)	(1,962)	—	—

Net Increase (Decrease)	—	—	—	—	329	(100)	—	—

VIP - FundsManager 20% Investor Class

Units Issued	55	121	5	—	1,578	1,988	20	—

Units Redeemed	(307)	(500)	(163)	(88)	(6,527)	(8,413)	(62)	(137)

Net Increase (Decrease)	(252)	(379)	(158)	(88)	(4,949)	(6,425)	(42)	(137)

(B) New Fund (Note 1)

67	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - FundsManager 30% Investor Class(B)

Units Issued	85	—	—	—	760	492	—	—

Units Redeemed	—	—	1	1	(152)	—	—	—

Net Increase (Decrease)	85	—	1	1	608	492	—	—

VIP - FundsManager 40% Investor Class(B)

Units Issued	47	116	—	—	1,023	1,011	—	—

Units Redeemed	(33)	—	—	—	(159)	1	—	—

Net Increase (Decrease)	14	116	—	—	864	1,012	—	—

VIP - FundsManager 50% Investor Class

Units Issued	41	135	—	8	4,075	2,962	—	14

Units Redeemed	(343)	(516)	(283)	(184)	(8,683)	(8,435)	(374)	(409)

Net Increase (Decrease)	(302)	(381)	(283)	(176)	(4,608)	(5,473)	(374)	(395)

VIP - FundsManager 60% Investor Class

Units Issued	77	90	5	18	6,129	4,434	9	23

Units Redeemed	(238)	(191)	(81)	(80)	(8,246)	(6,702)	(447)	(475)

Net Increase (Decrease)	(161)	(101)	(76)	(62)	(2,117)	(2,268)	(438)	(452)

VIP - FundsManager 70% Investor Class

Units Issued	49	92	4	5	9,746	5,160	14	54

Units Redeemed	(190)	(344)	(104)	(116)	(9,435)	(6,798)	(92)	(103)

Net Increase (Decrease)	(141)	(252)	(100)	(111)	311	(1,638)	(78)	(49)

VIP - FundsManager 85% Investor Class

Units Issued	3	16	—	—	4,406	2,408	14	11

Units Redeemed	(50)	(112)	(46)	(75)	(2,734)	(2,075)	(54)	(55)

Net Increase (Decrease)	(47)	(96)	(46)	(75)	1,672	333	(40)	(44)

VIP - Consumer Staples Initial Class

Units Issued	21	67	1	8	—	—	—	—

Units Redeemed	(106)	(207)	(10)	(26)	—	—	—	—

Net Increase (Decrease)	(85)	(140)	(9)	(18)	—	—	—	—

VIP - Consumer Staples Investor Class

Units Issued	—	—	—	—	644	1,083	—	—

Units Redeemed	—	—	—	—	(1,509)	(1,947)	—	—

Net Increase (Decrease)	—	—	—	—	(865)	(864)	—	—

VIP - Materials Initial Class

Units Issued	24	45	—	13	—	—	—	—

Units Redeemed	(133)	(153)	(11)	(20)	—	—	—	—

Net Increase (Decrease)	(109)	(108)	(11)	(7)	—	—	—	—

VIP - Materials Investor Class

Units Issued	—	—	—	—	463	670	—	—

Units Redeemed	—	—	—	—	(864)	(1,223)	—	—

Net Increase (Decrease)	—	—	—	—	(401)	(553)	—	—

VIP - Communication Services Initial Class

Units Issued	138	414	12	83	—	—	—	—

Units Redeemed	(230)	(164)	(38)	(27)	—	—	—	—

Net Increase (Decrease)	(92)	250	(26)	56	—	—	—	—

68	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Communication Services Investor Class

Units Issued	—	—	—	—	1,561	3,095	—	—

Units Redeemed	—	—	—	—	(1,934)	(1,428)	—	—

Net Increase (Decrease)	—	—	—	—	(373)	1,667	—	—

VIP - Emerging Markets Initial Class

Units Issued	117	217	3	30	—	—	—	—

Units Redeemed	(186)	(292)	(20)	(35)	—	—	—	—

Net Increase (Decrease)	(69)	(75)	(17)	(5)	—	—	—	—

VIP - Emerging Markets Investor Class

Units Issued	—	—	—	—	1,646	1,809	—	—

Units Redeemed	—	—	—	—	(2,095)	(2,394)	—	—

Net Increase (Decrease)	—	—	—	—	(449)	(585)	—	—

VIP - Floating Rate High Income Initial Class

Units Issued	371	600	25	25	—	—	—	—

Units Redeemed	(454)	(251)	(15)	(17)	—	—	—	—

Net Increase (Decrease)	(83)	349	10	8	—	—	—	—

VIP - Floating Rate High Income Investor Class

Units Issued	—	—	—	—	7,543	7,632	—	—

Units Redeemed	—	—	—	—	(5,699)	(5,955)	—	—

Net Increase (Decrease)	—	—	—	—	1,844	1,677	—	—

VIP - Bond Index Initial Class

Units Issued	839	630	9	14	17,641	12,569	—	—

Units Redeemed	(878)	(440)	(21)	(32)	(11,988)	(7,870)	—	—

Net Increase (Decrease)	(39)	190	(12)	(18)	5,653	4,699	—	—

VIP - Total Market Index Initial Class

Units Issued	520	581	9	35	11,240	9,568	—	—

Units Redeemed	(512)	(459)	(9)	(33)	(8,282)	(6,097)	—	—

Net Increase (Decrease)	8	122	—	2	2,958	3,471	—	—

VIF - Extended Market Index Initial Class

Units Issued	57	119	1	6	2,664	2,515	—	—

Units Redeemed	(88)	(215)	(3)	(21)	(2,875)	(2,919)	—	—

Net Increase (Decrease)	(31)	(96)	(2)	(15)	(211)	(404)	—	—

VIF - International Index Initial Class

Units Issued	155	171	2	11	5,307	5,312	—	—

Units Redeemed	(208)	(151)	(3)	(10)	(4,328)	(3,459)	—	—

Net Increase (Decrease)	(53)	20	(1)	1	979	1,853	—	—

VIF - Emerging Markets Equity Class I

Units Issued	8	13	—	—	363	210	—	—

Units Redeemed	(84)	(63)	(6)	(8)	(435)	(433)	—	—

Net Increase (Decrease)	(76)	(50)	(6)	(8)	(72)	(223)	—	—

69	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIF - Emerging Markets Debt Class I

Units Issued	27	58	—	—	417	470	—	—

Units Redeemed	(99)	(31)	(3)	(2)	(679)	(927)	—	—

Net Increase (Decrease)	(72)	27	(3)	(2)	(262)	(457)	—	—

VIF - Global Strategist - Class II

Units Issued	1	1	—	2	146	100	—	—

Units Redeemed	(31)	(32)	(8)	(10)	(128)	(146)	—	—

Net Increase (Decrease)	(30)	(31)	(8)	(8)	18	(46)	—	—

Invesco - V.I. Global Core Equity Series I

Units Issued	9	3	—	1	380	137	—	—

Units Redeemed	(41)	(16)	(4)	(5)	(154)	(162)	—	—

Net Increase (Decrease)	(32)	(13)	(4)	(4)	226	(25)	—	—

Allspring - VT Discovery SMID Cap Growth Class 2 (A)

Units Issued	2	2	—	—	—	—	—	—

Units Redeemed	(30)	(46)	(5)	(6)	—	—	—	—

Net Increase (Decrease)	(28)	(44)	(5)	(6)	—	—	—	—

Allspring - VT Opportunity Class 2

Units Issued	1	—	—	—	—	—	—	—

Units Redeemed	(25)	(15)	(3)	(4)	—	—	—	—

Net Increase (Decrease)	(24)	(15)	(3)	(4)	—	—	—	—

Lazard - Retirement Emerging Markets Portfolio - Investor

Units Issued	17	24	—	5	348	294	—	—

Units Redeemed	(154)	(65)	(5)	(5)	(629)	(552)	—	—

Net Increase (Decrease)	(137)	(41)	(5)	—	(281)	(258)	—	—

PVIT - Commodity Real Return - Strategy Portfolio - Administrative

Units Issued	—	—	—	—	524	685	—	—

Units Redeemed	—	—	(17)	(152)	(1,842)	(5,310)	—	—

Net Increase (Decrease)	—	—	(17)	(152)	(1,318)	(4,625)	—	—

PVIT - Low Duration Portfolio - Administrative

Units Issued	255	157	2	2	4,662	3,427	—	—

Units Redeemed	(840)	(497)	(7)	(8)	(6,736)	(7,717)	—	—

Net Increase (Decrease)	(585)	(340)	(5)	(6)	(2,074)	(4,290)	—	—

PVIT - Real Return Portfolio - Administrative

Units Issued	40	55	3	1	640	761	—	—

Units Redeemed	(111)	(136)	(6)	(7)	(2,159)	(2,877)	—	—

Net Increase (Decrease)	(71)	(81)	(3)	(6)	(1,519)	(2,116)	—	—

PVIT - Total Return Portfolio - Administrative

Units Issued	69	290	4	1	3,515	2,326	—	—

Units Redeemed	(161)	(444)	(13)	(8)	(5,245)	(4,962)	—	—

Net Increase (Decrease)	(92)	(154)	(9)	(7)	(1,730)	(2,636)	—	—

(A) Fund Name Change (Note 1)

70	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
Blackrock - Global Allocation V.I. Fund - Class I

Units Issued	18	16	1	2	515	341	—	—

Units Redeemed	(55)	(40)	(4)	(5)	(1,228)	(1,308)	—	—

Net Increase (Decrease)	(37)	(24)	(3)	(3)	(713)	(967)	—	—

FTVIP - Templeton Global Bond Fund - Class 2

Units Issued	21	25	—	2	450	506	—	—

Units Redeemed	(36)	(51)	(3)	(5)	(673)	(899)	—	—

Net Increase (Decrease)	(15)	(26)	(3)	(3)	(223)	(393)	—	—

FTVIP - Franklin U.S. Government Securities Fund - Class 2

Units Issued	159	127	1	2	1,480	1,723	—	—

Units Redeemed	(204)	(160)	(7)	(3)	(1,646)	(1,896)	—	—

Net Increase (Decrease)	(45)	(33)	(6)	(1)	(166)	(173)	—	—

	Fidelity Growth and Guaranteed Income

(in thousands)	2024	2023
VIP - Government Money Market Investor Class

Units Issued	3,540	3,755

Units Redeemed	(3,548)	(3,768)

Net Increase (Decrease)	(8)	(13)

VIP - Balanced Investor Class

Units Issued	47	63

Units Redeemed	(3,473)	(3,339)

Net Increase (Decrease)	(3,426)	(3,276)

VIP - FundsManager 60% Investor Class

Units Issued	7	6

Units Redeemed	(3,164)	(2,861)

Net Increase (Decrease)	(3,157)	(2,855)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market Initial Class
2024	9,899	$22.87	$21.72	$225,987	0.80%	1.00%	4.99%	4.26%	4.07%
2023	10,694	$21.93	$20.87	$234,183	0.80%	1.00%	4.78%	4.05%	3.83%
2022	12,621	$21.08	$20.10	$265,606	0.80%	1.00%	1.52%	0.64%	0.45%
2021	10,312	$20.95	$20.01	$215,555	0.80%	1.00%	0.01%	(0.79%)	(1.00%)
2020	12,602	$21.11	$20.21	$265,511	0.80%	1.00%	0.29%	(0.49%)	(0.69%)

71	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market Investor Class
2024	253,334	$11.55	$9.55	$3,076,385	0.10%	1.40%	4.95%	4.97%	3.60%
2023	236,066	$11.04	$9.14	$2,742,526	0.10%	1.40%	4.78%	4.78%	3.37%
2022	209,547	$10.54	$9.03	$2,325,405	0.10%	1.40%	1.52%	1.31%	0.16%
2021	159,019	$10.40	$9.01	$1,739,232	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
2020	164,894	$10.41	$9.13	$1,813,259	0.10%	1.40%	0.28%	0.21%	(0.95%)
VIP - High Income Initial Class
2024	753	$65.98	$62.71	$49,163	0.80%	1.00%	5.68%	8.10%	7.97%
2023	874	$61.04	$58.08	$52,869	0.80%	1.00%	5.51%	9.60%	9.38%
2022	977	$55.69	$53.10	$53,866	0.80%	1.00%	4.87%	(12.09%)	(12.26%)
2021	1,122	$63.35	$60.52	$70,393	0.80%	1.00%	5.28%	3.58%	3.37%
2020	1,187	$61.16	$58.55	$71,886	0.80%	1.00%	4.96%	1.92%	1.72%
VIP - High Income Investor Class
2024	13,919	$19.84	$30.88	$308,629	0.10%	0.25%	6.13%	8.94%	8.78%
2023	14,318	$18.22	$28.39	$294,761	0.10%	0.25%	5.58%	10.20%	10.04%
2022	15,578	$16.53	$25.80	$291,924	0.10%	0.25%	5.01%	(11.56%)	(11.69%)
2021	17,810	$18.69	$29.22	$377,064	0.10%	0.25%	5.32%	4.52%	4.36%
2020	18,126	$17.88	$27.99	$370,663	0.10%	0.25%	5.07%	2.64%	2.48%
VIP - Equity-Income Initial Class
2024	1,853	$207.44	$197.10	$382,625	0.80%	1.00%	1.73%	14.42%	14.21%
2023	2,059	$181.30	$172.57	$371,409	0.80%	1.00%	1.89%	9.76%	9.58%
2022	2,268	$165.17	$157.48	$372,789	0.80%	1.00%	1.85%	(5.72%)	(5.91%)
2021	2,466	$175.18	$167.37	$429,819	0.80%	1.00%	1.89%	23.89%	23.65%
2020	2,624	$141.40	$135.36	$369,212	0.80%	1.00%	1.80%	5.84%	5.62%
VIP - Equity-Income Investor Class
2024	14,341	$45.50	$66.45	$624,856	0.10%	0.25%	1.81%	15.14%	14.97%
2023	14,414	$39.52	$57.80	$543,997	0.10%	0.25%	1.88%	10.45%	10.28%
2022	14,707	$35.78	$52.41	$502,741	0.10%	0.25%	1.89%	(5.11%)	(5.26%)
2021	13,949	$37.71	$55.32	$503,315	0.10%	0.25%	1.89%	24.71%	24.52%
2020	12,577	$30.24	$44.42	$362,054	0.10%	0.25%	1.79%	6.47%	6.31%
VIP - Growth Initial Class
2024	1,742	$455.56	$432.77	$790,637	0.80%	1.00%	—	29.34%	29.13%
2023	1,908	$352.21	$335.14	$669,758	0.80%	1.00%	0.13%	35.15%	34.88%
2022	2,039	$260.60	$248.48	$529,694	0.80%	1.00%	0.62%	(25.06%)	(25.21%)
2021	2,209	$347.74	$332.23	$765,572	0.80%	1.00%	—	22.23%	21.98%
2020	2,399	$284.50	$272.36	$679,861	0.80%	1.00%	0.07%	42.74%	42.45%
VIP - Growth Investor Class
2024	13,634	$96.86	$138.14	$1,288,097	0.10%	0.25%	—	30.17%	29.97%
2023	12,989	$74.41	$106.29	$940,370	0.10%	0.25%	0.07%	35.99%	35.78%
2022	11,867	$54.72	$78.28	$632,484	0.10%	0.25%	0.53%	(24.59%)	(24.70%)
2021	12,313	$72.56	$103.96	$871,206	0.10%	0.25%	—	23.00%	22.82%
2020	11,736	$58.99	$84.64	$674,257	0.10%	0.25%	0.06%	43.64%	43.42%
VIP - Overseas Initial Class
2024	811	$74.04	$70.30	$59,845	0.80%	1.00%	1.58%	4.21%	4.01%
2023	926	$71.05	$67.59	$65,518	0.80%	1.00%	1.02%	19.57%	19.29%
2022	1,008	$59.42	$56.66	$59,715	0.80%	1.00%	1.04%	(25.09%)	(25.24%)
2021	1,107	$79.32	$75.78	$87,478	0.80%	1.00%	0.52%	18.74%	18.50%
2020	1,210	$66.80	$63.95	$80,458	0.80%	1.00%	0.44%	14.69%	14.46%
VIP - Overseas Investor Class
2024	8,240	$25.57	$34.90	$213,047	0.10%	0.25%	1.50%	4.87%	4.71%
2023	9,047	$24.38	$33.33	$223,226	0.10%	0.25%	0.97%	20.29%	20.10%
2022	9,282	$20.27	$27.75	$190,729	0.10%	0.25%	0.99%	(24.62%)	(24.73%)
2021	9,733	$26.89	$36.87	$265,667	0.10%	0.25%	0.48%	19.51%	19.33%
2020	9,859	$22.50	$30.89	$225,658	0.10%	0.25%	0.36%	15.38%	15.21%

72	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Initial Class
2024	2,282	$45.68	$43.40	$103,361	0.80%	1.00%	3.42%	0.97%	0.81%
2023	2,576	$45.25	$43.05	$115,587	0.80%	1.00%	2.52%	5.34%	5.13%
2022	2,851	$42.95	$40.95	$121,340	0.80%	1.00%	2.10%	(13.65%)	(13.82%)
2021	3,369	$49.74	$47.52	$166,332	0.80%	1.00%	1.99%	(1.40%)	(1.60%)
2020	3,816	$50.44	$48.29	$191,178	0.80%	1.00%	2.24%	8.52%	8.30%
VIP - Investment Grade Bond Investor Class
2024	45,622	$14.00	$17.73	$708,962	0.10%	0.25%	3.51%	1.64%	1.49%
2023	44,022	$13.77	$17.47	$679,669	0.10%	0.25%	2.54%	6.02%	5.82%
2022	45,579	$12.99	$16.51	$665,825	0.10%	0.25%	2.11%	(13.06%)	(13.15%)
2021	53,000	$14.94	$19.01	$894,402	0.10%	0.25%	2.01%	(0.74%)	(0.89%)
2020	57,498	$15.05	$19.18	$985,291	0.10%	0.25%	2.32%	9.22%	9.06%
VIP - Asset Manager Initial Class
2024	1,848	$84.31	$80.10	$154,929	0.80%	1.00%	2.36%	7.62%	7.42%
2023	2,064	$78.34	$74.57	$160,852	0.80%	1.00%	2.28%	12.04%	11.87%
2022	2,311	$69.92	$66.66	$160,703	0.80%	1.00%	1.99%	(15.61%)	(15.79%)
2021	2,570	$82.85	$79.16	$211,820	0.80%	1.00%	1.59%	9.04%	8.82%
2020	2,771	$75.99	$72.74	$209,493	0.80%	1.00%	1.49%	13.95%	13.72%
VIP - Asset Manager Investor Class
2024	7,223	$25.18	$35.08	$198,286	0.10%	0.25%	2.33%	8.25%	8.09%
2023	8,037	$23.26	$32.46	$205,342	0.10%	0.25%	2.22%	12.80%	12.63%
2022	8,886	$20.62	$28.82	$201,369	0.10%	0.25%	1.99%	(15.10%)	(15.22%)
2021	9,594	$24.29	$34.00	$256,967	0.10%	0.25%	1.59%	9.74%	9.58%
2020	9,193	$22.13	$31.02	$226,257	0.10%	0.25%	1.48%	14.65%	14.48%
VIP - Index 500 Initial Class
2024	89,348	$68.84	$182.87	$6,545,419	0.10%	1.00%	1.30%	24.77%	23.68%
2023	87,411	$55.17	$147.86	$5,176,473	0.10%	1.00%	1.50%	26.08%	25.02%
2022	85,283	$43.76	$118.27	$4,041,574	0.10%	1.00%	1.48%	(18.30%)	(19.03%)
2021	84,374	$53.56	$146.07	$4,944,733	0.10%	1.00%	1.29%	28.45%	27.29%
2020	78,449	$41.70	$114.75	$3,630,663	0.10%	1.00%	1.76%	18.12%	17.05%
VIP - Asset Manager Growth Initial Class
2024	929	$63.87	$60.66	$58,874	0.80%	1.00%	1.74%	9.92%	9.71%
2023	1,026	$58.11	$55.29	$59,214	0.80%	1.00%	1.76%	15.43%	15.19%
2022	1,154	$50.34	$48.00	$57,709	0.80%	1.00%	1.79%	(17.54%)	(17.70%)
2021	1,243	$61.05	$58.32	$75,337	0.80%	1.00%	1.40%	13.05%	12.82%
2020	1,322	$54.00	$51.70	$70,900	0.80%	1.00%	1.11%	16.32%	16.09%
VIP - Asset Manager Growth Investor Class
2024	4,220	$31.16	$44.79	$139,412	0.10%	0.25%	1.74%	10.62%	10.45%
2023	4,240	$28.17	$40.56	$126,952	0.10%	0.25%	1.78%	16.13%	15.97%
2022	4,513	$24.26	$34.97	$116,332	0.10%	0.25%	1.79%	(17.01%)	(17.15%)
2021	4,547	$29.23	$42.21	$141,408	0.10%	0.25%	1.41%	13.77%	13.60%
2020	4,416	$25.69	$37.15	$121,466	0.10%	0.25%	1.06%	17.08%	16.90%
VIP - Contrafund Initial Class
2024	5,229	$246.33	$234.12	$1,283,133	0.80%	1.00%	0.19%	32.72%	32.47%
2023	5,742	$185.61	$176.74	$1,061,566	0.80%	1.00%	0.49%	32.39%	32.21%
2022	6,239	$140.20	$133.68	$871,487	0.80%	1.00%	0.50%	(26.90%)	(27.05%)
2021	6,806	$191.79	$183.24	$1,300,199	0.80%	1.00%	0.06%	26.81%	26.56%
2020	7,278	$151.24	$144.79	$1,096,430	0.80%	1.00%	0.25%	29.52%	29.26%
VIP - Contrafund Investor Class
2024	39,878	$68.84	$103.61	$2,826,886	0.10%	0.25%	0.14%	33.57%	33.36%
2023	38,487	$51.54	$77.69	$2,055,964	0.10%	0.25%	0.44%	33.22%	33.03%
2022	39,889	$38.69	$58.40	$1,601,868	0.10%	0.25%	0.43%	(26.45%)	(26.57%)
2021	42,408	$52.60	$79.53	$2,317,809	0.10%	0.25%	0.05%	27.62%	27.42%
2020	42,973	$41.22	$62.41	$1,851,077	0.10%	0.25%	0.18%	30.35%	30.15%

73	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Balanced Initial Class
2024	3,019	$64.68	$61.41	$193,490	0.80%	1.00%	1.83%	14.99%	14.76%
2023	3,201	$56.25	$53.51	$178,589	0.80%	1.00%	1.71%	20.57%	20.30%
2022	3,502	$46.65	$44.48	$162,029	0.80%	1.00%	1.25%	(18.60%)	(18.76%)
2021	3,893	$57.31	$54.75	$221,126	0.80%	1.00%	0.94%	17.32%	17.08%
2020	3,966	$48.85	$46.76	$192,127	0.80%	1.00%	1.45%	21.41%	21.16%
VIP - Balanced Investor Class
2024	95,011	$41.35	$31.66	$4,031,716	0.10%	1.40%	1.81%	15.72%	14.20%
2023	98,873	$35.74	$47.35	$3,631,880	0.10%	1.40%	1.67%	21.31%	19.72%
2022	104,644	$29.46	$39.55	$3,169,282	0.10%	1.40%	1.19%	(18.12%)	(19.17%)
2021	112,027	$35.98	$48.93	$4,141,613	0.10%	1.40%	0.88%	18.06%	16.52%
2020	108,982	$30.48	$41.99	$3,419,574	0.10%	1.40%	1.39%	22.23%	20.64%
VIP - Dynamic Capital Appreciation Initial Class
2024	313	$82.87	$79.39	$25,722	0.80%	1.00%	0.22%	24.52%	24.26%
2023	340	$66.55	$63.89	$22,464	0.80%	1.00%	0.36%	28.04%	27.78%
2022	363	$51.98	$50.00	$18,780	0.80%	1.00%	0.30%	(21.50%)	(21.66%)
2021	419	$66.22	$63.82	$27,569	0.80%	1.00%	0.41%	23.63%	23.38%
2020	450	$53.56	$51.73	$23,928	0.80%	1.00%	0.22%	32.54%	32.27%
VIP - Dynamic Capital Appreciation Investor Class
2024	2,927	$71.52	$112.05	$214,160	0.10%	0.25%	0.16%	25.30%	25.11%
2023	2,944	$57.08	$89.56	$172,512	0.10%	0.25%	0.29%	28.80%	28.60%
2022	2,940	$44.32	$69.64	$133,970	0.10%	0.25%	0.24%	(20.97%)	(21.08%)
2021	3,241	$56.08	$88.25	$186,787	0.10%	0.25%	0.34%	24.33%	24.15%
2020	3,139	$45.10	$71.08	$146,488	0.10%	0.25%	0.16%	33.40%	33.20%
VIP - Growth & Income Initial Class
2024	1,645	$84.31	$80.13	$137,805	0.80%	1.00%	1.42%	21.23%	21.01%
2023	1,829	$69.54	$66.22	$126,488	0.80%	1.00%	1.64%	17.77%	17.62%
2022	1,987	$59.05	$56.30	$116,648	0.80%	1.00%	1.62%	(5.71%)	(5.90%)
2021	2,139	$62.62	$59.83	$133,106	0.80%	1.00%	2.40%	24.94%	24.69%
2020	2,284	$50.12	$47.98	$113,765	0.80%	1.00%	2.11%	6.98%	6.77%
VIP - Growth & Income Investor Class
2024	7,064	$60.43	$81.77	$415,400	0.10%	0.25%	1.45%	22.05%	21.87%
2023	7,118	$49.51	$67.10	$342,117	0.10%	0.25%	1.62%	18.50%	18.32%
2022	7,234	$41.78	$56.71	$293,370	0.10%	0.25%	1.70%	(5.10%)	(5.24%)
2021	6,293	$44.03	$59.85	$269,306	0.10%	0.25%	2.48%	25.67%	25.48%
2020	5,605	$35.03	$47.69	$190,471	0.10%	0.25%	2.03%	7.65%	7.49%
VIP - Growth Opportunities Initial Class
2024	1,809	$118.30	$112.36	$212,890	0.80%	1.00%	—	37.77%	37.53%
2023	1,974	$85.87	$81.70	$168,522	0.80%	1.00%	—	44.51%	44.19%
2022	2,103	$59.42	$56.66	$124,260	0.80%	1.00%	—	(38.64%)	(38.76%)
2021	2,566	$96.85	$92.53	$247,094	0.80%	1.00%	—	11.05%	10.82%
2020	3,024	$87.21	$83.49	$262,165	0.80%	1.00%	0.01%	67.31%	66.97%
VIP - Growth Opportunities Investor Class
2024	10,500	$120.09	$196.41	$1,212,984	0.10%	0.25%	—	38.65%	38.44%
2023	10,899	$86.62	$141.88	$906,189	0.10%	0.25%	—	45.43%	45.20%
2022	11,088	$59.56	$97.71	$633,823	0.10%	0.25%	—	(38.27%)	(38.36%)
2021	13,573	$96.48	$158.51	$1,258,355	0.10%	0.25%	—	11.75%	11.59%
2020	13,926	$86.33	$142.05	$1,154,274	0.10%	0.25%	0.01%	68.35%	68.10%
VIP - Mid Cap Initial Class
2024	3,142	$84.50	$80.40	$263,581	0.80%	1.00%	0.53%	16.56%	16.32%
2023	3,587	$72.50	$69.12	$258,327	0.80%	1.00%	0.59%	14.22%	13.98%
2022	4,016	$63.47	$60.64	$253,251	0.80%	1.00%	0.49%	(15.43%)	(15.59%)
2021	4,322	$75.05	$71.84	$322,312	0.80%	1.00%	0.60%	24.60%	24.35%
2020	4,691	$60.23	$57.77	$280,720	0.80%	1.00%	0.65%	17.24%	17.00%

74	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Mid Cap Investor Class
2024	15,034	$40.63	$71.42	$673,555	0.10%	0.25%	0.50%	17.29%	17.11%
2023	15,090	$34.64	$60.99	$584,105	0.10%	0.25%	0.51%	14.90%	14.72%
2022	16,866	$30.15	$53.16	$567,814	0.10%	0.25%	0.46%	(14.92%)	(15.04%)
2021	16,577	$35.44	$62.57	$658,078	0.10%	0.25%	0.55%	25.41%	25.23%
2020	16,360	$28.26	$49.97	$526,491	0.10%	0.25%	0.57%	17.96%	17.78%
VIP - Value Strategies Initial Class
2024	781	$54.83	$52.53	$42,372	0.80%	1.00%	1.00%	8.52%	8.31%
2023	866	$50.52	$48.50	$43,438	0.80%	1.00%	1.11%	19.89%	19.63%
2022	1,025	$42.14	$40.54	$42,935	0.80%	1.00%	1.01%	(7.77%)	(7.94%)
2021	1,215	$45.69	$44.04	$55,174	0.80%	1.00%	1.51%	32.53%	32.26%
2020	1,081	$34.48	$33.30	$36,927	0.80%	1.00%	1.39%	7.39%	7.17%
VIP - Value Strategies Investor Class
2024	3,837	$48.03	$98.06	$184,987	0.10%	0.25%	0.96%	9.26%	9.09%
2023	4,454	$43.96	$89.88	$196,657	0.10%	0.25%	1.05%	20.61%	20.44%
2022	5,141	$36.45	$74.63	$188,676	0.10%	0.25%	0.94%	(7.19%)	(7.33%)
2021	5,968	$39.27	$80.54	$236,505	0.10%	0.25%	1.54%	33.35%	33.15%
2020	3,903	$29.45	$60.49	$116,259	0.10%	0.25%	1.53%	8.16%	7.99%
VIP - Utilities Initial Class
2024	586	$52.15	$49.74	$30,402	0.80%	1.00%	2.09%	27.96%	27.70%
2023	584	$40.75	$38.95	$23,681	0.80%	1.00%	2.08%	(1.83%)	(2.01%)
2022	833	$41.51	$39.75	$34,384	0.80%	1.00%	1.64%	4.59%	4.36%
2021	651	$39.69	$38.09	$25,765	0.80%	1.00%	1.85%	16.56%	16.32%
2020	732	$34.05	$32.74	$24,771	0.80%	1.00%	2.46%	(0.98%)	(1.18%)
VIP - Utilities Investor Class
2024	4,939	$46.59	$57.30	$248,114	0.10%	0.25%	2.26%	28.76%	28.57%
2023	3,987	$36.18	$44.57	$158,539	0.10%	0.25%	2.04%	(1.23%)	(1.36%)
2022	5,431	$36.63	$45.18	$218,566	0.10%	0.25%	1.57%	5.29%	5.12%
2021	4,028	$34.79	$42.98	$154,428	0.10%	0.25%	1.83%	17.25%	17.08%
2020	4,202	$29.67	$36.71	$138,543	0.10%	0.25%	2.38%	(0.36%)	(0.51%)
VIP - Technology Initial Class
2024	2,149	$147.00	$140.22	$314,693	0.80%	1.00%	—	34.50%	34.23%
2023	2,419	$109.29	$104.46	$263,290	0.80%	1.00%	0.14%	57.05%	56.73%
2022	2,055	$69.59	$66.65	$142,551	0.80%	1.00%	—	(36.37%)	(36.49%)
2021	2,666	$109.36	$104.95	$290,330	0.80%	1.00%	—	27.14%	26.88%
2020	2,901	$86.02	$82.71	$248,510	0.80%	1.00%	0.08%	63.63%	63.30%
VIP - Technology Investor Class
2024	14,679	$133.54	$305.68	$2,137,374	0.10%	0.25%	—	35.35%	35.15%
2023	14,270	$98.66	$226.18	$1,560,556	0.10%	0.25%	0.07%	57.99%	57.75%
2022	12,400	$62.45	$143.38	$861,708	0.10%	0.25%	—	(35.94%)	(36.03%)
2021	14,315	$97.48	$224.15	$1,554,980	0.10%	0.25%	—	27.94%	27.74%
2020	14,515	$76.20	$175.47	$1,254,095	0.10%	0.25%	0.06%	64.60%	64.35%
VIP - Energy Initial Class
2024	936	$37.76	$36.02	$35,167	0.80%	1.00%	2.19%	3.46%	3.27%
2023	1,226	$36.50	$34.88	$44,550	0.80%	1.00%	2.33%	0.19%	(0.03%)
2022	2,549	$36.43	$34.89	$92,462	0.80%	1.00%	2.75%	61.87%	61.55%
2021	1,244	$22.51	$21.60	$27,847	0.80%	1.00%	3.28%	54.11%	53.80%
2020	1,019	$14.60	$14.04	$14,829	0.80%	1.00%	2.68%	(33.31%)	(33.44%)
VIP - Energy Investor Class
2024	8,298	$21.49	$31.54	$187,335	0.10%	0.25%	2.07%	4.10%	3.94%
2023	11,055	$20.65	$30.35	$240,589	0.10%	0.25%	2.52%	0.81%	0.66%
2022	18,072	$20.48	$30.15	$388,304	0.10%	0.25%	2.55%	62.96%	62.72%
2021	11,233	$12.57	$18.53	$148,929	0.10%	0.25%	2.65%	55.00%	54.77%
2020	7,723	$8.11	$11.97	$66,258	0.10%	0.25%	2.98%	(32.87%)	(32.97%)

75	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Health Care Initial Class
2024	1,101	$74.93	$71.47	$82,129	0.80%	1.00%	—	4.29%	4.08%
2023	1,317	$71.85	$68.67	$94,192	0.80%	1.00%	—	3.42%	3.22%
2022	1,580	$69.47	$66.53	$109,365	0.80%	1.00%	—	(13.10%)	(13.28%)
2021	1,811	$79.94	$76.72	$144,136	0.80%	1.00%	0.09%	10.84%	10.62%
2020	2,031	$72.13	$69.36	$145,735	0.80%	1.00%	0.55%	20.61%	20.36%
VIP - Health Care Investor Class
2024	8,533	$68.14	$98.47	$593,290	0.10%	0.25%	—	4.95%	4.79%
2023	10,179	$64.93	$93.97	$676,540	0.10%	0.25%	—	4.11%	3.95%
2022	11,741	$62.36	$90.40	$750,486	0.10%	0.25%	—	(12.58%)	(12.71%)
2021	12,270	$71.33	$103.56	$897,989	0.10%	0.25%	0.08%	11.54%	11.38%
2020	12,809	$63.95	$92.98	$844,282	0.10%	0.25%	0.50%	21.37%	21.18%
VIP - Financials Initial Class (A)
2024	895	$34.53	$32.94	$30,780	0.80%	1.00%	1.93%	31.66%	31.39%
2023	825	$26.23	$25.07	$21,540	0.80%	1.00%	2.57%	13.83%	13.59%
2022	1,175	$23.04	$22.07	$26,949	0.80%	1.00%	1.85%	(9.07%)	(9.24%)
2021	1,283	$25.34	$24.32	$32,377	0.80%	1.00%	1.82%	32.13%	31.86%
2020	929	$19.18	$18.44	$17,730	0.80%	1.00%	2.33%	(0.04%)	(0.25%)
VIP - Financials Investor Class (A)
2024	5,605	$49.91	$77.22	$235,581	0.10%	0.25%	1.88%	32.61%	32.41%
2023	5,190	$37.64	$58.32	$160,151	0.10%	0.25%	2.50%	14.44%	14.28%
2022	6,695	$32.89	$51.03	$180,435	0.10%	0.25%	1.87%	(8.46%)	(8.60%)
2021	7,535	$35.93	$55.83	$221,585	0.10%	0.25%	1.78%	33.00%	32.80%
2020	4,953	$27.01	$42.04	$108,409	0.10%	0.25%	2.38%	0.53%	0.38%
VIP - Industrials Initial Class
2024	350	$89.72	$85.58	$31,207	0.80%	1.00%	0.70%	22.64%	22.40%
2023	355	$73.16	$69.92	$25,835	0.80%	1.00%	0.31%	22.28%	22.02%
2022	389	$59.83	$57.30	$23,128	0.80%	1.00%	0.17%	(11.02%)	(11.20%)
2021	428	$67.24	$64.53	$28,598	0.80%	1.00%	—	16.15%	15.92%
2020	479	$57.89	$55.67	$27,545	0.80%	1.00%	0.56%	11.41%	11.19%
VIP - Industrials Investor Class
2024	3,118	$53.89	$93.53	$182,592	0.10%	0.25%	0.70%	23.41%	23.23%
2023	2,885	$43.67	$75.90	$138,286	0.10%	0.25%	0.24%	23.07%	22.90%
2022	2,894	$35.48	$61.76	$112,871	0.10%	0.25%	0.12%	(10.50%)	(10.64%)
2021	2,968	$39.64	$69.11	$129,664	0.10%	0.25%	—	16.91%	16.74%
2020	3,186	$33.91	$59.21	$121,047	0.10%	0.25%	0.50%	12.08%	11.91%
VIP - Consumer Discretionary Initial Class
2024	274	$69.92	$66.69	$19,051	0.80%	1.00%	0.05%	23.71%	23.45%
2023	362	$56.52	$54.02	$20,376	0.80%	1.00%	0.08%	40.88%	40.57%
2022	372	$40.12	$38.43	$14,887	0.80%	1.00%	—	(35.16%)	(35.28%)
2021	478	$61.88	$59.38	$29,441	0.80%	1.00%	—	18.45%	18.21%
2020	493	$52.24	$50.23	$25,632	0.80%	1.00%	0.11%	35.06%	34.79%
VIP - Consumer Discretionary Investor Class
2024	3,032	$69.59	$124.77	$212,935	0.10%	0.25%	0.04%	24.50%	24.31%
2023	3,687	$55.89	$100.37	$208,393	0.10%	0.25%	0.01%	41.79%	41.56%
2022	3,563	$39.42	$70.90	$142,151	0.10%	0.25%	—	(34.77%)	(34.86%)
2021	4,353	$60.43	$108.85	$266,806	0.10%	0.25%	—	19.20%	19.02%
2020	4,169	$50.70	$91.45	$214,538	0.10%	0.25%	0.09%	35.86%	35.66%
VIP - Real Estate Initial Class
2024	419	$43.53	$41.70	$18,164	0.80%	1.00%	4.01%	5.67%	5.44%
2023	478	$41.20	$39.55	$19,614	0.80%	1.00%	2.36%	10.30%	10.11%
2022	559	$37.35	$35.92	$20,813	0.80%	1.00%	1.22%	(28.09%)	(28.25%)
2021	664	$51.94	$50.06	$34,346	0.80%	1.00%	1.16%	37.88%	37.60%
2020	668	$37.67	$36.38	$25,031	0.80%	1.00%	2.09%	(7.30%)	(7.49%)

76	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Real Estate Investor Class
2024	4,742	$26.45	$63.43	$134,490	0.10%	0.25%	4.07%	6.29%	6.13%
2023	5,113	$24.89	$59.76	$137,467	0.10%	0.25%	2.31%	11.00%	10.83%
2022	5,814	$22.42	$53.92	$140,732	0.10%	0.25%	1.20%	(27.65%)	(27.76%)
2021	6,610	$30.99	$74.64	$221,152	0.10%	0.25%	1.16%	38.78%	38.57%
2020	5,564	$22.33	$53.86	$136,135	0.10%	0.25%	2.04%	(6.70%)	(6.85%)
VIP - Strategic Income Initial Class
2024	1,604	$23.86	$22.89	$38,051	0.80%	1.00%	3.49%	5.22%	5.00%
2023	1,833	$22.68	$21.80	$41,398	0.80%	1.00%	4.28%	8.56%	8.35%
2022	2,119	$20.89	$20.12	$44,074	0.80%	1.00%	3.52%	(11.98%)	(12.15%)
2021	2,376	$23.73	$22.90	$56,157	0.80%	1.00%	2.62%	2.91%	2.70%
2020	2,443	$23.06	$22.30	$56,046	0.80%	1.00%	3.12%	6.65%	6.44%
VIP - Strategic Income Investor Class
2024	37,211	$17.22	$24.67	$733,756	0.10%	0.25%	3.64%	5.86%	5.70%
2023	38,664	$16.26	$23.34	$728,394	0.10%	0.25%	4.31%	9.29%	9.16%
2022	43,114	$14.88	$21.38	$743,828	0.10%	0.25%	3.51%	(11.40%)	(11.56%)
2021	47,126	$16.80	$24.18	$919,681	0.10%	0.25%	2.64%	3.62%	3.46%
2020	45,937	$16.21	$23.37	$879,413	0.10%	0.25%	3.22%	7.40%	7.24%
VIP - International Capital Appreciation Initial Class
2024	565	$32.03	$30.79	$18,043	0.80%	1.00%	0.81%	7.32%	7.10%
2023	589	$29.84	$28.75	$17,533	0.80%	1.00%	0.40%	26.51%	26.21%
2022	573	$23.59	$22.78	$13,459	0.80%	1.00%	0.24%	(27.00%)	(27.12%)
2021	701	$32.31	$31.26	$22,607	0.80%	1.00%	—	11.44%	11.22%
2020	855	$29.00	$28.10	$24,736	0.80%	1.00%	0.31%	21.26%	21.01%
VIP - International Capital Appreciation Investor Class
2024	9,116	$35.43	$66.72	$317,830	0.10%	0.25%	0.66%	8.02%	7.85%
2023	9,562	$32.80	$61.86	$308,473	0.10%	0.25%	0.31%	27.27%	27.10%
2022	9,819	$25.77	$48.67	$249,396	0.10%	0.25%	0.18%	(26.51%)	(26.63%)
2021	11,161	$35.07	$66.34	$386,152	0.10%	0.25%	—	12.13%	11.96%
2020	11,108	$31.27	$59.25	$342,612	0.10%	0.25%	0.27%	22.02%	21.83%
VIP - Value Initial Class
2024	612	$43.39	$41.72	$26,447	0.80%	1.00%	1.23%	10.48%	10.25%
2023	693	$39.28	$37.84	$27,165	0.80%	1.00%	1.22%	18.84%	18.58%
2022	848	$33.05	$31.91	$27,953	0.80%	1.00%	1.30%	(4.89%)	(5.06%)
2021	775	$34.75	$33.61	$26,844	0.80%	1.00%	1.70%	29.11%	28.85%
2020	631	$26.91	$26.08	$16,940	0.80%	1.00%	1.49%	5.41%	5.19%
VIP - Value Investor Class
2024	5,607	$51.29	$88.55	$277,870	0.10%	0.25%	1.19%	11.14%	10.97%
2023	6,036	$46.15	$79.79	$269,050	0.10%	0.25%	1.15%	19.56%	19.39%
2022	7,008	$38.60	$66.83	$261,518	0.10%	0.25%	1.30%	(4.22%)	(4.37%)
2021	5,595	$40.30	$69.89	$218,149	0.10%	0.25%	1.67%	29.85%	29.66%
2020	4,379	$31.04	$53.90	$131,011	0.10%	0.25%	1.39%	6.09%	5.93%
VIP -Freedom Income Initial Class (C)
2024	640	$18.37	$18.37	$11,767	0.80%	0.80%	3.89%	3.61%	3.61%
2023	502	$17.73	$17.73	$8,913	0.80%	0.80%	4.28%	7.07%	7.07%
2022	542	$16.56	$16.56	$8,983	0.80%	0.80%	2.28%	(12.76%)	(12.76%)
2021	597	$18.98	$18.98	$11,333	0.80%	0.80%	0.99%	2.52%	2.52%
2020	672	$18.52	$18.52	$12,440	0.80%	0.80%	1.34%	9.59%	9.59%
VIP - Investor Freedom Income Investor Class (C)
2024	3,788	$16.93	$20.55	$71,659	0.10%	0.25%	3.90%	4.21%	4.05%
2023	3,366	$16.25	$19.75	$60,543	0.10%	0.25%	4.32%	7.74%	7.62%
2022	4,200	$15.08	$18.35	$69,838	0.10%	0.25%	2.21%	(12.09%)	(12.26%)
2021	5,115	$17.15	$20.91	$97,092	0.10%	0.25%	1.01%	3.18%	3.03%
2020	5,031	$16.63	$20.30	$92,853	0.10%	0.25%	1.35%	10.29%	10.12%

77	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2005 Initial Class (C)
2024	—	$—	$—	$—	0.80%	0.80%	2.64%	(100.00%)	(100.00%)
2023	253	$19.93	$19.93	$5,043	0.80%	0.80%	4.05%	7.17%	7.17%
2022	360	$18.60	$18.60	$6,694	0.80%	0.80%	2.26%	(13.09%)	(13.09%)
2021	409	$21.40	$21.40	$8,759	0.80%	0.80%	1.07%	3.26%	3.26%
2020	434	$20.73	$20.73	$9,000	0.80%	0.80%	1.31%	10.36%	10.36%
VIP - Investor Freedom 2005 Investor Class (C)
2024	—	$—	$—	$—	0.10%	0.25%	2.68%	(100.00%)	(100.00%)
2023	787	$18.72	$25.23	$16,600	0.10%	0.25%	4.29%	7.81%	7.64%
2022	1,017	$17.36	$23.44	$19,685	0.10%	0.25%	2.15%	(12.49%)	(12.61%)
2021	1,257	$19.84	$26.82	$27,935	0.10%	0.25%	0.92%	3.99%	3.83%
2020	1,604	$19.08	$25.83	$33,642	0.10%	0.25%	1.37%	10.97%	10.80%
VIP - Freedom 2010 Initial Class
2024	226	$23.60	$23.60	$5,331	0.80%	0.80%	3.38%	4.53%	4.53%
2023	293	$22.58	$22.58	$6,611	0.80%	0.80%	3.71%	8.62%	8.62%
2022	387	$20.79	$20.79	$8,050	0.80%	0.80%	2.15%	(14.23%)	(14.23%)
2021	433	$24.24	$24.24	$10,491	0.80%	0.80%	1.05%	5.04%	5.04%
2020	454	$23.08	$23.08	$10,486	0.80%	0.80%	1.34%	11.59%	11.59%
VIP - Investor Freedom 2010 Investor Class
2024	1,941	$22.27	$30.54	$48,214	0.10%	0.25%	3.46%	5.16%	5.00%
2023	2,198	$21.18	$29.08	$52,195	0.10%	0.25%	3.88%	9.27%	9.14%
2022	2,651	$19.38	$26.65	$57,721	0.10%	0.25%	2.14%	(13.57%)	(13.72%)
2021	3,142	$22.42	$30.89	$78,980	0.10%	0.25%	1.06%	5.70%	5.54%
2020	2,941	$21.21	$29.27	$70,453	0.10%	0.25%	1.34%	12.29%	12.12%
VIP - Freedom 2015 Initial Class
2024	537	$25.91	$25.91	$13,921	0.80%	0.80%	3.18%	5.66%	5.66%
2023	600	$24.52	$24.52	$14,707	0.80%	0.80%	3.51%	10.07%	10.07%
2022	684	$22.28	$22.28	$15,948	0.80%	0.80%	2.16%	(15.28%)	(15.28%)
2021	900	$26.30	$26.30	$23,673	0.80%	0.80%	1.09%	6.83%	6.83%
2020	953	$24.62	$24.62	$23,473	0.80%	0.80%	1.27%	12.93%	12.93%
VIP - Investor Freedom 2015 Investor Class
2024	2,963	$24.23	$33.64	$80,036	0.10%	0.25%	3.15%	6.32%	6.16%
2023	3,188	$22.79	$31.69	$81,572	0.10%	0.25%	3.50%	10.86%	10.67%
2022	3,875	$20.56	$28.63	$89,652	0.10%	0.25%	2.05%	(14.76%)	(14.87%)
2021	4,165	$24.12	$33.63	$113,650	0.10%	0.25%	1.04%	7.53%	7.37%
2020	4,087	$22.43	$31.32	$104,884	0.10%	0.25%	1.29%	13.59%	13.42%
VIP - Freedom 2020 Initial Class
2024	512	$27.71	$27.71	$14,195	0.80%	0.80%	2.70%	6.85%	6.85%
2023	648	$25.94	$25.94	$16,808	0.80%	0.80%	3.16%	11.51%	11.51%
2022	736	$23.26	$23.26	$17,117	0.80%	0.80%	2.05%	(16.36%)	(16.36%)
2021	891	$27.81	$27.81	$24,784	0.80%	0.80%	1.01%	8.60%	8.60%
2020	1,048	$25.61	$25.61	$26,850	0.80%	0.80%	1.31%	14.14%	14.14%
VIP - Investor Freedom 2020 Investor Class
2024	5,411	$26.68	$38.48	$156,670	0.10%	0.25%	2.77%	7.54%	7.38%
2023	6,447	$24.81	$35.84	$173,673	0.10%	0.25%	3.15%	12.30%	12.10%
2022	7,254	$22.09	$31.97	$174,304	0.10%	0.25%	2.03%	(15.93%)	(16.03%)
2021	8,072	$26.27	$38.08	$230,961	0.10%	0.25%	1.08%	9.43%	9.26%
2020	8,110	$24.01	$34.85	$213,363	0.10%	0.25%	1.28%	14.84%	14.67%
VIP - Freedom 2025 Initial Class
2024	587	$30.57	$30.57	$17,945	0.80%	0.80%	2.41%	7.59%	7.59%
2023	668	$28.41	$28.41	$18,984	0.80%	0.80%	2.84%	12.71%	12.71%
2022	749	$25.21	$25.21	$18,872	0.80%	0.80%	2.02%	(17.09%)	(17.09%)
2021	842	$30.41	$30.41	$25,612	0.80%	0.80%	1.09%	9.95%	9.95%
2020	739	$27.66	$27.66	$20,442	0.80%	0.80%	1.25%	15.02%	15.02%

78	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP- Investor Freedom 2025 Investor Class
2024	5,890	$29.56	$43.18	$188,704	0.10%	0.25%	2.42%	8.35%	8.18%
2023	7,054	$27.29	$39.92	$208,582	0.10%	0.25%	2.78%	13.46%	13.28%
2022	8,281	$24.05	$35.24	$215,949	0.10%	0.25%	1.95%	(16.55%)	(16.66%)
2021	9,299	$28.82	$42.29	$290,411	0.10%	0.25%	1.08%	10.67%	10.51%
2020	9,292	$26.04	$38.27	$263,893	0.10%	0.25%	1.27%	15.76%	15.59%
VIP - Freedom 2030 Initial Class
2024	723	$32.44	$32.44	$23,456	0.80%	0.80%	2.31%	8.53%	8.53%
2023	725	$29.89	$29.89	$21,683	0.80%	0.80%	2.44%	13.77%	13.77%
2022	805	$26.27	$26.27	$21,148	0.80%	0.80%	1.95%	(17.53%)	(17.53%)
2021	835	$31.85	$31.85	$26,611	0.80%	0.80%	1.11%	11.47%	11.47%
2020	804	$28.57	$28.57	$22,983	0.80%	0.80%	1.26%	15.95%	15.95%
VIP - Investor Freedom 2030 Investor Class
2024	9,854	$32.41	$48.17	$334,565	0.10%	0.25%	2.21%	9.29%	9.12%
2023	10,573	$29.65	$44.14	$329,296	0.10%	0.25%	2.43%	14.54%	14.36%
2022	11,719	$25.89	$38.60	$319,483	0.10%	0.25%	1.91%	(17.00%)	(17.13%)
2021	11,894	$31.19	$46.58	$390,824	0.10%	0.25%	1.12%	12.14%	11.97%
2020	10,341	$27.82	$41.60	$305,469	0.10%	0.25%	1.27%	16.70%	16.53%
VIP - Freedom 2035 Initial Class (B)
2024	74	$11.94	$11.94	$879	0.80%	0.80%	2.78%	10.14%	10.14%
2023	8	$10.84	$10.84	$75	0.80%	0.80%	—	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2035 Investor Class (B)
2024	1,615	$12.07	$12.04	$19,469	0.10%	0.25%	2.56%	10.83%	10.66%
2023	462	$10.89	$10.88	$5,032	0.10%	0.25%	3.40%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP -Freedom 2040 Initial Class (B)
2024	38	$12.29	$12.29	$469	0.80%	0.80%	1.70%	12.19%	12.19%
2023	7	$10.96	$10.96	$83	0.80%	0.80%	3.68%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2040 Investor Class (B)
2024	917	$12.43	$12.40	$11,377	0.10%	0.25%	1.71%	12.82%	12.65%
2023	496	$11.02	$11.00	$5,459	0.10%	0.25%	3.28%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom 2045 Initial Class (B)
2024	—	$12.41	$12.41	$2	0.80%	0.80%	0.07%	12.92%	12.92%
2023	—	$10.99	$10.99	$2	0.80%	0.80%	9.84%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—

79	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investor Freedom 2045 Investor Class (B)
2024	274	$12.55	$12.52	$3,432	0.10%	0.25%	1.48%	13.62%	13.45%
2023	147	$11.04	$11.03	$1,618	0.10%	0.25%	3.92%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom 2050 Initial Class (B)
2024	3	$12.42	$12.42	$43	0.80%	0.80%	1.18%	12.92%	12.92%
2023	1	$11.00	$11.00	$15	0.80%	0.80%	1.17%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2050 Investor Class (B)
2024	463	$12.54	$12.51	$5,803	0.10%	0.25%	1.66%	—	—
2023	—	$—	$—	$—	—	—	—	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom Lifetime Income I
2024	367	$20.36	$20.36	$7,479	0.60%	0.60%	3.80%	3.67%	3.67%
2023	400	$19.64	$19.64	$7,882	0.60%	0.60%	4.27%	7.26%	7.26%
2022	449	$18.31	$18.31	$8,213	0.60%	0.60%	2.25%	(12.54%)	(12.54%)
2021	497	$20.94	$20.94	$10,144	0.60%	0.60%	1.01%	2.64%	2.64%
2020	537	$20.40	$20.40	$10,968	0.60%	0.60%	1.31%	9.78%	9.78%
VIP - Freedom Lifetime Income II
2024	1,008	$24.26	$24.26	$24,472	0.60%	0.60%	3.40%	4.93%	4.93%
2023	1,101	$23.12	$23.12	$25,475	0.60%	0.60%	3.78%	9.16%	9.16%
2022	1,200	$21.18	$21.18	$25,424	0.60%	0.60%	2.13%	(14.34%)	(14.34%)
2021	1,301	$24.73	$24.73	$32,207	0.60%	0.60%	1.03%	5.63%	5.63%
2020	1,416	$23.41	$23.41	$33,150	0.60%	0.60%	1.30%	12.10%	12.10%
VIP - Freedom Lifetime Income III
2024	903	$29.36	$29.36	$26,536	0.60%	0.60%	2.72%	7.15%	7.15%
2023	962	$27.40	$27.40	$26,374	0.60%	0.60%	3.04%	12.07%	12.07%
2022	1,048	$24.45	$24.45	$25,630	0.60%	0.60%	2.01%	(16.54%)	(16.54%)
2021	1,141	$29.30	$29.30	$33,391	0.60%	0.60%	1.05%	9.12%	9.12%
2020	1,216	$26.85	$26.85	$32,659	0.60%	0.60%	1.25%	14.54%	14.54%
VIP - Disciplined Small Cap Initial Class
2024	793	$33.94	$32.69	$26,839	0.80%	1.00%	1.12%	15.93%	15.72%
2023	762	$29.28	$28.25	$22,203	0.80%	1.00%	1.06%	20.00%	19.75%
2022	789	$24.40	$23.59	$19,171	0.80%	1.00%	0.85%	(18.89%)	(19.06%)
2021	885	$30.08	$29.15	$26,481	0.80%	1.00%	0.37%	19.69%	19.45%
2020	812	$25.13	$24.40	$20,323	0.80%	1.00%	0.80%	17.50%	17.27%
VIP - Disciplined Small Cap Investor Class
2024	8,208	$47.26	$68.78	$353,600	0.10%	0.25%	1.07%	16.70%	16.52%
2023	7,878	$40.50	$59.03	$289,071	0.10%	0.25%	0.98%	20.71%	20.55%
2022	7,979	$33.55	$48.97	$242,903	0.10%	0.25%	0.77%	(18.36%)	(18.49%)
2021	8,731	$41.10	$60.08	$326,811	0.10%	0.25%	0.33%	20.50%	20.32%
2020	7,586	$34.11	$49.94	$233,854	0.10%	0.25%	0.74%	18.21%	18.03%
VIP - FundsManager 20% Investor Class
2024	33,812	$16.84	$16.49	$614,387	0.10%	1.00%	3.45%	5.42%	4.50%
2023	39,212	$15.98	$15.78	$676,000	0.10%	1.00%	3.55%	8.04%	7.06%
2022	46,239	$14.79	$14.74	$739,367	0.10%	1.00%	2.24%	(9.68%)	(10.49%)
2021	51,375	$16.38	$16.47	$910,064	0.10%	1.00%	1.05%	3.55%	2.62%
2020	49,915	$15.81	$16.05	$858,205	0.10%	1.00%	1.17%	8.10%	7.12%

80	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundManager 30% Investor Class (B)
2024	1,185	$11.19	$11.06	$13,228	0.10%	0.80%	3.66%	6.31%	5.56%
2023	492	$10.53	$10.48	$5,180	0.10%	0.80%	5.87%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP - FundsManager 40% Investor Class (B)
2024	2,006	$11.38	$11.25	$22,777	0.10%	0.80%	3.34%	7.36%	6.60%
2023	1,127	$10.60	$10.55	$11,933	0.10%	0.80%	6.28%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP - FundsManager 50% Investor Class
2024	64,755	$25.13	$22.69	$1,663,905	0.10%	1.00%	2.38%	8.40%	7.43%
2023	70,321	$23.19	$21.12	$1,670,105	0.10%	1.00%	2.53%	12.83%	11.81%
2022	76,745	$20.55	$18.89	$1,616,880	0.10%	1.00%	1.99%	(14.01%)	(14.78%)
2021	80,254	$23.90	$22.17	$1,969,415	0.10%	1.00%	1.15%	9.91%	8.92%
2020	78,076	$21.74	$20.35	$1,748,196	0.10%	1.00%	1.16%	13.87%	12.84%
VIP - FundsManager 60% Investor Class
2024	76,238	$28.55	$32.03	$2,019,116	0.10%	1.40%	2.06%	9.47%	8.03%
2023	82,187	$26.08	$29.65	$1,990,284	0.10%	1.40%	2.31%	14.05%	12.57%
2022	87,935	$22.87	$26.34	$1,873,698	0.10%	1.40%	1.79%	(15.14%)	(16.25%)
2021	92,505	$26.95	$31.45	$2,330,241	0.10%	1.40%	1.12%	12.23%	10.77%
2020	92,792	$24.01	$28.39	$2,089,299	0.10%	1.40%	1.07%	15.01%	13.51%
VIP - FundsManager 70% Investor Class
2024	65,132	$32.14	$26.70	$2,047,271	0.10%	1.00%	1.81%	10.77%	9.79%
2023	65,140	$29.02	$24.32	$1,850,315	0.10%	1.00%	2.03%	15.61%	14.55%
2022	67,188	$25.10	$21.23	$1,653,954	0.10%	1.00%	1.61%	(15.75%)	(16.51%)
2021	67,644	$29.79	$25.43	$1,979,722	0.10%	1.00%	1.06%	14.41%	13.38%
2020	64,145	$26.04	$22.43	$1,642,730	0.10%	1.00%	0.94%	15.98%	14.93%
VIP - FundsManager 85% Investor Class
2024	23,200	$37.73	$29.55	$822,988	0.10%	1.00%	1.42%	12.39%	11.38%
2023	21,661	$33.57	$26.53	$682,277	0.10%	1.00%	1.64%	17.55%	16.51%
2022	21,544	$28.56	$22.77	$577,654	0.10%	1.00%	1.11%	(17.15%)	(17.90%)
2021	21,204	$34.47	$27.74	$686,925	0.10%	1.00%	0.99%	17.71%	16.65%
2020	20,203	$29.29	$23.78	$555,416	0.10%	1.00%	0.85%	17.34%	16.28%
VIP - Consumer Staples Initial Class
2024	377	$37.16	$35.86	$13,939	0.80%	1.00%	2.14%	4.72%	4.52%
2023	469	$35.48	$34.31	$16,607	0.80%	1.00%	1.83%	2.31%	2.11%
2022	627	$34.68	$33.60	$21,674	0.80%	1.00%	1.77%	(1.41%)	(1.61%)
2021	554	$35.17	$34.15	$19,382	0.80%	1.00%	1.90%	13.33%	13.10%
2020	606	$31.04	$30.19	$18,751	0.80%	1.00%	1.88%	10.88%	10.66%
VIP - Consumer Staples Investor Class
2024	4,962	$38.36	$50.55	$196,058	0.10%	0.25%	2.10%	5.35%	5.19%
2023	5,828	$36.41	$48.06	$219,135	0.10%	0.25%	1.84%	2.97%	2.83%
2022	6,691	$35.36	$46.74	$244,656	0.10%	0.25%	1.75%	(0.78%)	(0.94%)
2021	5,911	$35.64	$47.18	$218,322	0.10%	0.25%	1.81%	13.99%	13.82%
2020	6,349	$31.26	$41.46	$206,315	0.10%	0.25%	1.84%	11.65%	11.48%

81	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Materials Initial Class
2024	264	$27.90	$26.92	$7,355	0.80%	1.00%	1.11%	(3.22%)	(3.44%)
2023	384	$28.83	$27.88	$11,043	0.80%	1.00%	1.26%	6.73%	6.53%
2022	498	$27.01	$26.17	$13,443	0.80%	1.00%	1.06%	(10.50%)	(10.69%)
2021	610	$30.18	$29.30	$18,354	0.80%	1.00%	0.78%	32.36%	32.09%
2020	409	$22.80	$22.18	$9,321	0.80%	1.00%	0.74%	20.52%	20.27%
VIP - Materials Investor Class
2024	1,661	$28.56	$61.48	$49,507	0.10%	0.25%	1.07%	(2.64%)	(2.79%)
2023	2,063	$29.34	$63.25	$63,306	0.10%	0.25%	1.21%	7.46%	7.31%
2022	2,616	$27.30	$58.94	$74,749	0.10%	0.25%	1.01%	(10.00%)	(10.13%)
2021	2,748	$30.33	$65.59	$87,337	0.10%	0.25%	0.62%	33.26%	33.06%
2020	1,837	$22.76	$49.29	$44,230	0.10%	0.25%	0.73%	21.33%	21.15%
VIP - Communication Services Initial Class
2024	568	$38.59	$37.24	$21,805	0.80%	1.00%	—	32.96%	32.67%
2023	687	$29.02	$28.07	$19,833	0.80%	1.00%	—	56.13%	55.86%
2022	381	$18.59	$18.01	$7,049	0.80%	1.00%	—	(38.63%)	(38.76%)
2021	534	$30.29	$29.41	$16,122	0.80%	1.00%	—	14.72%	14.49%
2020	454	$26.40	$25.68	$11,925	0.80%	1.00%	—	34.51%	34.24%
VIP - Communication Services Investor Class
2024	3,892	$54.55	$101.76	$195,828	0.10%	0.25%	—	33.76%	33.56%
2023	4,265	$40.78	$76.20	$159,040	0.10%	0.25%	—	57.10%	56.85%
2022	2,598	$25.96	$48.58	$61,385	0.10%	0.25%	—	(38.24%)	(38.32%)
2021	3,256	$42.03	$78.76	$124,109	0.10%	0.25%	—	15.48%	15.31%
2020	2,843	$36.40	$68.31	$93,182	0.10%	0.25%	—	35.26%	35.06%
VIP - Emerging Markets Initial Class
2024	588	$13.81	$13.36	$8,110	0.80%	1.00%	1.38%	9.15%	8.97%
2023	673	$12.66	$12.26	$8,501	0.80%	1.00%	2.07%	8.82%	8.59%
2022	752	$11.63	$11.29	$8,731	0.80%	1.00%	1.72%	(20.77%)	(20.94%)
2021	812	$14.68	$14.28	$11,899	0.80%	1.00%	1.80%	(3.02%)	(3.22%)
2020	1,020	$15.14	$14.75	$15,423	0.80%	1.00%	0.88%	30.21%	29.95%
VIP - Emerging Markets Investor Class
2024	6,344	$19.41	$39.88	$110,655	0.10%	0.25%	1.36%	9.79%	9.62%
2023	6,793	$17.68	$36.38	$107,606	0.10%	0.25%	2.08%	9.50%	9.32%
2022	7,379	$16.15	$33.28	$107,372	0.10%	0.25%	1.63%	(20.27%)	(20.39%)
2021	7,768	$20.26	$41.80	$142,609	0.10%	0.25%	1.97%	(2.37%)	(2.52%)
2020	6,862	$20.75	$42.88	$127,810	0.10%	0.25%	0.85%	31.03%	30.83%
VIP - Floating Rate High Income Initial Class
2024	963	$14.71	$14.40	$14,155	0.80%	1.00%	7.06%	7.63%	7.38%
2023	1,036	$13.67	$13.41	$14,164	0.80%	1.00%	8.15%	11.32%	11.10%
2022	680	$12.28	$12.07	$8,343	0.80%	1.00%	3.93%	(1.34%)	(1.52%)
2021	662	$12.45	$12.26	$8,228	0.80%	1.00%	2.65%	4.36%	4.15%
2020	568	$11.93	$11.77	$6,768	0.80%	1.00%	4.42%	2.00%	1.79%
VIP - Floating Rate High Income Investor Class
2024	19,603	$15.79	$15.54	$307,877	0.10%	0.25%	7.52%	8.25%	8.09%
2023	17,759	$14.59	$14.38	$257,606	0.10%	0.25%	7.54%	12.15%	11.99%
2022	16,083	$13.01	$12.84	$208,260	0.10%	0.25%	4.11%	(0.68%)	(0.85%)
2021	15,963	$13.10	$12.95	$208,166	0.10%	0.25%	2.87%	4.97%	4.82%
2020	11,620	$12.48	$12.35	$144,396	0.10%	0.25%	4.56%	2.68%	2.53%
VIP - Bond Index Initial Class
2024	46,878	$10.73	$10.11	$499,842	0.10%	1.00%	3.03%	1.11%	0.20%
2023	41,272	$10.61	$10.09	$435,525	0.10%	1.00%	2.53%	5.39%	4.45%
2022	36,405	$10.07	$9.66	$364,893	0.10%	1.00%	1.78%	(13.30%)	(14.10%)
2021	36,022	$11.61	$11.25	$416,868	0.10%	1.00%	0.96%	(2.05%)	(2.93%)
2020	38,053	$11.86	$11.59	$449,910	0.10%	1.00%	1.12%	7.42%	6.45%

82	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Total Market Index Initial Class
2024	38,370	$22.30	$21.01	$850,563	0.10%	1.00%	1.37%	23.57%	22.44%
2023	35,404	$18.05	$17.16	$635,376	0.10%	1.00%	1.11%	25.94%	24.80%
2022	31,807	$14.33	$13.75	$453,695	0.10%	1.00%	1.44%	(19.30%)	(20.02%)
2021	27,617	$17.76	$17.19	$488,620	0.10%	1.00%	1.18%	25.56%	24.43%
2020	16,791	$14.14	$13.82	$236,733	0.10%	1.00%	1.66%	20.18%	19.09%
VIP - Extended Market Index Initial Class
2024	8,981	$16.10	$15.17	$143,846	0.10%	1.00%	1.40%	12.19%	11.14%
2023	9,226	$14.35	$13.65	$131,763	0.10%	1.00%	1.74%	17.35%	16.27%
2022	9,739	$12.23	$11.74	$118,665	0.10%	1.00%	1.43%	(18.23%)	(18.93%)
2021	9,437	$14.96	$14.48	$140,720	0.10%	1.00%	1.30%	21.12%	20.03%
2020	5,895	$12.35	$12.06	$72,634	0.10%	1.00%	1.36%	16.34%	15.29%
VIP - International Index Initial Class
2024	24,366	$12.77	$12.03	$309,225	0.10%	1.00%	2.99%	5.00%	4.07%
2023	23,442	$12.16	$11.56	$283,477	0.10%	1.00%	2.95%	16.01%	15.02%
2022	21,570	$10.48	$10.05	$224,978	0.10%	1.00%	2.36%	(16.08%)	(16.88%)
2021	19,348	$12.49	$12.09	$240,814	0.10%	1.00%	2.83%	7.61%	6.64%
2020	12,936	$11.61	$11.34	$149,743	0.10%	1.00%	1.84%	10.58%	9.58%
VIF - Emerging Markets Equity Class I
2024	1,935	$14.14	$30.90	$36,981	0.10%	1.00%	1.36%	7.71%	6.74%
2023	2,089	$13.13	$28.95	$38,247	0.10%	1.00%	1.63%	11.82%	10.88%
2022	2,371	$11.74	$26.11	$38,859	0.10%	1.00%	0.43%	(25.13%)	(25.84%)
2021	2,801	$15.68	$35.21	$60,655	0.10%	1.00%	0.85%	2.88%	1.96%
2020	3,068	$15.24	$34.53	$65,240	0.10%	1.00%	1.35%	14.32%	13.29%
VIF - Emerging Markets Debt Class I
2024	3,598	$15.41	$35.59	$66,974	0.10%	1.00%	10.26%	11.12%	10.12%
2023	3,936	$13.87	$32.32	$67,852	0.10%	1.00%	8.67%	11.76%	10.72%
2022	4,370	$12.41	$29.19	$66,543	0.10%	1.00%	7.48%	(18.84%)	(19.56%)
2021	5,026	$15.29	$36.29	$94,360	0.10%	1.00%	5.09%	(2.12%)	(3.00%)
2020	5,359	$15.62	$37.41	$104,004	0.10%	1.00%	4.38%	5.44%	4.49%
VIF - Global Strategist - Class II
2024	1,092	$22.35	$22.44	$23,823	0.10%	1.00%	—	7.36%	6.50%
2023	1,109	$20.82	$21.07	$22,477	0.10%	1.00%	1.68%	13.96%	12.92%
2022	1,194	$18.27	$18.66	$21,321	0.10%	1.00%	—	(17.03%)	(17.75%)
2021	1,298	$22.02	$22.69	$28,012	0.10%	1.00%	1.86%	8.26%	7.28%
2020	1,372	$20.34	$21.15	$27,284	0.10%	1.00%	1.46%	10.81%	9.81%
Invesco - V.I. Global Core Equity Series I
2024	1,241	$27.90	$30.83	$33,409	0.10%	1.00%	1.14%	16.73%	15.82%
2023	1,053	$23.90	$26.62	$24,372	0.10%	1.00%	0.58%	21.58%	20.51%
2022	1,095	$19.66	$22.09	$20,821	0.10%	1.00%	0.35%	(21.94%)	(22.65%)
2021	1,100	$25.19	$28.56	$26,966	0.10%	1.00%	0.99%	15.86%	14.81%
2020	1,044	$21.74	$24.87	$22,296	0.10%	1.00%	1.34%	13.11%	12.09%
Allspring - VT Discovery SMID Cap Growth Class 2 (5)(A)
2024	298	$79.42	$75.53	$23,554	0.80%	1.00%	—	17.18%	17.12%
2023	330	$67.78	$64.49	$22,282	0.80%	1.00%	—	19.18%	18.94%
2022	380	$56.87	$54.22	$21,547	0.80%	1.00%	—	(38.35%)	(38.47%)
2021	422	$92.24	$88.12	$38,705	0.80%	1.00%	—	(5.80%)	(5.99%)
2020	458	$97.92	$93.74	$44,568	0.80%	1.00%	—	61.35%	61.02%
Allspring - VT Opportunity Class 2 (5)
2024	236	$94.32	$89.57	$22,152	0.80%	1.00%	0.05%	14.12%	13.90%
2023	263	$82.64	$78.64	$21,653	0.80%	1.00%	—	25.49%	25.24%
2022	281	$65.86	$62.79	$18,446	0.80%	1.00%	—	(21.44%)	(21.60%)
2021	309	$83.83	$80.09	$25,802	0.80%	1.00%	0.04%	23.78%	23.53%
2020	338	$67.73	$64.84	$22,777	0.80%	1.00%	0.44%	20.03%	19.79%

83	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Lazard - Retirement Emerging Markets Portfolio - Investor
2024	3,624	$15.18	$17.76	$62,196	0.10%	1.00%	3.57%	7.57%	6.67%
2023	4,049	$14.11	$16.65	$65,755	0.10%	1.00%	5.13%	22.49%	21.44%
2022	4,349	$11.52	$13.71	$57,667	0.10%	1.00%	3.60%	(15.04%)	(15.84%)
2021	4,501	$13.56	$16.29	$70,888	0.10%	1.00%	2.13%	5.69%	4.74%
2020	4,881	$12.83	$15.55	$73,684	0.10%	1.00%	2.83%	(1.13%)	(2.03%)
PVIT - Commodity Real Return - Strategy Portfolio - Administrative
2024	2,659	$8.28	$7.37	$21,769	0.10%	1.00%	2.10%	4.06%	3.08%
2023	3,995	$7.95	$7.15	$31,472	0.10%	1.00%	17.79%	(7.95%)	(8.80%)
2022	8,773	$8.64	$7.84	$75,099	0.10%	1.00%	23.16%	8.52%	7.76%
2021	5,037	$7.96	$7.29	$39,782	0.10%	1.00%	4.54%	33.21%	32.01%
2020	2,187	$5.98	$5.52	$12,978	0.10%	1.00%	6.15%	1.25%	0.34%
PVIT - Low Duration Portfolio - Administrative
2024	20,390	$12.16	$11.23	$251,287	0.10%	1.00%	3.99%	4.39%	3.41%
2023	23,054	$11.65	$10.86	$272,381	0.10%	1.00%	3.59%	4.88%	3.92%
2022	27,687	$11.11	$10.45	$312,292	0.10%	1.00%	1.66%	(5.85%)	(6.65%)
2021	30,927	$11.80	$11.19	$371,025	0.10%	1.00%	0.52%	(1.03%)	(1.92%)
2020	36,538	$11.92	$11.41	$442,946	0.10%	1.00%	1.17%	2.89%	1.96%
PVIT - Real Return Portfolio - Administrative
2024	9,608	$13.89	$13.44	$138,003	0.10%	1.00%	2.61%	2.03%	1.13%
2023	11,201	$13.61	$13.29	$158,088	0.10%	1.00%	2.99%	3.57%	2.63%
2022	13,406	$13.14	$12.95	$182,717	0.10%	1.00%	7.06%	(12.00%)	(12.78%)
2021	15,686	$14.93	$14.85	$243,177	0.10%	1.00%	4.97%	5.48%	4.53%
2020	14,177	$14.16	$14.20	$208,969	0.10%	1.00%	1.42%	11.60%	10.59%
PVIT - Total Return Portfolio - Administrative
2024	25,679	$13.31	$12.71	$353,267	0.10%	1.00%	4.04%	2.43%	1.52%
2023	27,508	$13.00	$12.52	$370,500	0.10%	1.00%	3.56%	5.84%	4.86%
2022	30,305	$12.28	$11.94	$386,121	0.10%	1.00%	2.60%	(14.39%)	(15.14%)
2021	34,594	$14.34	$14.07	$515,196	0.10%	1.00%	1.82%	(1.37%)	(2.25%)
2020	37,789	$14.54	$14.39	$572,699	0.10%	1.00%	2.12%	8.54%	7.56%
Blackrock - Global Allocation V.I. Fund - Class I
2024	7,513	$19.94	$17.76	$148,005	0.10%	1.00%	1.20%	11.19%	10.17%
2023	8,264	$17.93	$16.12	$149,434	0.10%	1.00%	2.01%	10.22%	9.21%
2022	9,256	$16.27	$14.76	$148,964	0.10%	1.00%	—	(16.05%)	(16.81%)
2021	10,006	$19.38	$17.74	$192,033	0.10%	1.00%	0.77%	6.44%	5.48%
2020	10,357	$18.21	$16.82	$186,847	0.10%	1.00%	1.15%	20.68%	19.59%
FTVIP - Templeton Global Bond Fund - Class 2
2024	4,005	$8.99	$8.01	$35,570	0.10%	1.00%	—	(11.46%)	(12.27%)
2023	4,245	$10.15	$9.13	$42,586	0.10%	1.00%	—	2.77%	1.90%
2022	4,665	$9.88	$8.96	$45,582	0.10%	1.00%	—	(5.04%)	(5.90%)
2021	5,309	$10.40	$9.52	$54,714	0.10%	1.00%	—	(5.09%)	(5.94%)
2020	5,909	$10.96	$10.13	$64,178	0.10%	1.00%	8.47%	(5.38%)	(6.23%)
FTVIP - Franklin U.S. Government Securities Fund - Class 2
2024	4,559	$10.69	$9.53	$48,021	0.10%	1.00%	2.91%	1.27%	0.32%
2023	4,776	$10.56	$9.50	$49,715	0.10%	1.00%	2.70%	4.36%	3.49%
2022	4,982	$10.12	$9.18	$49,703	0.10%	1.00%	2.22%	(9.84%)	(10.49%)
2021	7,244	$11.22	$10.28	$80,278	0.10%	1.00%	2.39%	(1.92%)	(2.81%)
2020	9,311	$11.44	$10.57	$105,237	0.10%	1.00%	3.80%	3.73%	2.79%

(1)

These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

84	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)

The unit value and total return columns labeled “Highest” correspond with the product with the lowest expense ratio. The unit value and total return columns labeled “Lowest” correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)	During 2021, the following underlying funds were renamed:

Old Name	New Name

Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund

Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

(A)	Fund Name Change. See Note 1

(B)	New Fund. See Note 1

(C)	Fund Merged. See Note 1

7. Subsequent Events

Effective May 1, 2025, the VIP Asset Manager Growth Initial Class and VIP Asset Manager Initial Class will be renamed to VIP Asset Manager 70% Initial Class and VIP Asset Manager 50% Initial Class, respectively.

Effective May 1, 2025, the VIP Asset Manager Growth Investor Class and VIP Asset Manager Investor Class will be renamed to VIP Asset Manager 70% Investor Class and VIP Asset Manager 50% Investor Class, respectively.

Effective May 1, 2025, the VIP Hedged Equity fund will be added as a new subaccount.

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

85	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contract Owners of Fidelity Investments Variable Annuity Account I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Investments Variable Annuity Account I indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than the subaccounts denoted with footnote (2), which only includes a statement of operations and statement of changes in net assets for the period January 1, 2024 to June 7, 2024 (date of merger)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Investments Variable Annuity Account I (other than the subaccounts denoted with footnote (2)) as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)

Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity-Income - Initial Class (1)	Fidelity VIP Equity-Income - Investor Class (1)

Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)

Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)

Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)

Fidelity VIP Asset Manager Growth - Initial Class (1)	Fidelity VIP Asset Manager Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)

Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)

Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)

Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)

Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)

Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)

Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)

Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)

Fidelity VIP Financials - Initial Class (1)	Fidelity VIP Financials - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)

Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)

Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)

Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)

Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)

Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (2)	Fidelity VIP Investor Freedom 2005 - Investor Class (2)
Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)

Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)

Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)

Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom 2035 - Initial Class (1)	Fidelity VIP Investor Freedom 2035 - Investor Class (1)

86	Annual Report

Fidelity VIP Freedom 2040 – Initial Class (1)	Fidelity VIP Investor Freedom 2040 - Investor Class (1)	Fidelity VIP Freedom 2045 - Initial Class (1)

Fidelity VIP Investor Freedom 2045 - Investor Class (1)	Fidelity VIP Freedom 2050 - Initial Class (1)	Fidelity VIP Investor Freedom 2050 - Investor Class (1)

Fidelity VIP Freedom Lifetime Income I	Fidelity VIP Freedom Lifetime Income II	Fidelity VIP Freedom Lifetime Income III

Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)	Fidelity VIP FundsManager 20% - Investor Class (1)

Fidelity VIP FundsManager 30% - Investor Class (1)	Fidelity VIP FundsManager 40% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)

Fidelity VIP FundsManager 60% - Investor Class (1)	Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)

Fidelity VIP Consumer Staples - Initial Class (1)	Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)

Fidelity VIP Materials - Investor Class (1)	Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)

Fidelity VIP Emerging Markets - Initial Class (1)	Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)

Fidelity VIP Floating Rate High Income - Investor Class (1)	Fidelity VIP Bond Index – Initial Class (1)	Fidelity VIP Total Market Index – Initial Class (1)

Fidelity VIP Extended Market Index - Initial Class (1)	Fidelity VIP International Index – Initial Class (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)

Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)

Allspring VT Discovery SMID Cap Growth - Class 2 (1)	Allspring VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio – Investor (1)

PIMCO Commodity Real Return Strategy Portfolio – Administrative (1)	PIMCO Low Duration Portfolio – Administrative (1)	PIMCO Real Return Portfolio – Administrative (1)

PIMCO Total Return Portfolio – Administrative (1)	Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)

Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023

(2) Statement of operations for the period January 1, 2024 to June 7, 2024 (date of merger) and statement of changes in net assets for the period January 1, 2024 to June 7, 2024 (date of merger)

Basis for Opinions

These financial statements are the responsibility of the Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Investments Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included

87	Annual Report

confirmation of investments owned as of December 31, 2024 by correspondence with the custodians or the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2025

We have served as the auditor of one or more of the subaccounts of Fidelity Investments Variable Annuity Account I since 1987.

88	Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc.,

and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N. NRR/FIA-ANN-0221

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2024, 2023 and 2022

Report of Independent Auditors

To the Board of Directors and Management of Fidelity Investments Life Insurance Company

Opinion

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2024 and 2023, and the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the consolidated financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements

Our objectives are to obtain reasonable assurance about whether the consolidated financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the consolidated financial statements.

1

In performing an audit in accordance with US GAAS, we:

a.	Exercise professional judgment and maintain professional skepticism throughout the audit.
b.

Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements.

c.

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

d.

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.

e.

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2025

2

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2024	2023
ASSETS

Investments:

Debt securities, available-for-sale, at fair value (amortized cost of $1,534,304 in 2024 and $1,580,809 in 2023)	$1,488,171	$1,529,445

Equity securities	99	—

Other investment	106	178

Policy loans	1,305	1,500

Total Investments	1,489,681	1,531,123

Cash and cash equivalents	205,897	148,479

Restricted cash and cash equivalents	34,742	34,704

Accrued investment income	17,873	17,640

Deferred policy acquisition costs	79,281	79,097

Reinsurance deposit and receivables	741,199	761,801

Other assets	19,171	19,391

Net deferred tax asset	63,813	63,035

Income taxes receivable	12,654	—

Separate account assets	49,277,696	43,222,664

Total Assets	51,942,007	45,877,934

LIABILITIES

Future contract and policy benefits	487,110	529,151

Contract holder deposit funds	496,937	501,602

Funds withheld payable	406,882	398,702

Other liabilities and accrued expenses	91,730	80,688

Income taxes payable	—	38,889

Payable to parent and affiliates, net	16,471	6,367

Separate account liabilities	49,277,696	43,222,664

Total Liabilities	50,776,826	44,778,063

Commitments and Contingencies (Note 12)

STOCKHOLDER’S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000

Additional paid-in capital	71,378	71,378

Accumulated other comprehensive (loss) income	(35,564)	(39,339)

Retained earnings	1,126,239	1,064,699

Total Fidelity Investments Life Insurance Company Stockholder’s Equity	1,165,053	1,099,738

Noncontrolling interest	128	133

Total Stockholder’s Equity	1,163,307	1,099,871

Total Liabilities and Equity	$51,942,007	$45,877,934

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2024	2023	2022
REVENUES

Fees charged to contract holders	$141,622	$126,024	$130,159

Fund administration fees (1)	62,249	56,475	56,474

Net investment income (2)	51,504	54,931	51,989

Interest on reinsurance deposit	13,360	13,327	17,296

Premiums, net	5,206	4,051	3,603

Gain on reinsurance recapture	—	—	35,431

Net realized investment (losses) gains:

Net realized investment (losses) (2)	(4,888)	(28,306)	(18,822)

Net realized investment gain (loss) on funds withheld embedded derivative	4,359	(28,731)	—

Total net realized investment (losses) gains	(529)	(57,037)	(18,822)

Total Revenues	273,412	197,771	276,130

BENEFITS AND EXPENSES:

Underwriting, acquisition and insurance expenses (1)	109,769	95,480	97,180

Contract and policy benefits and expenses (2)	19,571	30,194	89,321

Other expenses	421	424	296

Total Benefits and Expenses	129,761	126,098	186,797

Income before income taxes	143,651	71,673	89,333

Income tax expense	(17,884)	6,457	15,704

Net Income	161,535	65,216	73,629
Less: Net gain (loss) attributable to noncontrolling interest	(5)	53	5

Net Income Attributable to Fidelity Investments Life Insurance Company	$161,540	$65,163	$73,624

Net Income	$161,535	$65,216	$73,629

Other comprehensive income (loss), before tax:

Net unrealized investment gains (losses) during the period	(63)	58,539	(176,234)

Reclassification adjustment for net realized losses (gains) included in net income	4,843	28,306	18,822

(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(1,005)	(18,440)	33,387

Other comprehensive income (loss), net of tax	3,775	68,405	(124,025)

Comprehensive Income (Loss)	165,310	133,621	(50,396)

Less: Comprehensive income (loss) attributable to noncontrolling interest	(5)	53	5

Comprehensive Income (Loss) Attributable to Fidelity Investments Life Insurance Company	$165,315	$133,568	$(50,401)

(1)	Includes affiliated company transactions (Note 9)
(2)	Includes affiliated company reinsurance transactions (Note 11)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2024, 2023, and 2022

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest	Total Stockholder’s Equity

Balance at December 31, 2021	$3,000	$71,378	$16,281	$1,125,912	$50	$1,216,621

Comprehensive income:

Other contributions	—	—	—	—	25	25

Net income (loss)	—	—	—	73,624	5	73,629

Dividends paid to parent	—	—	—	(125,000)	—	(125,000)

Other comprehensive income (loss)	—	—	(124,025)	—	—	(124,025)

Balance at December 31, 2022	$3,000	$71,378	$(107,744)	$1,074,536	$80	$1,041,250

Comprehensive income:

Net income (loss)	—	—	—	65,163	53	65,216

Dividends paid to parent	—	—	—	(75,000)	—	(75,000)

Other comprehensive income (loss)	—	—	68,405	—	—	68,405

Balance at December 31, 2023	$3,000	$71,378	$(39,339)	$1,064,699	$133	$1,099,871

Comprehensive income:

Net income (loss)	—	—	—	161,540	(5)	161,535

Dividends paid to parent	—	—	—	(100,000)	—	(100,000)

Other comprehensive income (loss)	—	—	3,775	—	—	3,775

Balance at December 31, 2024	$3,000	$71,378	$(35,564)	$1,126,239	$128	$1,165,181

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2024	2023	2022
Cash flows provided by (used for) operating activities:
Net income	161,535	$65,216	$73,629
Adjustments to reconcile net income to cash provided by operating activities:
Gain from reinsurance recapture	—	—	(35,431)
Amortization and depreciation	1,966	5,603	5,399
Net realized investment (gains) losses	4,888	28,306	18,822
Net realized investment losses on funds withheld embedded derivative	(4,359)	28,731	—
Provision for deferred taxes	(1,785)	7,874	3,539
Equity loss from investee company	72	105	296
Changes in assets and liabilities:
Accrued investment income	(233)	(1,079)	(6,515)
Funds withheld payable	8,180	1,068	—
Deferred policy acquisition costs, net of amortization	(635)	(505)	6,181
Future contract and policy benefits, net	39,579	47,054	102,408
Reinsurance deposit and receivables	20,601	17,118	40,195
Payable (receivable) to parent and affiliates, net	10,104	(3,472)	373
Income taxes payable	(51,543)	(14,442)	2,986
Other assets and other (liabilities), net	16,165	3,243	5,775

Net cash provided by operating activities	204,535	184,820	217,657

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(399,049)	(616,294)	(515,910)
Purchase of equity securities	(52)	—	—
Proceeds from sales of debt securities	348,425	575,513	365,376
Proceeds from maturities and calls of debt securities	89,685	76,637	150,773
Investment in investee company	—	—	(1,000)
Accrued (distributions) contributions in investee company	—	—	772
Investment trades payable/ receivable, net	—	—	(3,036)
Change in policy loans	196	211	(32)

Net cash provided by (used for) investing activities	39,205	36,067	(3,057)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed and variable annuity contracts	1,834,944	1,326,591	1,230,644
Net transfers from separate accounts	1,102,891	1,440,092	1,087,878
Withdrawals from variable annuity contracts	(2,943,043)	(2,822,566)	(2,350,668)
Withdrawals from fixed annuity contracts	(81,076)	(81,336)	(92,420)
Dividend paid to parent	(100,000)	(75,000)	(125,000)

Net cash used for financing activities	(186,284)	(212,219)	(249,566)

Net increase (decrease) in cash, cash equivalents, and restricted cash and cash equivalents	57,456	8,668	(34,966)

Cash, cash equivalents, and restricted cash and cash equivalents:
Beginning of year	183,183	174,515	209,481

End of year	$240,639	$183,183	$174,515

Supplemental Disclosure of cash flow for non-cash transactions
Assets deposited for funds withheld account	$—	$(384,544)	$—
Reinsurance deposit and receivables under funds withheld	$—	$375,535	$—
Proceeds from reinsurance recapture	$—	$—	$406,242

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1.  ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the “Company”). In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”). FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues and services certain variable and fixed annuity contracts and variable universal life (“VUL”) policies. Amounts invested in the fixed option of the annuity contracts and VUL contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds (Initial Class), the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Allspring Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen, twenty, twenty-five, and thirty years.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

The Company evaluates available-for-sale investments that experience declines in fair value for impairment.

Impairment related to credit losses on available-for-sale investments is recorded in the consolidated Statements of Comprehensive Income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income (“OCI”). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company will write down the amortized cost to fair value and record an impairment in earnings.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Equity securities include common stock which is reported at fair value where changes in fair value is reflected in net realized investment gains and losses.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $166,361 and $118,780 at December 31, 2024, and 2023, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $12,836 and $21,603 at December 31, 2024, and 2023, respectively.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other expenses in the Consolidated Statements of Comprehensive Income.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 – Guaranteed Benefits) on three types of products including certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The largest reinsurance counterparty exposure is partially held in collateral accounts which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer. The Company is subject to concentration of risk with respect to these reinsurance agreements.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables (continued)

Reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default (“PD”) / loss-given-default (“LGD”) models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management’s estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s Consolidated Statements of Comprehensive Income.

Funds Withheld

The Company entered into a coinsurance with funds withheld reinsurance agreement under which the Company withholds the funds rather than transferring the underlying investments to the reinsurer. The funds withheld liability represents the amount of assets withheld by the Company in accordance with the terms of the reinsurance agreement. The assets in the funds withheld account are required to remain at a value sufficient to support the policy benefit liabilities reinsured on a statutory basis. While the Company legally owns the assets in the funds withheld account and managed in accordance with guidelines to ensure investment risk is appropriately managed, the economic benefits of the funds withheld assets are transferred to the reinsurer.

Embedded Derivative

The funds withheld payable contains an embedded derivative that is considered a total return swap as the Company is obligated to pay the total return on the funds withheld assets. The embedded derivative is carried at fair value which is based on the fair value of the assets supporting the funds withheld payable. The change in fair value of the funds withheld embedded derivative is separately reported on the Consolidated Statements of Comprehensive Income. The fair value of the embedded derivative is classified based on valuation methods used for the assets held supporting the reinsurance agreement.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 10 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs (continued)

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 6.5% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2024, 2023, or 2022.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Software includes certain costs incurred for purchasing and developing software for internal use. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes (continued)

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.

The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

Future Adoption of Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements which is expected to be material.

The FASB issued new guidance that improves income tax disclosures primarily related to a company’s effect tax rate reconciliation and income taxes paid. The guidance will be effective for the Company in the year beginning January 1, 2025. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

3.  GUARANTEED BENEFITS:

The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.

Guaranteed Minimum Death Benefits (GMDB)

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.  GUARANTEED BENEFITS (CONTINUED):

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2024	2023
Beginning Balance	$5	$93

Change in benefit ratio estimate	(3)	(137)

Interest on reserve	—	(3)

Claims paid	—	—

Accrual of benefit ratio	1	52

Ending Balance	$3	$5

The reinsurance recoverables associated with the GMDB were $2 and $3 at December 31, 2024 and 2023, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 30 years from issue.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, are 3.5% for money market funds, 6.3% for bond funds, and 11.5% for equity funds.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 86%/80% for males/females, respectively, of the 2012 IAM Basic Mortality Table with Scale G2.

•	The lapse rate assumption is 5.7% for all policy durations. The partial withdrawal assumption is 1.8% for all policy durations.

•	The discount rate is 6.83%.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.  GUARANTEED BENEFITS (CONTINUED):

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2024 and 2023. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,

(in thousands, except for contract holder data)	2024	2023

Net deposits paid

Account value	$5,252,243	$4,805,070

Net amount at risk	$40,668	$48,420

Average attained age of contract holders	71	71

Ratchet (highest historical account value at specified anniversary dates)

Account value	$225,189	$213,186

Net amount at risk	$4,642	$7,659

Average attained age of contract holders	74	74

Guaranteed Minimum Withdrawal Benefits (GMWB)

The Company issued a variable annuity contract with a GMWB feature. The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1⁄2 for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (“GWB”) value as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday. The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59 1⁄2 or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59 1⁄2.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,

	2024	2023
Beginning Balance	$15,585	$11,067

Change in benefit ratio estimate	(1,198)	3,304

Interest on reserve	742	741

Accrual of benefit ratio	439	473

Ending Balance	$15,568	$15,585

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.  GUARANTEED BENEFITS (CONTINUED):

The reinsurance recoverables associated with the GMWB were $15,077 and $15,127 at December 31, 2024, and 2023, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 50 years from issue.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, are 3.5% for money market funds, 6.3% for bond funds, and 11.5% for equity funds.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 17 1⁄2 years from issue and age 59 1⁄2.

•	The mortality assumption is 86% of the 2012 IAM Basic Mortality Table with projection scale G2.

•	The lapse rate assumption is 4.8%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2024, and 2023:

	Years Ended December 31,
	2024	2023

Account value	$1,315,554	$1,367,030

GWB value	$1,392,098	$1,529,737

Average attained age of contract holders	81	80

4.  INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2024	2023	2022

Debt securities	$47,383	$52,784	$53,067

Cash and cash equivalents	5,469	4,540	2,105

Other income	725	1,205	263

Total investment income	53,577	58,529	55,435

Less: investment expenses	2,073	3,598	3,446

Net investment income	$51,504	$54,931	$51,989

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2024	2023	2022

Debt securities:

Gross realized gains	$3,618	$636	$1,031

Gross realized losses	(8,461)	(28,942)	(19,853)

Total realized investment gains (losses)	(4,843)	$(28,306)	$(18,822)

Gross realized losses from changes in fair value of equity securities was ($45) and $0 for the years ended December 31, 2024 and 2023, respectively.

The Company recorded realized investment losses as a result of impairments of $0, $231, and $0 for 2024, 2023 and 2022, respectively. The Company recorded debt securities of $0, $16, and $0 that were non-income producing for 2024, 2023 and 2022, respectively. Interest foregone by non-income producing securities was $0, $16, and $0 for 2024, 2023, and 2022, respectively.

Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	December 31,
	2024	2023

Debt securities	$(46,133)	$(51,364)

DAC	995	1,446

Deferred income tax benefit (expense)	9,574	10,579

	$(35,564)	$(39,339)

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2024 were as follows:

	2024
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities

	(in thousands)
Investment grade debt securities:

U.S. Treasury securities	$181,959	$(4,400)	22	$47,704	$(4,654)	9	$229,663	$(9,054)	31

States and political subdivisions	—	—	—	1,234	(249)	5	1,234	(249)	5

Corporate debt securities	159,293	(2,591)	95	563,933	(44,656)	412	723,226	(47,247)	507

Mortgage and asset-backed securities	11,183	(189)	12	30	(4)	1	11,213	(193)	13

Total	$352,435	$(7,180)	129	$612,901	$(49,563)	427	$965,336	$(56,743)	556

Below Investment grade debt securities:

U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—

States and political subdivisions	—	—	—	—	—	—	—	—	—

Corporate debt securities	14,551	(206)	91	36,343	(2,741)	183	50,894	(2,947)	274

Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$14,551	$(206)	91	$36,343	$(2,741)	183	$50,894	$(2,947)	274

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2024. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 94% of amortized cost at December 31, 2024. Investments in below investment grade securities have an average fair value of 94% of amortized cost as of December 31, 2024.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2023, were as follows:

	2023
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities

	(in thousands)
Investment grade debt securities:

U.S. Treasury securities	$54,048	$(1,009)	8	$47,345	$(5,231)	9	$101,393	$(6,240)	17

State and political subdivisions	—	—	—	1,297	(204)	5	1,297	(204)	5

Corporate debt securities	$65,345	$(1,986)	28	$834,449	$(60,794)	532	899,794	(62,780)	560

Mortgage and asset-backed securities	7,444	(56)	2	1,548	(67)	3	8,992	(123)	5

Total	$126,837	$(3,051)	38	$884,639	$(66,296)	549	$1,011,476	$(69,347)	587

Below Investment grade debt securities:

U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—

State and political subdivisions	—	—	—	—	—	—	—	—	—

Corporate debt securities	1,578	(93)	14	48,617	(4,077)	236	50,195	(4,170)	250

Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$1,578	$(93)	14	$48,617	$(4,077)	236	$50,195	$(4,170)	250

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2023. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 94% of amortized cost at December 31, 2023. Investments in below investment grade securities have an average fair value 92% of amortized cost as of December 31, 2023.

There were no additions, write-offs, and recoveries during 2024, 2023, and 2022, respectively.

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2024, were as follows:

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value

Debt securities:

U.S. Treasury securities	$266,199	$160	$(9,054)	$—	$257,305

States and political subdivisions	1,483	—	(249)	—	1,234

Corporate and other debt securities	1,186,093	11,760	(50,194)	—	1,147,659

Mortgage and asset-backed securities	80,529	1,637	(193)	—	81,973

Total debt securities	$1,534,304	$13,557	$(59,690)	$—	$1,488,171

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2023, were as follows:

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value

Debt securities:

U.S. Treasury securities	$184,788	$2,552	$(6,240)	—	$181,100

States and political subdivisions	1,501	—	(204)	—	$1,297

Corporate and other debt securities	1,339,674	17,792	(66,939)	—	$1,290,527

Mortgage and asset-backed securities	54,846	1,809	(134)	—	56,521

Total debt securities	$1,580,809	$22,153	$(73,517)	—	$1,529,445

The allowance for credit losses was zero as of December 31, 2024 and 2023, respectively.

The amortized cost and fair value of debt securities at December 31, 2024, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2024
	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$83,533	$83,169

Due after 1 year through 5 years	723,581	705,619

Due after 5 years through 10 years	441,645	420,738

Due after 10 years	205,016	196,672

Mortgage and asset-backed securities	80,529	81,973

	$1,534,304	$1,488,171

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

At December 31, 2024, there were contractual investment commitments of $10,234. At December 31, 2023, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities and the financial services industry.

At December 31, 2024, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,845 and $2,863 respectively. At December 31, 2023, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,795 and $2,758 respectively.

5.  VARIABLE INTEREST ENTITIES:

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company provided cash funding payments of $0, $0 and $1,000, respectively for the years ended December 31, 2024, 2023, and 2022 respectively.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits. FMR LLC continues to provide such guarantees subsequent to its contribution of Feedstock to the Company.

Feedstock and LRCH are deemed to be variable interest entities (“VIEs”). A VIE is an entity that either (i) has equity investors that lack controlling financial interest or (ii) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that most significantly impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the entity that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH. The consolidated balances include restricted cash and cash equivalents of $34,742 and $34,704 as of December 31, 2024, and 2023, respectively. These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded as restricted cash and cash equivalents in the Consolidated Balance Sheets.

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES (CONTINUED):

The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2024, and 2023 and for the years ended December 31, 2024, 2023, and 2022:

	December 31,
	2024	2023

Total Assets	$3,534	$3,539

Total Liabilities	3,406	3,406

Noncontrolling equity interest	$128	$133

	Years Ended December 31,
	2024	2023	2022

Total Revenues	$1,538	$995	$25

Total Expenses	(1,543)	(942)	(20)

Net loss before income taxes	(5)	53	5

Income tax expense	—	—	—

Net Income (Loss)	(5)	53	5

Less: Net loss attributable to noncontrolling interest	(5)	53	5

Net Income Attributable to Fidelity Investments Life Insurance Company	$—	$—	$—

Noncontrolling interest represents ownership interests in LRCH that is not attributable to the Company.

6.  FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.  FAIR VALUE MEASUREMENTS (CONTINUED):

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Equity securities are reported at fair value on a recurring basis. Fair value is obtained from public quotations which are reflected in Level 1.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The funds withheld payable includes an embedded derivative that has been bifurcated from the host contract and is measured at fair value on a recurring basis. The fair value is determined based on the change in the estimated fair value of the underlying funds withheld investments which is reflected in Level 2.

There were no Level 3 assets held by the Company during 2024 or 2023. There were no transfers into or out of Level 3 during 2024 or 2023.

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.  FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2024
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:

Available-for-sale debt securities:

U.S. Treasury securities	$257,305	$—	$—	$257,305

States and political subdivisions	—	1,234	—	1,234

Corporate and other debt securities	—	1,147,659	—	1,147,659

Mortgage and asset-backed securities	—	81,973	—	81,973

Total available-for-sale debt securities	257,305	1,230,866	—	1,488,171

Equity securities	99	—	—	99

Cash equivalents	166,361	—	—	166,361

Restricted cash equivalents	34,742	—	—	34,742

Subtotal excluding separate account assets	458,507	1,230,866	—	1,689,373

Separate account assets	49,277,696	—	—	49,277,696

Total	$49,736,203	$1,230,866	$—	$50,967,069

Liabilities:

Funds withheld payable	$—	$406,882	$—	$406,882

Total	$—	$406,882	$—	$406,882

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.  FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2023
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:

Available-for-sale debt securities:

U.S. Treasury securities	$181,100	$—	$—	$181,100

States and political subdivisions	—	1,297	—	1,297

Corporate and other debt securities	—	1,290,527	—	1,290,527

Mortgage and asset-backed securities	—	56,521	—	56,521

Total available-for-sale debt securities	181,100	1,348,345	—	1,529,445

Cash equivalents	118,780	—	—	118,780

Restricted cash equivalents	34,704	—	—	34,704

Subtotal excluding separate account assets	334,584	1,348,345	—	1,648,225

Separate account assets	43,222,664			43,222,664

Total	$43,557,248	$1,348,345	$—	$44,905,593

Liabilities:

Funds withheld payable	$—	$398,702	$—	$398,702

Total	$—	$398,702	$—	$398,702

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2024		December 31, 2023
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:

Other investment	$106	$106	$178	$178

Policy loans	1,305	1,305	1,500	1,500

Reinsurance deposit and receivables	741,199	740,730	761,801	762,979

Total	$742,610	$742,141	$763,479	$764,657

Financial Liabilities:
Contract holder deposit funds	$496,937	$487,003	$501,602	$493,267

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.  FAIR VALUE MEASUREMENTS (CONTINUED):

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Other Investment

Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

7.  INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2024	2023	2022

Current:

Federal	$(16,366)	$(1,766)	$11,858

State	267	349	307

	$16,099	$(1,417)	$12,165

Deferred:

Federal	$(1,800)	$7,734	$3,749

State	15	140	(210)

	$(1,785)	$7,874	$3,539

Income tax expense	$(17,884)	$6,457	$15,704

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.  INCOME TAXES (CONTINUED):

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company’s net deferred tax asset were as follows:

	December 31,
	2024	2023
Deferred income tax assets (liabilities):

Deferred policy acquisition costs	$27,051	$24,272

Contract holder reserves	35,941	34,246

Contract holder reserves - Tax Cuts and Jobs Act (“TCJA”)

Transition Adjustment	(1,471)	(2,943)

Unrealized gains on available-for-sale securities	9,804	10,908

Deferred revenue	676	672

Deferred compensation and retirement benefit plans	359	1,277

Capital loss carryforward	6,819	5,657

Embedded derivative	(577)	2,194

Other, net	1,834	3,317

Net deferred tax asset before valuation allowance	80,436	79,600

Valuation allowance	(16,623)	(16,565)

Net deferred tax asset after valuation allowance	$63,813	$63,035

The Company recorded a deferred tax asset of approximately $16,623 and $16,565 related to net unrealized losses on available-for-sale securities and capital loss carryforwards as of December 31, 2024 and 2023, respectively. The capital loss carryforwards can be used to offset taxable capital gains income in the future but will expire if they are not used within certain prescribed periods. The Company concluded that it was more likely than not that it will not have sufficient taxable capital gains income in the future to realize the net unrealized losses on available-for-sale securities and capital loss carryforwards. Accordingly, the Company recorded a valuation allowance of $16,623 and $16,565 as of December 31, 2024 and 2023, respectively.

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.  INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2024	2023	2022

Tax provision at U.S. Federal statutory rate	$30,140	$15,052	$18,759

Unrecognized tax benefits	(27,961)	(27,711)	3,901

Provision to return adjustment	(8,737)	6,122	2,174

Dividends received deduction	(11,777)	(3,805)	(9,028)

IRC 45 tax credit	—	—	(217)

Increase in valuation allowance	64	16,565	—

Other, net	387	234	115

Income tax (benefit) expense	$(17,884)	$6,457	$15,704

The Company paid net federal and state income taxes of $35,445, $13,024, and $9,180 in 2024, 2023, and 2022, respectively.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2021. The Company is not currently under examination for the income tax filings in any other jurisdictions.

The Inflation Reduction Act of 2022 (“IRA”) was enacted by the U.S. Government on August 16, 2022 and includes a new corporate alternative minimum tax (“CAMT”) effective January 1, 2023. The CAMT applies to corporations based on their affiliated group basis and requires computing the U.S. federal income tax liability under the regular corporate tax system and the CAMT. The Company determined that it is subject to the CAMT.

The effects of tax legislation are recognized in the period of enactment. In addition, companies are required to consider the impact of the new tax law on the realizability of deferred tax assets. The Company did not have any CAMT liability as of December 31, 2024.

In 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under Internal Revenue Code Section 45, and certain operating losses, for tax years 2011 and 2012. During 2023, the statute of limitations expired for certain tax years under the IRS challenge. In 2024, the IRS completed its review and closed its challenge of the remaining years. Accordingly, the Company decreased its liability for unrecognized tax benefits by $29,210 and $28,300 for the years ended December 31, 2024 and 2023, respectively. The Company classifies all interest and penalties as income tax expense.

8.  STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah for FILI and New York State Insurance Laws for EFILI, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid cash dividends to FMR LLC of $100,000, $75,000, and $125,000 in 2024, 2023 and 2022, respectively.

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8.  STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)

	2024	2023	2022
FILI

Statutory net income	$148,122	$112,731	$101,546

Statutory surplus	$1,061,834	$1,007,887	$1,003,195

EFILI

Statutory net income	$14,547	$9,151	$13,186

Statutory surplus	$113,865	$108,768	$112,281

9.  AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $50,223, $43,524 and $41,730 in 2024, 2023 and 2022, respectively, under these agreements. These fees are included in Fund administration fees in the Consolidated Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation based on the variable annuity contract value each year and compensation for each new first year contract. In addition FILI pays FIA based on annuity payments received for fixed deferred annuity contracts. EFILI pays FIA sales compensation based on annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA based on term life insurance first-year premiums. The Company compensated FIA in the amount of $49,099, $40,878, and $40,968 in 2024, 2023 and 2022, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company was reimbursed $40,962, $35,354, and $24,220 in 2024, 2023 and 2022, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company’s expenses.

The Company entered into agreements with FIAM LLC whereby investment and managerial advice is provided to the Company. During 2023, the Company entered into an agreement with Soteria Reinsurance Holdings LLC to provide investment and managerial advice for the assets supporting the Funds withheld account. The Company incurred charges of $2,058, $2,482, and $2,348 in 2024, 2023 and 2022, respectively, for such services.

28

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9.  AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred charges from FMR LLC and its subsidiaries of $30,655, $27,188, and $22,180 in 2024, 2023 and 2022, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled in accordance with the terms of the respective agreements.

FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $2,513, $2,877 and $2,000 in 2024, 2023 and 2022, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms. All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $5,852, $6,074, and $4,996 in 2024, 2023 and 2022, respectively.

The Company participates in FMR LLC’s Retiree Health Reimbursement Plan (“RHRP”), a defined benefit health reimbursement arrangement covering eligible employees. FMR LLC has established the Fidelity Welfare Benefit Plans VEBA Trust (the “Trust”) to provide a funding vehicle for certain benefits related to FMR LLC’s benefit plans, including the RHRP. FMR LLC accrued a benefit to participants under the RHRP based on awards to employees that are subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC and participant contributions are not required. The Company is allocated an expense from FMR LLC associated with the actuarial derived annual cost of providing these benefits to the Company’s employees. For the years ended December 31, 2024, 2023 and 2022, compensation expense related to the RHRP was $305, $175 and $210, respectively.

The Company issued a $300 million unsecured revolving line of credit facility (“LOC Agreement”) to FMR LLC which matures on March 14, 2025. The LOC Agreement may be extended for successive one year periods by mutual agreement of the parties and prior notice to and a lack of objection by the Utah Insurance Department. Under the terms of the LOC Agreement, the Company receives a facility fee per year based on the unused amounts. In addition, the Company receives annual interest on any advances made under the LOC Agreement where the spread may change from time to time based on the terms of the LOC Agreement. There were no amounts advanced by the Company as of December 31, 2024. The Company earned interest of $0 and facility fees of $122 for each of the years ended December 31, 2024, 2023, and 2022 respectively. Effective March 15, 2025, the Company and FMR LLC extended the LOC Agreement for one year.

29

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10.  UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2024	2023	2022

Underwriting, acquisition and insurance expenses:

Commissions, gross	$49,100	$40,878	$40,968

Compensation and benefits	25,932	25,318	24,198

Capitalization of deferred policy acquisition costs	(4,494)	(3,712)	(3,518)

Amortization (accretion) of deferred policy acquisition costs	3,859	3,208	9,699

Rent expense	1,074	1,939	1,629

Taxes, licenses and fees	3,203	2,700	3,163

General insurance expenses	31,095	25,149	21,041

Total underwriting, acquisition and insurance expenses	$109,769	$95,480	$97,180

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company increased (decreased) amortization by $(2,247), $(1,868), and $3,510 in 2024, 2023 and 2022, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

11.  REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the consolidated balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

30

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.  REINSURANCE: (CONTINUED)

The Company is subject to concentration risk related to this coinsurance agreement. Financial information related to the coinsurance agreement for the years ended December 31 were as follows:

	As of December 31,
	2024	2023
Reinsurance deposits and receivables:

Principal Life Insurance Company	$318,393	$339,598

Reinsurance deposits and receivables	$318,393	$339,598

Contract holder deposit funds and future contract and policy benefits	$318,393	$339,598

Interest on reinsurance deposit	$13,253	$12,561

Contract and policy benefits and expenses	$9,882	$10,522

The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of the reinsurer.

The Company entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product with Genworth Life Insurance Company (“GLIC”). Sales of this product were discontinued in May 2008. The reinsurance receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies has been accounted for as a deposit liability and recorded in contract holder deposit funds on the consolidated balance sheets. Under the reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts.

Effective April 1, 2022, the Company recaptured its 100% coinsurance agreement with GLIC that reinsured a fixed guaranteed income annuity product. Pursuant to the recapture agreement, the Company received approximately $409,979 in net cash and debt securities as consideration which was partially offset by the recaptured policy and contract reserves of $368,381. The Company recognized a one-time gain of approximately $35,431, before-tax, as the difference between the assets received and the recaptured reserves. As a result of loss recognition testing, the Company recognized premium deficiency reserves as a charge to the Statement of Comprehensive Income of $0, $0, and $46,193 for the years ended December 31, 2024, 2023, and 2022, respectively.

Effective July 1, 2023, the Company entered into a 100% coinsurance with funds withheld reinsurance agreement (“Funds Withheld Agreement”) with an affiliate, Soteria Reinsurance, Ltd. (“Soteria Re”), to reinsure the fixed guaranteed income annuity product previously recaptured from GLIC. Soteria Re is a Bermuda based reinsurer who is wholly-owned by Soteria Reinsurance Holdings LLC (“Soteria Holdings”) who in turn is wholly-owned by FMR LLC. In connection with the Funds Withheld Agreement, the Company entered into an investment management agreement with Soteria Holdings to provide investment and managerial advice for the assets supporting the reinsured liabilities. Effective October 21, 2024, the Funds Withheld Agreement was amended to reinsure a fixed deferred annuity on a flows basis. Under the Funds Withheld Agreement, the Company receives a ceding expense allowance and an upfront distribution allowance. The Company recorded total reinsurance allowances of $1,636 and $268 for the years ended December 31, 2024 and 2023, respectively.

31

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.  REINSURANCE: (CONTINUED)

The Company recorded a cost of reinsurance asset at the inception of the Funds Withheld Agreement, which is reported in Reinsurance Deposit and Receivables. The cost of reinsurance asset represents the difference between the assets transferred and liabilities reinsured and is amortized over the expected life of the reinsured policies. As of December 31, 2024 and 2023, the cost of reinsurance asset was $5,095 and $5,611, respectively. Accretion for the cost of reinsurance asset was $516 and $144 for the years ended December 31, 2024 and 2023, respectively.

The Company established a funds withheld account, which is recorded in funds withheld payable, equal to the associated assets at fair value to support the policy liabilities reinsured on a statutory basis. The assets in the funds withheld account are trued up on a quarterly basis to the policy liabilities on a statutory basis.

The Company held the following assets under the coinsurance under the Funds Withheld Agreement, which are reported in the line items shown on the Consolidated Balance Sheet:

	As of December 31,
	2024	2023
Debt securities, available-for-sale

Corporate and other debt securities	$286,956	$314,452

CLO, mortgage and asset-backed securities	81,685	54,972

Total Debt Securities	368,641	369,424

Cash equivalents	26,919	13,947

Accrued investment income	5,556	5,776

Pending securities receivable	—	9,990

Total	$401,116	$399,137

Certain assets in the funds withheld payable are reported at fair value. As of December 31, 2024, the funds withheld payable balance was $406,882, which was net of a derivative asset of $2,886. As of December 31, 2023, the funds withheld payable balance was $398,702 which was net of a derivative liability of $1,447. The change in fair value of the embedded derivative was a gain of $4,359 and a loss of ($28,731) for the years ended December 31, 2024 and 2023, respectively and is reported as Net Realized Investment Losses on Funds Withheld Embedded Derivative on the Consolidated Statements of Comprehensive Income.

32

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.  REINSURANCE: (CONTINUED)

The net investment income and net realized capital gains (losses) related to the assets under the coinsurance with funds withheld agreement are reported net of the amounts in the line items shown on the Consolidated Statements of Comprehensive Income. The following are the components of net investment income and net realized capital gains (losses) on the funds withheld assets that were transferred to Soteria Re:

	Year Ended December 31,
	2024	2023

Debt securities	$20,171	$6,926

Cash equivalents	1,149	486

Total investment income	21,320	7,412

Less: investment expenses	(298)	(184)

Net investment income	$21,022	$7,228

	Year Ended December 31,
	2024	2023

Debt securities	$(638)	$(12,387)

Net realized investment (losses)	$(638)	$(12,387)

The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2024 and 2023 , respectively.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2024	2023	2022

Direct life premiums	$14,385	$12,435	$11,103

Reinsurance ceded, net of ceding expense allowance	(9,179)	(8,384)	(7,500)

Net premiums	$5,206	$4,051	$3,603

Direct contract and policy benefits	$99,628	$52,867	$105,133

Reinsurance ceded benefits incurred	(72,013)	(404,038)	(29,623)

Reinsurance costs	(8,044)	381,365	13,811

Net contract and policy benefits	$19,571	$30,194	$89,321

33

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

12.  COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13.  SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 29, 2025 and did not identify any events that would require adjustments to, or disclosure in, the consolidated financial statements.

34

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution

(1)

Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I incorporated by reference to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Account I filed on April 25, 1997.

(2)

Board of Directors Resolution of Fidelity Investments Life Insurance Company incorporated by reference from Post-Effective Amendment No. 24 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2022.

(b)	Custodian Agreements - Not Applicable

(c)	Underwriting Contracts

(1)

Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC incorporated herein by reference to original Registration Statement on Form N-4, Reg. No. 33-16966, on behalf of Fidelity Investments Variable Account I filed on September 2, 1987 (Filed in Paper).

(2)

Second Amendment to the Distribution Agreement incorporated by reference to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Account I filed on April 25, 1997.

(d)	Contracts

(1)

Variable Annuity Policy incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 6, 2005.

(e)	Applications

(1)

Application for Deferred Variable Annuity incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on July 20, 2005.

(f)	Insurance Company’s Certification of Incorporation and By-Laws

(1)

Articles of Domestication of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(2)

Amended By-laws of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(g)	Reinsurance Contracts - Not Applicable

(h)	Participation Agreements

(1)

Participation Agreement between Fidelity Investments Life Insurance Company and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”). incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 29, 1998.

(2)	Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Adviser”) and LAZARD RETIREMENT SERIES, INC. (“Fund”).

(3)

Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company.

(4)

Participation Agreement between Fidelity Investments Life Insurance Company and AIM Variable Insurance Funds, a Delaware Trust, and Invesco Distributors, Inc., a Delaware corporation, and Invesco Advisers, Inc.

(5)

Participation Agreement between Fidelity Investments Life Insurance Company and Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V incorporated by reference from Post-Effective Amendment No. 24 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Account I, filed electronically on April 29, 2022.

(6)	Participation Agreement among Fidelity Investments Life Insurance Company and Fidelity Distributors Company LLC and Variable Insurance Products Fund VI. Filed herein as Exhibit (h)(6).

(i)	Administrative Contracts - Not Applicable

(j)	Other Material Contracts - Not Applicable

(k)	Legal Opinion

Legal opinion and consent of Lance A. Warrick filed herein as Exhibit (k)

(l)	Other Opinions

Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit (l)

(m)	Omitted Financial Statements - Not Applicable

(n)	Initial Capital Agreements - Not Applicable

(o)	Form of Initial Summary Prospectuses

(1)

Form of Initial Summary Prospectus incorporated by reference from Post-Effective Amendment No. 24 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2022.

(p)	Power of Attorney

(1)

Power of Attorney for William J. Johnson, Jr. incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(2)

Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(3)

Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2018.

(4)

Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 333-123844, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 30, 2020.

(5)

Power of Attorney for Kathryn A. Dunn incorporated by reference from Post-Effective Amendment No. 25 to Registration Statement on Form N-4, Reg. No. 333-123844, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2023.

(6)

Power of Attorney for Robert W. Litle incorporated by reference from Post-Effective Amendment No. 25 to Registration Statement on Form N-4, Reg. No. 333-123844, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2023.

(7)	Power of Attorney for Ari Lindner filed herein as Exhibit (p)(7)

(8)	Power of Attorney for Thomas J. Tesauro filed herein as Exhibit (p)(8)

(q)	Letter Regarding Change in Certifying Account - Not Applicable

(r)	Historical Current Limits on Index Gains - Not Applicable

Item 28. Directors and Officers of the Insurance Company

Name and Principal Business Address	Positions and Offices with Insurance Company
Ari Lindner	Director and President
Kathryn A. Dunn	Director
William J. Johnson, Jr.	Director
Robert W. Litle	Director
Nancy D. Prior	Director
Thomas J. Tesauro	Director
David J. Vargo	Director
James F. Andrea, Jr.	Head of Client Services & Operations
Kerri Bellantoni	Vice President, Human Resources
Jason Heath	Chief Investment Officer
Maxine Hensel	Chief Operating Officer
Andrew McIntosh	Illustration Actuary
John McLaughlin	Chief Financial Officer
Sara Liane Latham	Appointed Actuary
Brian N. Leary	Vice President, Consumer Services Officer & Chief Compliance Officer
Miles Mei	Treasurer
Robert G. Regan	Chief Risk Officer
Deepa Rao Trivedi	Vice President, Technology Management
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each person named in Item 28 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 29. Persons Controlled By or Under Common Control with the Insurance Company or the Registered Separate Account

The Depositor, Fidelity Investments Life Insurance Company, a Utah Corporation, is 100% owned by FMR LLC. FMR LLC has numerous subsidiaries, including the following financial services providers:

•	Fidelity Brokerage Services LLC, a Delaware limited liability Company

•	Fidelity Distributors Company LLC, a Delaware limited liability Company

•	Fidelity Workplace Investing LLC, a Delaware limited liability Company

•	Fidelity Insurance Agency, Inc., a Massachusetts Corporation

•	Fidelity Investments Institutional Operations Company LLC, a Delaware limited liability Company

•	Fidelity Management & Research Company LLC, a Delaware limited liability Company (advisor to the Fidelity Funds including the Variable Insurance Product Funds named in the prospectus)

•	Digital Brokerage Services, LLC, a Delaware limited liability Company

•	Fidelity Prime Financing LLC, a Delaware limited liability Company

•	Green Pier Fintech LLC, a Delaware limited liability Company

•	National Financial Services LLC, a Delaware limited liability Company

Item 30. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity Investments Life Insurance Company’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or Director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office or then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all liabilities, costs and expenses, including amounts paid in satisfaction of judgments, in compromise and or as fines or reasonably incurred by him or them in connection with or arising out of any action, suit, or proceeding, civil or criminal, in which he or they may be involved, or incurred in anticipation of any action, suit or proceeding, by reason of his being or having any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceeding to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to an employee benefit plan, to be not in the best interests of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the Corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such Director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Management

Name and Principal Business Address	Positions and Offices with Underwriter
Robert R. Mascialino	Director, Chief Executive Officer, and President
Lisa D. Krieser	Assistant Secretary
Kevin M. McLaughlin	Chief Financial Officer
Gail R. Merken	Chief Compliance Officer
Rohit Mahna	Director
Michael Shulman	Assistant Treasurer
Charles Sturdy	Secretary and Chief Legal Officer

The address for each person named in Item 31(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)	Compensation to the Distributor:

The following aggregate amount of commissions and other compensation was received by the principal underwriter, directly or indirectly, from the Registrant for this and other variable annuity contracts issued by the Depositor, during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Fidelity Brokerage Services LLC	$14,744,837	$0	$0	$0

Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

(a)

For any Contract with Index-Linked Options and/or Fixed Options subject to a Contract Adjustment offered through this registration statement, provide the information required by the following table as of December 31 of the prior calendar year:

Name of Contract	Number of Contracts outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Not Applicable	Not Applicable	Not Appliable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 32. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 900 Salem Street, Smithfield, Rhode Island 02917.

Item 33. Management Services

Not Applicable

Item 34. Fee Representation and Undertakings

Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company, under this registration statement, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and State of Rhode Island, on this 29th day of April, 2025.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Registered Separate Account)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Ari Lindner		Lance A. Warrick
	President		Secretary

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Insurance Company)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Ari Lindner		Lance A. Warrick
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on this 29th day of April 2025.

Signature	Title	Date

/s/ *		)
Ari Lindner	President and Director	April 29, 2025)
)
/s/ *		)
Miles Mei	Treasurer	April 29, 2025)
)
/s/ *		)
Kathryn A. Dunn	Director	April 29, 2025)	By:	/s/ Lance A. Warrick
		)		Lance A. Warrick
/s/ *		)		(Attorney-in-Fact)*
William J. Johnson, Jr.	Director	April 29, 2025)
)
/s/ *		)
Robert W. Litle	Director	April 29, 2025)
)
/s/ *		)
Nancy D. Prior	Director	April 29, 2025)
)
/s/ *		)
Thomas J. Tesauro	Director	April 29, 2025)
)
/s/ *		)
David J. Vargo	Director	April 29, 2025)